LVIP SSGA Bond Index Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.97%
Fannie Mae-Aces
Series 2011-M8 A2 2.92% 8/25/21	343,749	$ 348,596
•Series 2013-M12 APT 2.41% 3/25/23	393,998	404,650
•Series 2014-M2 A2 3.51% 12/25/23	1,005,710	1,076,493
•Series 2014-M4 A2 3.35% 3/25/24	1,000,000	1,082,621
Series 2015-M1 A2 2.53% 9/25/24	500,000	528,729
•Series 2016-M13 A2 2.48% 9/25/26	1,600,000	1,715,226
•Series 2017-M15 ATS2 3.14% 11/25/27	500,000	553,657
•Series 2017-M3 A2 2.48% 12/25/26	800,000	863,455
•Series 2017-M8 A2 3.06% 5/25/27	350,000	391,165
•Series 2018-M1 A2 2.98% 12/25/27	185,000	204,616
Series 2020-M8 A2 1.82% 2/25/30	289,400	302,721
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,029,026
♦Series K030 A1 2.78% 9/25/22	520,031	530,919
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,950,632
♦•Series K050 A2 3.33% 8/25/25	900,000	985,578
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,110,030
♦Series K067 AM 3.28% 8/25/27	800,000	899,763
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,558,834
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,437,494
♦Series K079 A2 3.93% 6/25/28	800,000	934,765
♦Series K089 A2 3.56% 1/25/29	714,286	808,606
♦Series K098 A2 2.43% 8/25/29	350,000	371,602
♦Series K102 A2 2.54% 10/25/29	1,000,000	1,073,723
♦Series K105 A2 1.87% 3/25/53	250,000	256,206
♦Series K723 A2 2.45% 8/25/23	500,000	517,446
♦Series K734 A2 3.21% 2/25/26	500,000	544,612
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K737 A2 2.53% 10/25/26	1,500,000	$ 1,593,369
Total Agency Commercial Mortgage-Backed Securities (Cost $24,488,925)		26,074,534
AGENCY MORTGAGE-BACKED SECURITIES–26.77%
Fannie Mae S.F. 10 yr
4.00% 6/1/20	1,879	1,975
4.00% 5/1/23	5,794	6,089
Fannie Mae S.F. 15 yr
2.50% 10/1/27	598,450	623,263
2.50% 3/1/28	1,276,289	1,333,872
2.50% 4/1/28	1,677,184	1,742,005
2.50% 7/1/28	363,743	377,770
2.50% 9/1/28	646,697	671,670
2.50% 10/1/28	362,736	376,717
2.50% 3/1/29	1,698,566	1,764,117
2.50% 2/1/30	1,204,846	1,252,253
2.50% 5/1/30	463,632	481,552
2.50% 2/1/31	2,917,945	3,030,599
2.50% 7/1/31	1,166,001	1,213,023
2.50% 10/1/31	1,253,791	1,302,400
2.50% 12/1/32	1,686,683	1,751,957
2.50% 2/1/35	7,115,508	7,386,076
3.00% 11/1/26	1,085,928	1,137,657
3.00% 6/1/27	281,476	294,867
3.00% 8/1/27	534,452	559,925
3.00% 9/1/27	2,179,802	2,280,555
3.00% 10/1/27	320,834	335,945
3.00% 12/1/27	94,740	99,271
3.00% 8/1/29	1,498,682	1,570,097
3.00% 4/1/30	850,246	892,862
3.00% 5/1/30	2,019,813	2,115,914
3.00% 6/1/30	1,444,326	1,514,537
3.00% 12/1/30	685,849	720,291
3.00% 10/1/32	1,331,146	1,401,771
3.50% 11/1/25	239,420	252,101
3.50% 12/1/25	591,343	622,668
3.50% 12/1/26	370,598	390,301
3.50% 1/1/27	804,584	846,981
3.50% 10/1/29	1,191,710	1,257,075
3.50% 4/1/32	538,667	567,963
3.50% 7/1/32	317,177	334,242
3.50% 6/1/33	1,049,791	1,105,365
4.00% 4/1/24	35,338	37,186
4.00% 5/1/24	60,045	63,173
4.00% 6/1/24	85,959	90,461
4.00% 7/1/24	36,550	38,478
4.00% 10/1/24	2,252	2,370
4.00% 12/1/24	85,943	90,456
4.00% 1/1/25	146,285	154,010
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 3/1/25	177,699	$ 187,083
4.00% 5/1/25	56,974	59,966
4.00% 7/1/25	982	1,034
4.00% 8/1/25	5,392	5,677
4.00% 9/1/25	72,795	76,588
4.00% 10/1/25	88,917	93,608
4.00% 1/1/26	3,597	3,787
4.00% 3/1/26	186,493	196,718
4.00% 5/1/26	1,966	2,073
4.00% 7/1/26	143,866	151,349
4.00% 3/1/31	368,618	388,982
4.50% 2/1/23	16,606	17,351
4.50% 4/1/23	1,676	1,753
4.50% 5/1/23	2,324	2,429
4.50% 6/1/23	68,315	71,705
4.50% 11/1/23	3,902	4,098
4.50% 2/1/24	531	556
4.50% 3/1/24	1,208	1,276
4.50% 4/1/24	31,640	33,390
4.50% 5/1/24	62,193	65,726
4.50% 7/1/24	58,165	61,512
4.50% 8/1/24	99,460	105,139
4.50% 11/1/24	37,756	40,221
4.50% 4/1/25	71,347	75,930
4.50% 5/1/25	6,959	7,363
4.50% 6/1/25	1,794	1,877
5.00% 4/1/23	3,634	3,823
5.00% 6/1/23	101,180	106,429
5.00% 9/1/23	54,884	57,749
5.00% 11/1/23	18,767	19,739
5.00% 12/1/23	24,774	26,039
5.00% 3/1/25	13,579	14,289
5.00% 6/1/25	600	632
5.50% 4/1/22	11,354	11,705
5.50% 7/1/22	4,258	4,367
6.00% 6/1/20	123	123
6.00% 8/1/22	2,717	2,814
6.00% 9/1/22	8,953	9,264
Fannie Mae S.F. 20 yr
2.50% 2/1/40	1,488,236	1,544,862
3.00% 11/1/34	883,284	939,806
3.00% 12/1/34	660,739	703,080
3.00% 2/1/35	1,201,379	1,278,321
3.00% 3/1/36	543,165	575,965
3.00% 11/1/36	2,338,401	2,475,030
3.00% 9/1/37	1,438,492	1,521,399
3.50% 6/1/34	2,689,288	2,892,737
3.50% 7/1/34	3,087,977	3,321,709
3.50% 2/1/37	1,412,873	1,503,923
4.00% 9/1/35	231,707	253,011
4.00% 10/1/35	422,544	461,362
4.00% 1/1/37	580,362	633,788
Fannie Mae S.F. 30 yr
2.50% 11/1/49	3,440,221	3,565,214
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 9/1/42	1,424,799	$ 1,506,548
3.00% 10/1/42	2,238,420	2,366,827
3.00% 11/1/42	1,386,102	1,465,615
3.00% 12/1/42	1,311,449	1,386,680
3.00% 1/1/43	1,085,741	1,148,036
3.00% 3/1/43	2,329,718	2,463,366
3.00% 4/1/43	1,599,862	1,691,656
3.00% 6/1/43	3,992,042	4,220,606
3.00% 7/1/43	2,393,002	2,530,291
3.00% 8/1/43	2,635,214	2,786,422
3.00% 9/1/45	2,114,904	2,235,289
3.00% 11/1/45	3,813,818	4,020,480
3.00% 9/1/46	4,958,316	5,232,559
3.00% 10/1/46	3,061,323	3,230,227
3.00% 11/1/46	3,238,635	3,416,852
3.00% 12/1/46	7,815,077	8,241,538
3.00% 1/1/47	6,064,948	6,393,227
3.00% 9/1/47	1,299,721	1,369,521
3.00% 12/1/49	2,953,954	3,096,171
3.50% 10/1/40	458,674	492,359
3.50% 12/1/40	338,769	363,706
3.50% 2/1/41	496,729	533,264
3.50% 8/1/42	411,289	441,673
3.50% 9/1/42	4,271,566	4,587,303
3.50% 10/1/42	2,839,960	3,049,002
3.50% 11/1/42	841,084	903,319
3.50% 1/1/43	1,831,463	1,966,973
3.50% 2/1/43	322,818	346,702
3.50% 7/1/43	3,442,734	3,697,458
3.50% 10/1/44	1,673,844	1,795,766
3.50% 1/1/45	1,361,659	1,461,583
3.50% 2/1/45	4,572,666	4,905,685
3.50% 4/1/45	2,691,577	2,869,545
3.50% 5/1/45	2,355,357	2,511,015
3.50% 8/1/45	3,116,903	3,322,474
3.50% 11/1/45	3,898,931	4,156,267
3.50% 12/1/45	3,737,405	3,994,304
3.50% 2/1/46	9,733,831	10,380,596
3.50% 5/1/46	1,641,745	1,747,496
3.50% 6/1/46	697,888	742,362
3.50% 2/1/47	1,884,587	1,998,932
3.50% 3/1/47	1,339,631	1,420,453
3.50% 7/1/47	729,139	782,439
3.50% 9/1/47	1,486,517	1,577,646
3.50% 10/1/47	3,629,521	3,848,673
3.50% 12/1/47	2,977,004	3,146,550
3.50% 1/1/48	3,362,334	3,553,056
3.50% 2/1/48	1,337,944	1,425,207
3.50% 6/1/48	4,451,922	4,717,455
4.00% 1/1/39	24,376	26,361
4.00% 2/1/39	30,288	32,712
4.00% 3/1/39	1,424	1,539
4.00% 4/1/39	120,081	129,788
4.00% 6/1/39	87,905	95,057

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 8/1/39	300,079	$ 326,343
4.00% 9/1/39	397,298	434,578
4.00% 11/1/39	23,359	25,263
4.00% 12/1/39	527,042	569,991
4.00% 1/1/40	207,573	224,618
4.00% 5/1/40	163,257	176,658
4.00% 8/1/40	48,442	52,181
4.00% 9/1/40	68,261	73,500
4.00% 10/1/40	439,286	475,401
4.00% 11/1/40	661,435	715,294
4.00% 12/1/40	1,037,813	1,127,518
4.00% 1/1/41	2,123,524	2,297,781
4.00% 2/1/41	606,647	656,690
4.00% 3/1/41	8,372	8,949
4.00% 4/1/41	197,756	214,004
4.00% 5/1/41	1,113,911	1,205,433
4.00% 6/1/41	9,964	10,672
4.00% 9/1/41	219,984	238,040
4.00% 10/1/41	115,933	125,440
4.00% 11/1/41	241,105	260,923
4.00% 12/1/41	10,353	11,196
4.00% 1/1/42	8,196	8,871
4.00% 10/1/43	2,968,231	3,209,364
4.00% 12/1/43	767,434	830,714
4.00% 7/1/44	1,445,846	1,563,840
4.00% 9/1/44	1,508,583	1,630,995
4.00% 10/1/44	2,046,865	2,209,740
4.00% 3/1/45	1,627,392	1,752,989
4.00% 7/1/45	2,019,052	2,184,851
4.00% 9/1/45	5,737,816	6,205,355
4.00% 4/1/46	1,352,290	1,455,521
4.00% 7/1/46	480,623	517,873
4.00% 11/1/46	2,592,666	2,791,584
4.00% 4/1/47	2,918,919	3,132,210
4.00% 8/1/47	4,571,196	4,907,898
4.00% 9/1/47	1,270,626	1,361,466
4.00% 12/1/47	4,684,307	5,026,658
4.00% 1/1/48	1,365,244	1,456,679
4.00% 2/1/48	3,103,029	3,331,153
4.00% 5/1/48	993,846	1,063,956
4.00% 7/1/48	2,573,491	2,750,307
4.00% 5/1/49	4,299,922	4,583,478
4.50% 8/1/33	12,763	13,969
4.50% 1/1/34	10,276	11,251
4.50% 9/1/35	39,352	43,037
4.50% 2/1/38	13,502	14,782
4.50% 4/1/38	17,561	18,887
4.50% 7/1/38	34,924	37,897
4.50% 11/1/38	65,339	71,518
4.50% 2/1/39	184,891	202,306
4.50% 3/1/39	148,077	161,903
4.50% 4/1/39	597,062	655,857
4.50% 5/1/39	232,284	254,309
4.50% 6/1/39	64,764	70,859
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/39	219,910	$ 240,836
4.50% 9/1/39	167,733	183,693
4.50% 1/1/40	530,031	585,781
4.50% 2/1/40	890,191	975,602
4.50% 5/1/40	501,536	549,610
4.50% 6/1/40	275,786	302,208
4.50% 8/1/40	109,304	119,374
4.50% 9/1/40	253,642	277,925
4.50% 10/1/40	1,614,678	1,768,310
4.50% 11/1/40	259,810	281,225
4.50% 2/1/41	957,529	1,046,399
4.50% 4/1/41	6,693	7,202
4.50% 5/1/41	1,285,445	1,407,351
4.50% 6/1/41	110,865	120,045
4.50% 1/1/42	1,415,007	1,550,531
4.50% 9/1/43	604,580	661,778
4.50% 12/1/43	1,935,346	2,116,074
4.50% 10/1/44	166,902	182,076
4.50% 9/1/47	1,523,309	1,653,042
4.50% 11/1/47	1,186,235	1,286,503
4.50% 8/1/48	3,644,306	3,927,002
4.50% 11/1/48	2,333,705	2,512,914
4.50% 12/1/48	2,863,467	3,079,148
5.00% 9/1/33	77,068	85,412
5.00% 4/1/34	280,020	310,268
5.00% 7/1/34	188,998	209,467
5.00% 11/1/34	84,151	92,799
5.00% 4/1/35	55,816	61,965
5.00% 6/1/35	99,662	110,636
5.00% 7/1/35	1,087,138	1,204,692
5.00% 9/1/35	20,125	22,369
5.00% 10/1/35	67,817	75,504
5.00% 12/1/35	324,212	360,925
5.00% 2/1/36	739,728	823,668
5.00% 3/1/36	41,441	46,143
5.00% 11/1/36	14,056	15,589
5.00% 4/1/38	92,568	102,856
5.00% 7/1/38	10,519	11,503
5.00% 11/1/38	12,613	13,600
5.00% 8/1/39	418,198	463,559
5.00% 12/1/39	90,394	100,257
5.00% 1/1/40	241,592	270,242
5.00% 7/1/40	783,679	869,234
5.00% 9/1/40	258,180	286,201
5.00% 6/1/41	646,972	710,145
5.50% 11/1/33	19,617	21,644
5.50% 1/1/34	39,341	44,454
5.50% 5/1/34	59,023	66,483
5.50% 7/1/34	38,928	43,919
5.50% 10/1/34	90,644	102,507
5.50% 9/1/35	46,817	53,026
5.50% 10/1/35	26,637	29,680
5.50% 12/1/35	256,083	282,274
5.50% 1/1/36	224,389	254,062

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 4/1/36	569,345	$ 645,040
5.50% 8/1/36	176,703	200,403
5.50% 1/1/37	177,764	201,165
5.50% 3/1/37	52,781	59,666
5.50% 5/1/37	65,205	73,894
5.50% 6/1/37	43,176	48,814
5.50% 8/1/37	20,295	22,936
5.50% 11/1/37	897	1,013
5.50% 12/1/37	85	93
5.50% 1/1/38	1,155,899	1,306,812
5.50% 2/1/38	17,297	19,323
5.50% 5/1/38	88,240	99,891
5.50% 6/1/38	5,727	6,490
5.50% 7/1/38	54,268	61,365
5.50% 10/1/38	19,994	22,652
5.50% 1/1/39	91,779	102,734
5.50% 5/1/39	193,844	219,784
5.50% 6/1/39	194,445	220,085
5.50% 10/1/39	82,381	93,411
5.50% 7/1/41	151,698	171,845
6.00% 12/1/35	60,724	68,545
6.00% 2/1/36	27,368	31,473
6.00% 6/1/36	15,440	17,722
6.00% 7/1/36	72,615	83,432
6.00% 8/1/36	28,259	31,916
6.00% 9/1/36	41,258	47,105
6.00% 10/1/36	40,801	46,671
6.00% 11/1/36	4,562	5,198
6.00% 1/1/37	52,132	59,922
6.00% 2/1/37	162,986	187,193
6.00% 3/1/37	24,792	27,989
6.00% 4/1/37	3,482	3,850
6.00% 5/1/37	73,401	84,388
6.00% 6/1/37	33,594	38,595
6.00% 8/1/37	68,430	78,543
6.00% 9/1/37	101,635	116,504
6.00% 10/1/37	126,731	144,947
6.00% 11/1/37	25,182	28,431
6.00% 1/1/38	17,222	19,767
6.00% 2/1/38	17,884	19,783
6.00% 4/1/38	2,151	2,405
6.00% 5/1/38	67,894	77,754
6.00% 6/1/38	21,961	24,955
6.00% 8/1/38	33,596	37,354
6.00% 9/1/38	22,045	24,485
6.00% 10/1/38	8,913	10,104
6.00% 11/1/38	12,053	13,742
6.00% 12/1/38	267,431	307,932
6.00% 4/1/40	217,539	250,492
6.00% 6/1/40	374,020	430,659
6.50% 3/1/32	700	799
6.50% 7/1/36	34,628	40,099
6.50% 9/1/36	35,877	42,034
6.50% 11/1/36	75,666	89,963
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 9/1/37	7,761	$ 8,836
6.50% 10/1/37	81,370	92,850
6.50% 2/1/38	84,492	97,483
6.50% 3/1/38	208,243	247,132
6.50% 5/1/38	24,420	28,561
6.50% 7/1/38	113,805	135,260
6.50% 10/1/38	78,166	92,840
7.00% 8/1/39	146,207	171,637
Fannie Mae S.F. 30 yr TBA 2.50% 4/1/50	5,500,000	5,699,375
Freddie Mac Gold Pool 3.00% 2/1/47	3,628,029	3,826,729
Freddie Mac S.F. 15 yr
2.50% 4/1/28	66,008	68,578
2.50% 7/1/28	278,034	288,835
2.50% 9/1/28	1,250,788	1,300,249
2.50% 10/1/28	1,747,376	1,815,238
2.50% 10/1/29	1,120,168	1,163,556
2.50% 1/1/31	1,397,545	1,451,764
2.50% 5/1/31	553,666	575,150
2.50% 6/1/31	1,992,697	2,070,032
2.50% 12/1/31	1,796,079	1,870,898
2.50% 12/1/32	1,420,747	1,476,003
3.00% 11/1/26	1,319,117	1,382,142
3.00% 2/1/27	130,347	136,595
3.00% 3/1/27	297,545	311,319
3.00% 4/1/27	409,399	429,018
3.00% 11/1/27	210,042	220,080
3.00% 2/1/29	788,345	828,507
3.00% 4/1/30	1,991,477	2,091,796
3.00% 12/1/30	2,264,454	2,378,517
3.00% 5/1/31	1,130,225	1,187,186
3.00% 2/1/32	868,008	911,820
3.00% 5/1/32	713,924	749,871
3.00% 11/1/32	1,306,649	1,372,539
3.50% 12/1/25	579,589	610,351
3.50% 3/1/26	424,364	446,664
3.50% 10/1/27	306,737	323,329
3.50% 2/1/30	186,418	196,623
3.50% 4/1/32	567,881	598,919
4.00% 2/1/24	19,495	20,494
4.00% 8/1/24	34,592	36,408
4.00% 2/1/25	53,797	56,601
4.00% 7/1/25	154,220	162,339
4.00% 4/1/26	348,115	367,277
4.50% 4/1/21	541	565
4.50% 6/1/24	1,595	1,683
4.50% 7/1/24	56,042	59,160
4.50% 8/1/24	26,164	27,397
4.50% 11/1/24	58,693	62,549
4.50% 5/1/25	18,611	19,675
5.00% 4/1/23	27,627	29,065
5.00% 3/1/25	15,700	16,512
6.00% 11/1/23	21,998	23,402

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr
3.00% 4/1/36	1,413,875	$ 1,499,451
3.00% 2/1/37	928,949	983,327
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,628,859	1,722,651
3.00% 1/1/43	2,986,196	3,158,181
3.00% 3/1/43	1,969,807	2,083,237
3.00% 4/1/43	2,385,995	2,523,325
3.00% 7/1/43	937,356	991,340
3.00% 8/1/43	408,486	431,959
3.00% 10/1/43	1,311,435	1,386,968
3.00% 8/1/45	4,779,554	5,051,345
3.00% 4/1/46	1,268,844	1,341,101
3.00% 10/1/46	4,968,449	5,243,658
3.00% 11/1/46	3,056,172	3,224,735
3.00% 12/1/46	1,863,437	1,963,271
3.00% 1/1/47	3,491,689	3,685,119
3.00% 2/1/47	1,671,065	1,767,246
3.00% 12/1/47	404,956	426,804
3.00% 10/1/49	3,371,194	3,533,964
3.00% 12/1/49	7,323,056	7,676,244
3.00% 1/1/50	8,522,952	8,935,010
3.00% 2/1/50	10,865,723	11,391,487
3.50% 10/1/41	2,294,506	2,462,067
3.50% 2/1/42	1,699,386	1,823,532
3.50% 5/1/42	1,602,759	1,720,314
3.50% 10/1/42	1,480,600	1,590,074
3.50% 2/1/43	1,040,153	1,117,369
3.50% 5/1/43	1,111,783	1,194,355
3.50% 8/1/43	2,183,034	2,344,394
3.50% 2/1/44	712,179	764,492
3.50% 3/1/44	51,290	55,058
3.50% 6/1/44	832,572	892,940
3.50% 8/1/44	929,362	995,717
3.50% 11/1/44	1,640,854	1,754,116
3.50% 1/1/45	2,043,994	2,192,399
3.50% 7/1/45	4,998,872	5,333,327
3.50% 10/1/45	2,108,298	2,246,874
3.50% 12/1/45	1,117,922	1,193,909
3.50% 1/1/46	2,763,715	2,947,622
3.50% 3/1/46	1,441,052	1,537,881
3.50% 5/1/46	1,087,336	1,157,734
3.50% 6/1/46	2,360,485	2,518,283
3.50% 12/1/46	2,798,516	2,972,309
3.50% 2/1/47	2,278,989	2,422,890
3.50% 3/1/47	1,332,891	1,413,947
3.50% 10/1/47	1,113,144	1,182,810
3.50% 11/1/47	1,202,927	1,276,645
3.50% 12/1/47	2,420,959	2,569,096
3.50% 2/1/48	3,678,246	3,901,962
3.50% 5/1/48	1,564,311	1,658,754
3.50% 8/1/49	1,326,565	1,401,658
3.50% 12/1/49	3,880,963	4,097,646
4.00% 5/1/39	155,967	168,688
4.00% 2/1/40	76,149	82,342
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 5/1/40	90,241	$ 97,486
4.00% 8/1/40	27,965	30,216
4.00% 9/1/40	243,185	262,759
4.00% 10/1/40	812,454	877,890
4.00% 11/1/40	1,835,391	1,984,588
4.00% 12/1/40	1,069,821	1,156,954
4.00% 2/1/41	878,013	949,339
4.00% 12/1/41	1,260,960	1,363,669
4.00% 1/1/42	476,144	509,589
4.00% 3/1/42	68,276	73,827
4.00% 4/1/42	1,659,361	1,795,522
4.00% 6/1/42	6,322	6,842
4.00% 5/1/44	1,937,031	2,095,294
4.00% 9/1/44	596,268	644,885
4.00% 4/1/45	1,941,985	2,100,305
4.00% 10/1/45	997,433	1,079,304
4.00% 11/1/45	375,321	406,137
4.00% 1/1/46	1,127,560	1,219,311
4.00% 2/1/46	887,437	959,393
4.00% 2/1/47	560,393	602,676
4.00% 9/1/47	4,703,068	5,043,238
4.00% 11/1/47	677,725	729,167
4.00% 12/1/47	1,386,405	1,489,868
4.00% 1/1/48	687,629	741,143
4.00% 5/1/48	3,933,092	4,194,818
4.00% 7/1/48	1,254,782	1,338,688
4.00% 10/1/48	1,892,734	2,018,877
4.00% 3/1/49	1,977,438	2,109,622
4.00% 11/1/49	3,265,626	3,488,575
4.50% 2/1/39	37,538	41,033
4.50% 4/1/39	18,791	20,545
4.50% 5/1/39	57,627	63,092
4.50% 6/1/39	413,811	453,031
4.50% 7/1/39	93,683	102,530
4.50% 9/1/39	410,117	451,679
4.50% 10/1/39	312,770	341,632
4.50% 1/1/40	1,047,503	1,148,384
4.50% 2/1/40	603,670	661,510
4.50% 7/1/40	81,518	89,164
4.50% 8/1/40	66,016	72,226
4.50% 9/1/40	545,081	597,373
4.50% 2/1/41	1,544,706	1,686,320
4.50% 3/1/41	278,143	305,895
4.50% 9/1/41	513,900	562,509
4.50% 3/1/44	234,748	256,043
4.50% 5/1/44	20,592	22,152
4.50% 7/1/45	841,265	920,754
4.50% 4/1/47	338,703	366,942
4.50% 9/1/47	662,406	718,239
4.50% 12/1/47	324,595	350,897
4.50% 6/1/48	1,731,500	1,865,012
4.50% 8/1/48	2,024,839	2,181,877
4.50% 3/1/49	2,529,763	2,722,689
5.00% 10/1/34	99,168	109,815

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 2/1/35	26,711	$ 29,597
5.00% 8/1/35	40,556	45,120
5.00% 10/1/35	20,687	23,021
5.00% 11/1/35	9,746	10,826
5.00% 12/1/35	69,066	76,812
5.00% 2/1/37	53,298	59,235
5.00% 12/1/37	220,469	245,180
5.00% 1/1/38	3,026	3,360
5.00% 4/1/38	1,834	2,006
5.00% 6/1/38	91,872	102,144
5.00% 7/1/38	12,243	13,619
5.00% 9/1/38	4,950	5,506
5.00% 10/1/38	95,856	106,613
5.00% 12/1/38	77,580	86,299
5.00% 1/1/39	24,090	26,795
5.00% 2/1/39	441,745	491,408
5.00% 3/1/39	1,045,569	1,160,745
5.00% 8/1/39	77,593	86,027
5.00% 9/1/39	326,271	362,452
5.00% 1/1/40	189,141	209,853
5.00% 5/1/40	79,550	88,267
5.00% 6/1/40	698,187	774,320
5.00% 9/1/40	67,512	75,015
5.00% 3/1/41	168,928	185,772
5.00% 9/1/48	277,761	300,234
5.00% 11/1/48	672,989	725,688
5.50% 8/1/33	29,280	32,538
5.50% 6/1/34	67,088	75,690
5.50% 6/1/35	41,157	46,581
5.50% 11/1/35	57,915	65,517
5.50% 1/1/37	30,535	34,448
5.50% 5/1/37	38,427	43,572
5.50% 7/1/37	15,519	17,572
5.50% 1/1/38	157,397	178,178
5.50% 2/1/38	37,843	42,884
5.50% 5/1/38	318,546	360,427
5.50% 6/1/38	11,042	12,520
5.50% 8/1/38	42,266	47,854
5.50% 12/1/38	50,678	57,335
5.50% 8/1/39	68,739	77,808
5.50% 12/1/39	380,105	430,873
5.50% 3/1/40	232,312	262,634
5.50% 4/1/40	551,293	623,641
5.50% 5/1/40	144,791	164,112
5.50% 6/1/41	38,991	44,155
6.00% 11/1/28	7,264	8,171
6.00% 7/1/33	11,474	12,859
6.00% 8/1/36	10,095	11,603
6.00% 11/1/36	16,159	18,482
6.00% 4/1/37	374	429
6.00% 5/1/37	51,585	58,303
6.00% 8/1/37	110,559	127,058
6.00% 9/1/37	77,194	88,694
6.00% 10/1/37	9,632	10,653
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 11/1/37	104,402	$ 120,278
6.00% 12/1/37	11,462	12,730
6.00% 1/1/38	76,272	87,581
6.00% 4/1/38	6,083	6,989
6.00% 6/1/38	12,417	14,268
6.00% 7/1/38	19,172	21,925
6.00% 8/1/38	18,583	21,019
6.00% 9/1/38	11,206	12,829
6.00% 10/1/38	48,234	54,481
6.00% 11/1/38	19,271	21,324
6.00% 3/1/39	16,224	18,612
6.00% 5/1/40	464,470	534,549
6.00% 7/1/40	607,235	698,947
6.50% 11/1/36	91,561	108,454
6.50% 8/1/37	47,540	54,902
6.50% 10/1/37	12,191	13,676
6.50% 6/1/38	27,659	30,661
6.50% 4/1/39	47,773	55,031
GNMA I S.F. 30 yr
3.00% 9/15/42	902,405	958,865
3.00% 11/15/42	839,741	892,144
3.00% 12/15/42	240,802	255,829
3.00% 2/15/45	474,101	506,327
3.50% 10/15/40	137,160	147,861
3.50% 1/15/41	52,014	56,073
3.50% 7/15/41	69,944	77,872
3.50% 10/15/41	286,554	307,398
3.50% 3/15/42	24,038	25,907
3.50% 6/15/42	1,339,729	1,444,021
3.50% 10/15/42	107,431	114,925
4.00% 6/15/39	49,334	53,368
4.00% 4/15/40	1,188,287	1,286,146
4.00% 8/15/40	255,487	276,801
4.00% 10/15/40	367,123	398,753
4.00% 12/15/40	619,267	680,418
4.00% 1/15/41	577,968	634,499
4.00% 9/15/41	192,616	209,209
4.50% 2/15/39	73,939	81,907
4.50% 3/15/39	594,938	659,147
4.50% 4/15/39	74,963	82,285
4.50% 5/15/39	52,528	58,750
4.50% 6/15/39	83,095	91,515
4.50% 7/15/39	202,307	223,933
4.50% 8/15/39	34,165	37,835
4.50% 9/15/39	187,732	206,483
4.50% 10/15/39	617,375	698,511
4.50% 11/15/39	235,214	260,420
4.50% 12/15/39	131,208	145,316
4.50% 1/15/40	502,888	558,509
4.50% 4/15/40	132,246	146,502
4.50% 5/15/40	142,514	158,873
4.50% 6/15/40	407,272	453,963
4.50% 8/15/40	148,175	163,914
4.50% 9/15/40	102,501	113,401

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 1/15/41	403,476	$ 466,448
4.50% 2/15/41	1,234,798	1,372,188
4.50% 3/15/41	100,739	111,439
4.50% 6/15/41	107,115	118,528
4.50% 7/15/41	15,238	16,861
5.00% 3/15/35	33,203	36,137
5.00% 3/15/38	12,072	13,454
5.00% 4/15/38	6,903	7,564
5.00% 5/15/38	1,640	1,827
5.00% 8/15/38	2,406	2,602
5.00% 1/15/39	106,387	118,600
5.00% 4/15/39	133,157	148,440
5.00% 5/15/39	543,959	600,474
5.00% 6/15/39	461,218	513,831
5.00% 9/15/39	1,007,645	1,113,154
5.00% 10/15/39	100,959	112,034
5.00% 11/15/39	240,742	268,252
5.00% 1/15/40	679,275	754,150
5.00% 2/15/40	332,143	370,011
5.00% 4/15/40	250,647	279,139
5.00% 7/15/40	230,818	257,131
5.50% 10/15/33	120,074	136,284
5.50% 4/15/37	28,085	31,898
5.50% 7/15/37	10,065	10,996
5.50% 1/15/38	109,457	124,465
5.50% 2/15/38	132,016	149,942
5.50% 7/15/38	53,255	60,520
5.50% 8/15/38	15,522	17,647
5.50% 9/15/38	264,842	300,956
5.50% 12/15/38	173,667	197,350
5.50% 1/15/39	114,200	125,670
5.50% 5/15/39	123,436	140,124
5.50% 7/15/39	658	714
5.50% 10/15/39	136,496	155,057
5.50% 12/15/39	36,998	42,038
5.50% 4/15/40	245,178	276,627
5.50% 2/15/41	34,894	39,639
6.00% 5/15/37	1,486	1,639
6.00% 1/15/38	54,221	61,281
6.00% 3/15/38	1,047	1,157
6.00% 5/15/38	15,265	16,995
6.00% 7/15/38	2,238	2,538
6.00% 8/15/38	34,098	37,799
6.00% 10/15/38	40,994	46,251
6.00% 11/15/38	50,193	56,614
6.00% 12/15/38	73,672	82,848
6.00% 1/15/39	11,828	13,060
6.00% 5/15/39	2,264	2,500
6.00% 8/15/39	4,652	5,134
6.00% 10/15/39	3,789	4,187
6.00% 6/15/40	2,752	3,038
6.00% 12/15/40	339,657	385,676
6.50% 5/15/38	8,118	8,906
6.50% 7/15/38	64,932	76,193
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.50% 10/15/38	8,910	$ 10,652
6.50% 2/15/39	83,817	97,893
6.50% 8/15/39	9,346	10,254
GNMA II S.F. 30 yr
2.50% 12/20/46	1,539,660	1,617,086
3.00% 9/20/42	1,346,612	1,445,752
3.00% 11/20/42	676,932	726,795
3.00% 12/20/42	1,078,917	1,158,604
3.00% 1/20/43	1,055,751	1,133,714
3.00% 2/20/43	1,588,739	1,707,159
3.00% 3/20/43	2,536,071	2,724,615
3.00% 6/20/43	929,445	998,461
3.00% 9/20/43	1,682,340	1,807,263
3.00% 12/20/44	1,313,480	1,410,502
3.00% 3/20/45	1,360,324	1,460,785
3.00% 4/20/45	1,132,890	1,216,656
3.00% 6/20/45	1,856,374	1,993,690
3.00% 8/20/45	2,211,377	2,375,435
3.00% 12/20/45	499,793	536,821
3.00% 5/20/46	2,226,307	2,390,511
3.00% 9/20/46	2,632,186	2,820,106
3.00% 10/20/46	2,666,074	2,853,780
3.00% 11/20/46	2,178,500	2,329,599
3.00% 12/20/46	5,171,182	5,526,560
3.00% 1/20/47	3,972,330	4,245,860
3.00% 2/20/47	1,332,624	1,422,509
3.00% 6/20/47	1,719,511	1,832,118
3.00% 1/20/48	1,535,695	1,637,516
3.00% 12/20/49	1,985,638	2,103,814
3.50% 12/20/41	942,441	1,007,589
3.50% 4/20/42	466,848	499,122
3.50% 6/20/42	1,387,190	1,483,090
3.50% 10/20/42	566,222	605,369
3.50% 12/20/42	1,181,648	1,263,345
3.50% 2/20/43	1,992,317	2,130,083
3.50% 3/20/43	943,779	1,022,621
3.50% 5/20/43	1,430,342	1,529,162
3.50% 9/20/43	1,714,519	1,829,260
3.50% 1/20/44	1,836,349	1,955,537
3.50% 10/20/44	3,372,195	3,596,689
3.50% 12/20/44	1,056,475	1,122,794
3.50% 3/20/45	926,450	984,620
3.50% 4/20/45	4,770,322	5,086,390
3.50% 6/20/45	1,869,646	1,987,163
3.50% 10/20/45	1,968,788	2,102,180
3.50% 11/20/45	1,279,478	1,359,868
3.50% 12/20/45	440,359	468,069
3.50% 3/20/46	1,760,483	1,871,156
3.50% 6/20/46	3,559,300	3,782,658
3.50% 7/20/46	2,140,741	2,287,016
3.50% 10/20/46	3,861,949	4,135,547
3.50% 1/20/47	1,612,786	1,699,617
3.50% 6/20/47	2,593,492	2,732,841
3.50% 7/20/47	2,348,144	2,497,118

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 9/20/47	2,701,677	$ 2,882,793
3.50% 10/20/47	618,366	656,679
3.50% 11/20/47	2,427,578	2,578,313
3.50% 1/20/48	2,511,292	2,663,768
3.50% 6/20/48	3,064,561	3,248,351
3.50% 8/20/49	1,933,891	2,037,393
3.50% 11/20/49	2,963,044	3,124,750
4.00% 8/20/40	301,895	329,092
4.00% 10/20/41	57,332	62,505
4.00% 11/20/41	990,785	1,080,302
4.00% 12/20/41	397,830	433,732
4.00% 5/20/42	883,193	962,983
4.00% 7/20/42	589,071	642,071
4.00% 8/20/42	425,934	464,288
4.00% 8/20/43	695,690	758,416
4.00% 3/20/44	1,006,684	1,097,264
4.00% 8/20/44	1,352,905	1,474,758
4.00% 10/20/44	390,684	425,849
4.00% 12/20/44	1,358,380	1,480,600
4.00% 1/20/45	277,942	302,934
4.00% 2/20/45	717,385	782,050
4.00% 8/20/45	582,264	634,540
4.00% 9/20/45	844,194	920,061
4.00% 10/20/45	1,225,079	1,336,713
4.00% 11/20/45	791,796	862,960
4.00% 1/20/46	170,326	185,626
4.00% 6/20/46	783,169	845,690
4.00% 1/20/47	712,327	761,073
4.00% 3/20/47	4,541,679	4,873,728
4.00% 4/20/47	1,479,727	1,594,051
4.00% 6/20/47	1,065,281	1,146,169
4.00% 7/20/47	388,363	420,318
4.00% 8/20/47	1,484,279	1,600,577
4.00% 5/20/49	3,193,125	3,388,370
4.00% 7/20/49	2,827,871	3,000,786
4.50% 7/20/41	1,372,660	1,512,517
4.50% 12/20/43	880,706	964,262
4.50% 1/20/44	750,410	822,184
4.50% 3/20/44	564,339	617,545
4.50% 4/20/45	442,250	483,736
4.50% 4/20/47	437,829	473,712
4.50% 7/20/47	454,762	491,580
4.50% 9/20/47	233,686	251,310
4.50% 3/20/48	787,424	838,158
4.50% 7/20/48	3,666,555	3,933,553
5.00% 4/20/43	647,916	716,456
5.00% 7/20/48	695,840	747,430
GNMA II S.F. 30 yr TBA 3.00% 4/1/50	8,250,000	8,726,596
Total Agency Mortgage-Backed Securities (Cost $695,946,601)		723,526,106
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–1.31%
Federal Home Loan Banks
1.13% 7/14/21	2,000,000	$ 2,019,935
1.63% 12/20/21	2,805,000	2,864,008
3.25% 11/16/28	1,255,000	1,484,905
5.50% 7/15/36	300,000	463,956
Federal Home Loan Mortgage
1.50% 2/12/25	5,000,000	5,218,395
2.38% 1/13/22	4,500,000	4,656,834
6.25% 7/15/32	750,000	1,162,461
6.75% 9/15/29	100,000	149,449
6.75% 3/15/31	300,000	467,163
Federal National Mortgage Association
1.63% 1/7/25	2,580,000	2,708,696
1.75% 7/2/24	3,000,000	3,138,330
2.13% 4/24/26	1,765,000	1,900,374
2.50% 4/13/21	2,000,000	2,044,092
2.63% 9/6/24	2,085,000	2,274,385
5.63% 7/15/37	100,000	158,003
6.25% 5/15/29	500,000	716,593
6.63% 11/15/30	300,000	456,246
7.13% 1/15/30	500,000	772,996
7.25% 5/15/30	500,000	773,890
Tennessee Valley Authority
4.63% 9/15/60	150,000	233,404
4.65% 6/15/35	500,000	671,506
Series B 4.70% 7/15/33	200,000	287,790
5.38% 4/1/56	200,000	359,432
5.88% 4/1/36	75,000	114,749
6.15% 1/15/38	100,000	157,420
7.13% 5/1/30	100,000	150,441
Total Agency Obligations (Cost $32,272,085)		35,405,453
CORPORATE BONDS–25.31%
Advertising–0.02%
Omnicom Group
2.45% 4/30/30	100,000	90,907
3.60% 4/15/26	200,000	199,625
3.63% 5/1/22	200,000	203,326
		493,858
Aerospace & Defense–0.41%
Boeing
1.88% 6/15/23	250,000	229,687
2.30% 8/1/21	85,000	82,160
2.60% 10/30/25	100,000	90,579
2.70% 5/1/22	40,000	38,198
2.70% 2/1/27	75,000	68,827
2.80% 3/1/23	100,000	92,062
2.95% 2/1/30	150,000	138,911
3.10% 5/1/26	100,000	92,468
3.20% 3/1/29	100,000	92,350
3.25% 3/1/28	95,000	89,464
3.25% 2/1/35	100,000	86,825
3.55% 3/1/38	65,000	56,278

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing (continued)
3.60% 5/1/34	100,000	$ 89,441
3.63% 3/1/48	35,000	30,480
3.75% 2/1/50	150,000	136,999
3.85% 11/1/48	35,000	31,803
3.90% 5/1/49	100,000	90,370
3.95% 8/1/59	150,000	134,830
6.13% 2/15/33	50,000	54,653
6.88% 3/15/39	100,000	103,915
Embraer Netherlands Finance 5.40% 2/1/27	330,000	290,733
General Dynamics
1.88% 8/15/23	150,000	148,190
2.13% 8/15/26	150,000	150,156
2.25% 11/15/22	250,000	251,403
2.38% 11/15/24	100,000	102,765
2.63% 11/15/27	100,000	101,192
3.00% 5/11/21	125,000	126,309
3.38% 5/15/23	125,000	131,001
3.50% 5/15/25	150,000	159,851
3.75% 5/15/28	160,000	170,261
Hexcel
3.95% 2/15/27	50,000	49,576
4.70% 8/15/25	50,000	54,947
L3Harris Technologies
3.83% 4/27/25	250,000	260,139
3.85% 6/15/23	105,000	109,233
3.85% 12/15/26	75,000	78,172
3.95% 5/28/24	154,000	161,425
4.40% 6/15/28	150,000	162,274
4.85% 4/27/35	70,000	75,855
5.05% 4/27/45	70,000	77,317
Lockheed Martin
2.90% 3/1/25	300,000	309,959
3.10% 1/15/23	50,000	50,710
3.35% 9/15/21	100,000	102,395
3.60% 3/1/35	150,000	176,533
3.80% 3/1/45	250,000	271,750
4.07% 12/15/42	279,000	325,941
4.50% 5/15/36	40,000	45,846
4.70% 5/15/46	109,000	134,273
Northrop Grumman
2.55% 10/15/22	200,000	199,889
3.20% 2/1/27	100,000	104,714
3.25% 8/1/23	350,000	358,686
3.25% 1/15/28	125,000	131,144
3.50% 3/15/21	100,000	100,855
4.03% 10/15/47	300,000	341,749
5.05% 11/15/40	100,000	123,850
Northrop Grumman Systems 7.75% 2/15/31	150,000	214,429
Raytheon
2.50% 12/15/22	125,000	127,898
4.70% 12/15/41	200,000	233,481
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Raytheon (continued)
7.20% 8/15/27	100,000	$ 122,798
Rockwell Collins
2.80% 3/15/22	150,000	151,536
3.20% 3/15/24	150,000	154,754
3.50% 3/15/27	107,000	110,657
3.70% 12/15/23	150,000	156,250
4.35% 4/15/47	70,000	77,915
4.80% 12/15/43	100,000	115,838
United Technologies
3.13% 5/4/27	350,000	357,431
3.65% 8/16/23	13,000	13,669
3.75% 11/1/46	100,000	104,891
3.95% 8/16/25	75,000	82,061
4.05% 5/4/47	50,000	54,934
4.13% 11/16/28	180,000	198,703
4.15% 5/15/45	250,000	277,661
4.45% 11/16/38	60,000	68,755
4.50% 6/1/42	400,000	464,513
4.63% 11/16/48	100,000	118,338
5.40% 5/1/35	200,000	253,568
6.05% 6/1/36	150,000	200,241
6.13% 7/15/38	200,000	289,277
		11,218,991
Agriculture–0.34%
Altria Group
2.63% 9/16/26	145,000	138,476
2.85% 8/9/22	200,000	200,920
3.49% 2/14/22	65,000	65,711
3.80% 2/14/24	125,000	126,716
3.88% 9/16/46	200,000	180,774
4.00% 1/31/24	89,000	91,073
4.40% 2/14/26	125,000	129,443
4.50% 5/2/43	100,000	94,766
4.75% 5/5/21	200,000	202,425
4.80% 2/14/29	225,000	235,424
5.38% 1/31/44	63,000	69,881
5.80% 2/14/39	165,000	180,800
5.95% 2/14/49	760,000	884,240
6.20% 2/14/59	75,000	82,603
Archer-Daniels-Midland
2.50% 8/11/26	250,000	252,127
3.75% 9/15/47	100,000	112,436
4.02% 4/16/43	100,000	110,705
4.48% 3/1/21	235,000	238,795
BAT Capital
2.76% 8/15/22	400,000	393,955
2.79% 9/6/24	105,000	103,350
3.22% 8/15/24	400,000	401,762
3.22% 9/6/26	150,000	142,632
3.46% 9/6/29	200,000	185,211
3.56% 8/15/27	600,000	565,100
4.39% 8/15/37	275,000	254,793

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital (continued)
4.54% 8/15/47	240,000	$ 219,017
4.76% 9/6/49	100,000	94,289
Bunge Limited Finance
3.00% 9/25/22	55,000	54,356
3.25% 8/15/26	45,000	44,966
3.75% 9/25/27	55,000	50,246
4.35% 3/15/24	150,000	155,392
Philip Morris International
2.13% 5/10/23	50,000	49,732
2.38% 8/17/22	150,000	152,771
2.63% 2/18/22	75,000	76,068
2.75% 2/25/26	100,000	100,018
2.88% 5/1/24	100,000	102,556
2.90% 11/15/21	250,000	251,820
3.13% 8/17/27	150,000	155,214
3.38% 8/11/25	100,000	104,095
3.38% 8/15/29	100,000	105,446
3.60% 11/15/23	300,000	312,535
4.13% 3/4/43	150,000	156,695
4.25% 11/10/44	85,000	94,125
4.38% 11/15/41	200,000	228,309
4.50% 3/20/42	100,000	117,184
6.38% 5/16/38	150,000	204,260
Reynolds American
4.45% 6/12/25	105,000	106,927
4.85% 9/15/23	225,000	234,092
5.70% 8/15/35	50,000	55,052
5.85% 8/15/45	480,000	516,158
6.15% 9/15/43	125,000	135,718
		9,321,159
Airlines–0.09%
♦American Airlines Pass Through Trust
3.00% 10/15/28	52,312	49,369
3.20% 6/15/28	427,250	464,423
3.38% 11/1/28	77,751	72,104
3.65% 2/15/29	85,250	81,138
4.95% 1/15/23	188,726	191,784
♦Continental Airlines Pass Through Trust 4.15% 4/11/24	170,019	183,194
Delta Air Lines
2.90% 10/28/24	100,000	80,039
3.40% 4/19/21	45,000	40,974
3.63% 3/15/22	100,000	93,539
3.80% 4/19/23	60,000	56,385
4.38% 4/19/28	100,000	80,263
♦Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 10/6/28	150,000	136,466
♦Delta Air Lines Pass Through Trust 3.20% 4/25/24	25,000	24,407
♦JetBlue 2019-1 Class AA Pass Through Trust 2.75% 5/15/22	50,000	43,727
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Southwest Airlines
2.63% 2/10/30	100,000	$ 83,909
3.00% 11/15/26	100,000	92,690
♦Spirit Airlines Pass Through Trust 4.10% 4/1/28	19,129	18,613
♦United Airlines Pass Through Trust
2.70% 5/1/32	95,000	81,176
3.10% 7/7/28	86,808	80,542
3.50% 3/1/30	125,959	122,335
3.75% 9/3/26	149,164	150,257
4.15% 8/25/31	106,660	110,585
♦US Airways Pass Through Trust 3.95% 11/15/25	65,236	65,197
		2,403,116
Apparel–0.04%
NIKE
2.25% 5/1/23	100,000	101,100
2.38% 11/1/26	150,000	152,588
3.38% 11/1/46	100,000	103,846
3.63% 5/1/43	100,000	109,245
3.88% 11/1/45	100,000	118,227
Ralph Lauren 3.75% 9/15/25	100,000	104,057
Tapestry
3.00% 7/15/22	150,000	145,009
4.13% 7/15/27	150,000	127,862
		961,934
Auto Manufacturers–0.33%
American Honda Finance
1.95% 5/20/22	125,000	123,147
1.95% 5/10/23	100,000	97,514
2.35% 1/8/27	100,000	94,497
2.60% 11/16/22	150,000	148,351
2.90% 2/16/24	100,000	100,560
3.38% 12/10/21	75,000	75,468
3.45% 7/14/23	100,000	101,238
3.55% 1/12/24	100,000	103,036
3.63% 10/10/23	75,000	76,795
Cummins
3.65% 10/1/23	139,000	145,781
4.88% 10/1/43	64,000	75,666
Daimler Finance North America 8.50% 1/18/31	200,000	266,295
Ford Motor
4.75% 1/15/43	330,000	187,275
5.29% 12/8/46	300,000	169,290
General Motors
4.20% 10/1/27	200,000	163,211
5.00% 10/1/28	150,000	131,524
5.15% 4/1/38	125,000	90,479
5.40% 4/1/48	200,000	145,799
5.95% 4/1/49	100,000	73,950
6.25% 10/2/43	350,000	277,953

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors (continued)
6.60% 4/1/36	305,000	$ 265,440
6.75% 4/1/46	75,000	59,969
General Motors Financial
2.90% 2/26/25	750,000	648,233
3.15% 6/30/22	115,000	103,814
3.20% 7/6/21	200,000	190,982
3.25% 1/5/23	150,000	138,755
3.45% 1/14/22	250,000	233,748
3.55% 4/9/21	90,000	86,235
3.70% 5/9/23	140,000	125,919
3.85% 1/5/28	100,000	80,310
3.95% 4/13/24	150,000	135,949
4.00% 1/15/25	200,000	177,749
4.00% 10/6/26	250,000	212,472
4.20% 3/1/21	250,000	240,600
4.30% 7/13/25	100,000	91,842
4.35% 4/9/25	115,000	103,027
4.35% 1/17/27	180,000	148,692
5.10% 1/17/24	200,000	184,188
5.25% 3/1/26	200,000	176,530
PACCAR Financial
2.30% 8/10/22	100,000	99,152
2.80% 3/1/21	65,000	65,363
3.15% 8/9/21	100,000	98,842
3.40% 8/9/23	100,000	101,067
Toyota Motor
2.16% 7/2/22	55,000	54,661
2.36% 7/2/24	70,000	69,984
2.76% 7/2/29	70,000	70,543
3.18% 7/20/21	100,000	101,657
3.42% 7/20/23	150,000	153,977
3.67% 7/20/28	105,000	108,910
Toyota Motor Credit
1.80% 10/7/21	200,000	198,007
2.15% 9/8/22	150,000	149,166
2.25% 10/18/23	150,000	147,042
2.60% 1/11/22	150,000	150,357
2.65% 4/12/22	200,000	201,830
2.90% 4/17/24	150,000	151,583
2.95% 4/13/21	75,000	75,284
3.20% 1/11/27	100,000	102,226
3.30% 1/12/22	400,000	404,355
3.40% 9/15/21	300,000	305,085
3.40% 4/14/25	150,000	154,759
		9,016,133
Auto Parts & Equipment–0.03%
Aptiv
4.25% 1/15/26	100,000	101,851
4.35% 3/15/29	65,000	61,418
5.40% 3/15/49	150,000	138,866
Harman International Industries 4.15% 5/15/25	100,000	103,648
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Lear
3.80% 9/15/27	100,000	$ 91,618
4.25% 5/15/29	50,000	44,484
Magna International 3.63% 6/15/24	200,000	208,118
		750,003
Banks–5.73%
Australia & New Zealand Banking Group
2.05% 11/21/22	250,000	250,372
2.30% 6/1/21	250,000	251,207
2.55% 11/23/21	250,000	250,670
2.63% 11/9/22	250,000	253,935
Banco Santander
3.13% 2/23/23	200,000	198,273
3.50% 4/11/22	200,000	197,825
3.85% 4/12/23	200,000	204,785
4.25% 4/11/27	200,000	203,723
4.38% 4/12/28	200,000	204,839
5.18% 11/19/25	200,000	218,189
Bank of America
μ2.02% 2/13/26	300,000	293,654
μ2.46% 10/22/25	200,000	201,692
2.50% 10/21/22	500,000	501,129
μ2.50% 2/13/31	300,000	287,826
2.63% 4/19/21	350,000	352,283
μ2.82% 7/21/23	350,000	351,347
μ2.88% 10/22/30	200,000	199,718
μ3.09% 10/1/25	550,000	561,190
μ3.12% 1/20/23	250,000	254,347
μ3.19% 7/23/30	250,000	255,292
3.25% 10/21/27	500,000	522,197
3.30% 1/11/23	1,000,000	1,035,751
μ3.34% 1/25/23	415,000	414,682
μ3.37% 1/23/26	250,000	259,941
μ3.42% 12/20/28	480,000	495,611
μ3.46% 3/15/25	200,000	206,273
μ3.50% 5/17/22	250,000	252,938
3.50% 4/19/26	350,000	372,650
μ3.55% 3/5/24	400,000	414,639
μ3.56% 4/23/27	300,000	313,995
μ3.59% 7/21/28	350,000	358,218
μ3.82% 1/20/28	250,000	259,301
μ3.86% 7/23/24	400,000	419,658
3.88% 8/1/25	400,000	428,873
3.95% 4/21/25	250,000	262,902
μ3.95% 1/23/49	250,000	265,641
μ3.97% 2/7/30	375,000	404,921
4.00% 4/1/24	475,000	506,381
4.10% 7/24/23	350,000	372,855
4.18% 11/25/27	250,000	258,475
4.25% 10/22/26	433,000	462,035
μ4.27% 7/23/29	400,000	434,100
μ4.44% 1/20/48	200,000	224,445

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
4.45% 3/3/26	430,000	$ 465,031
5.00% 1/21/44	350,000	445,233
5.88% 2/7/42	218,000	308,849
6.00% 10/15/36	400,000	537,154
6.11% 1/29/37	200,000	260,603
7.75% 5/14/38	200,000	297,878
Bank of Montreal
1.90% 8/27/21	250,000	250,604
2.05% 11/1/22	80,000	80,018
2.35% 9/11/22	150,000	151,740
2.50% 6/28/24	135,000	131,948
2.55% 11/6/22	300,000	305,190
2.90% 3/26/22	200,000	202,517
3.10% 4/13/21	90,000	90,997
μ3.80% 12/15/32	300,000	291,391
Bank of New York Mellon
1.85% 1/27/23	115,000	115,493
1.95% 8/23/22	165,000	165,893
2.05% 5/3/21	300,000	301,357
2.10% 10/24/24	170,000	172,998
2.20% 8/16/23	100,000	100,867
2.45% 8/17/26	250,000	250,853
2.60% 2/7/22	300,000	302,458
μ2.66% 5/16/23	150,000	150,559
3.00% 2/24/25	100,000	105,351
3.00% 10/30/28	55,000	53,996
3.25% 5/16/27	150,000	156,768
3.30% 8/23/29	350,000	358,730
μ3.44% 2/7/28	180,000	182,418
3.45% 8/11/23	100,000	103,968
3.85% 4/28/28	100,000	111,687
3.95% 11/18/25	100,000	109,006
Bank of Nova Scotia
1.88% 4/26/21	300,000	300,119
2.00% 11/15/22	200,000	200,770
2.38% 1/18/23	200,000	201,215
2.45% 3/22/21	150,000	150,472
2.45% 9/19/22	150,000	151,183
2.70% 8/3/26	200,000	201,703
3.13% 4/20/21	250,000	252,628
3.40% 2/11/24	250,000	261,552
4.50% 12/16/25	150,000	154,142
Barclays
3.20% 8/10/21	250,000	247,440
3.68% 1/10/23	200,000	200,510
μ3.93% 5/7/25	200,000	191,936
μ4.34% 5/16/24	200,000	192,948
4.34% 1/10/28	200,000	203,470
4.38% 1/12/26	200,000	201,000
μ4.61% 2/15/23	265,000	269,621
4.95% 1/10/47	200,000	218,833
μ4.97% 5/16/29	200,000	215,768
5.20% 5/12/26	1,100,000	1,130,140
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays (continued)
5.25% 8/17/45	200,000	$ 221,316
BB&T
2.05% 5/10/21	250,000	249,604
2.20% 3/16/23	150,000	150,281
2.85% 10/26/24	100,000	101,385
3.05% 6/20/22	300,000	306,333
3.20% 9/3/21	100,000	100,624
3.70% 6/5/25	150,000	151,565
3.75% 12/6/23	150,000	159,112
3.88% 3/19/29	200,000	202,863
BBVA USA
2.88% 6/29/22	250,000	243,693
3.50% 6/11/21	250,000	248,660
BNP Paribas
3.25% 3/3/23	200,000	204,290
4.25% 10/15/24	200,000	206,265
BPCE 3.38% 12/2/26	250,000	248,886
Canadian Imperial Bank of Commerce
2.25% 1/28/25	200,000	197,666
μ2.61% 7/22/23	100,000	100,831
3.10% 4/2/24	300,000	310,091
Capital One
2.15% 9/6/22	250,000	243,732
2.65% 8/8/22	250,000	247,561
Citibank
μ2.84% 5/20/22	250,000	250,401
3.40% 7/23/21	300,000	304,583
3.65% 1/23/24	500,000	523,745
Citigroup
2.35% 8/2/21	350,000	349,659
μ2.67% 1/29/31	300,000	291,089
2.70% 3/30/21	300,000	301,248
2.70% 10/27/22	250,000	251,627
μ2.88% 7/24/23	200,000	201,568
μ3.14% 1/24/23	365,000	369,554
3.20% 10/21/26	300,000	310,720
μ3.35% 4/24/25	300,000	308,908
μ3.52% 10/27/28	250,000	250,327
μ3.67% 7/24/28	200,000	207,240
3.70% 1/12/26	400,000	425,314
3.75% 6/16/24	400,000	405,065
3.88% 10/25/23	350,000	365,408
μ3.88% 1/24/39	250,000	247,631
μ3.98% 3/20/30	750,000	801,756
μ4.04% 6/1/24	250,000	264,041
4.05% 7/30/22	107,000	108,923
4.13% 7/25/28	380,000	389,971
4.30% 11/20/26	400,000	422,956
4.45% 9/29/27	300,000	314,567
4.60% 3/9/26	105,000	112,885
4.65% 7/30/45	250,000	298,914
4.65% 7/23/48	250,000	300,949
4.75% 5/18/46	150,000	171,760

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
5.30% 5/6/44	167,000	$ 202,661
5.50% 9/13/25	200,000	222,226
5.88% 2/22/33	200,000	227,532
5.88% 1/30/42	150,000	201,251
6.00% 10/31/33	100,000	115,455
6.63% 6/15/32	100,000	120,263
6.68% 9/13/43	150,000	202,963
8.13% 7/15/39	350,000	552,298
μCitigroup 17308CC46 2.31% 11/4/22	150,000	149,115
Citizens Bank
2.55% 5/13/21	250,000	249,720
2.65% 5/26/22	250,000	249,699
Citizens Financial Group
2.38% 7/28/21	30,000	30,231
4.30% 12/3/25	150,000	157,023
Comerica 3.70% 7/31/23	75,000	76,967
Comerica Bank 4.00% 7/27/25	250,000	252,590
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	250,280
Cooperatieve Rabobank
2.75% 1/10/23	250,000	253,374
3.38% 5/21/25	500,000	530,923
3.75% 7/21/26	250,000	240,893
3.88% 2/8/22	250,000	257,922
3.95% 11/9/22	250,000	251,457
4.63% 12/1/23	350,000	361,937
5.25% 5/24/41	150,000	206,632
5.25% 8/4/45	250,000	303,768
Credit Suisse 3.63% 9/9/24	700,000	739,408
Credit Suisse Group Funding Guernsey
3.45% 4/16/21	300,000	301,898
3.80% 9/15/22	400,000	406,675
3.80% 6/9/23	400,000	409,099
4.55% 4/17/26	350,000	369,603
4.88% 5/15/45	400,000	484,842
Deutsche Bank
3.30% 11/16/22	200,000	187,335
3.38% 5/12/21	300,000	284,193
3.70% 5/30/24	490,000	459,401
μ3.96% 11/26/25	200,000	184,992
4.10% 1/13/26	200,000	182,460
Discover Bank
3.35% 2/6/23	550,000	552,283
4.20% 8/8/23	250,000	265,443
Fifth Third Bancorp
3.50% 3/15/22	200,000	201,743
3.65% 1/25/24	100,000	103,990
4.30% 1/16/24	250,000	268,333
8.25% 3/1/38	100,000	132,027
Fifth Third Bank
2.25% 6/14/21	200,000	199,020
3.35% 7/26/21	200,000	201,510
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bank (continued)
3.95% 7/28/25	200,000	$ 217,221
First Republic Bank 4.63% 2/13/47	250,000	270,619
FNB 2.20% 2/24/23	35,000	34,330
Goldman Sachs Group
2.35% 11/15/21	225,000	224,684
2.63% 4/25/21	75,000	75,056
μ2.88% 10/31/22	350,000	351,785
μ2.91% 6/5/23	150,000	150,394
μ2.91% 7/24/23	150,000	150,715
3.00% 4/26/22	330,000	332,379
3.20% 2/23/23	470,000	479,598
μ3.27% 9/29/25	1,050,000	1,070,763
3.63% 1/22/23	450,000	464,545
3.63% 2/20/24	210,000	217,284
μ3.69% 6/5/28	135,000	138,733
3.75% 5/22/25	750,000	776,498
μ3.81% 4/23/29	400,000	413,520
3.85% 7/8/24	400,000	418,060
3.85% 1/26/27	300,000	308,696
μ4.02% 10/31/38	350,000	351,464
μ4.22% 5/1/29	500,000	533,867
μ4.41% 4/23/39	500,000	544,505
4.75% 10/21/45	150,000	179,198
5.15% 5/22/45	360,000	425,681
5.25% 7/27/21	400,000	415,825
5.75% 1/24/22	750,000	795,765
5.95% 1/15/27	200,000	226,160
6.25% 2/1/41	255,000	352,983
6.45% 5/1/36	200,000	248,068
6.75% 10/1/37	800,000	1,075,864
HSBC Bank USA 7.00% 1/15/39	100,000	130,440
HSBC Holdings
μ2.63% 11/7/25	510,000	494,830
2.65% 1/5/22	250,000	249,604
μ3.26% 3/13/23	200,000	200,291
3.40% 3/8/21	250,000	251,375
3.60% 5/25/23	500,000	507,900
μ3.80% 3/11/25	325,000	338,355
μ3.95% 5/18/24	235,000	240,784
μ3.97% 5/22/30	435,000	446,755
4.00% 3/30/22	500,000	513,649
μ4.04% 3/13/28	200,000	203,554
4.25% 3/14/24	300,000	308,597
μ4.29% 9/12/26	600,000	627,252
4.30% 3/8/26	250,000	266,877
4.38% 11/23/26	375,000	398,176
μ4.58% 6/19/29	235,000	250,132
5.10% 4/5/21	300,000	306,952
6.10% 1/14/42	200,000	248,850
6.50% 5/2/36	200,000	236,422
6.50% 9/15/37	200,000	240,701

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings (continued)
6.80% 6/1/38	200,000	$ 243,837
Huntington Bancshares
2.30% 1/14/22	100,000	99,096
2.55% 2/4/30	250,000	226,926
2.63% 8/6/24	100,000	101,294
4.00% 5/15/25	150,000	157,038
Huntington National Bank 3.25% 5/14/21	250,000	251,925
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	269,763
ING Groep
3.55% 4/9/24	500,000	502,487
4.05% 4/9/29	370,000	383,046
μJPMorgan Chase & Co 2.01% 3/13/26	110,000	108,638
JPMorgan Chase & Co.
μ2.30% 10/15/25	185,000	185,019
2.40% 6/7/21	350,000	351,675
2.55% 3/1/21	500,000	501,197
2.70% 5/18/23	250,000	256,481
μ2.74% 10/15/30	460,000	461,927
μ2.78% 4/25/23	113,000	114,430
2.95% 10/1/26	500,000	516,703
3.20% 1/25/23	500,000	514,387
3.20% 6/15/26	450,000	467,332
μ3.21% 4/1/23	235,000	239,493
μ3.22% 3/1/25	270,000	279,890
3.25% 9/23/22	550,000	566,683
3.30% 4/1/26	500,000	524,696
3.38% 5/1/23	200,000	208,705
μ3.51% 6/18/22	700,000	710,769
μ3.51% 1/23/29	310,000	319,452
μ3.54% 5/1/28	150,000	158,216
μ3.56% 4/23/24	265,000	275,258
3.63% 5/13/24	250,000	260,724
3.63% 12/1/27	260,000	275,692
μ3.70% 5/6/30	250,000	268,507
μ3.80% 7/23/24	300,000	313,981
3.90% 7/15/25	500,000	534,792
μ3.96% 1/29/27	500,000	540,006
μ3.96% 11/15/48	200,000	231,740
μ4.01% 4/23/29	350,000	376,128
μ4.02% 12/5/24	200,000	211,896
4.13% 12/15/26	500,000	546,593
μ4.20% 7/23/29	300,000	329,556
4.35% 8/15/21	600,000	619,453
μ4.45% 12/5/29	200,000	224,437
4.95% 6/1/45	500,000	643,508
5.40% 1/6/42	200,000	279,974
5.50% 10/15/40	100,000	136,906
5.60% 7/15/41	500,000	709,591
6.40% 5/15/38	450,000	654,540
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
8.00% 4/29/27	100,000	$ 128,332
KeyBank
2.30% 9/14/22	250,000	250,272
2.40% 6/9/22	250,000	250,771
2.50% 11/22/21	250,000	250,495
KeyCorp
2.25% 4/6/27	250,000	236,138
5.10% 3/24/21	300,000	305,576
Korea Development Bank
2.63% 2/27/22	300,000	307,230
2.75% 3/19/23	200,000	206,418
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	158,852
^0.00% 6/29/37	500,000	392,824
1.50% 6/15/21	700,000	708,050
1.63% 3/15/21	1,000,000	1,009,846
1.63% 2/15/23	875,000	899,527
1.75% 9/15/21	350,000	356,098
1.75% 8/22/22	350,000	359,576
1.75% 9/14/29	140,000	149,027
2.00% 11/30/21	500,000	512,386
2.00% 10/4/22	700,000	725,324
2.00% 5/2/25	400,000	425,604
2.13% 1/17/23	1,000,000	1,042,794
2.38% 3/24/21	980,000	997,647
2.38% 12/29/22	395,000	414,028
2.63% 1/25/22	400,000	414,665
2.63% 2/28/24	680,000	732,782
2.88% 4/3/28	525,000	606,014
Landwirtschaftliche Rentenbank
2.50% 11/15/27	300,000	335,891
3.13% 11/14/23	1,000,000	1,089,059
Lloyds Bank 3.30% 5/7/21	200,000	200,031
Lloyds Banking Group
μ2.44% 2/5/26	200,000	188,888
μ2.86% 3/17/23	400,000	394,339
μ2.91% 11/7/23	350,000	349,554
3.00% 1/11/22	200,000	199,432
3.10% 7/6/21	200,000	199,778
μ3.57% 11/7/28	350,000	347,349
3.75% 1/11/27	235,000	237,433
4.05% 8/16/23	200,000	208,009
4.34% 1/9/48	150,000	150,397
4.38% 3/22/28	200,000	215,186
4.45% 5/8/25	200,000	214,208
4.58% 12/10/25	300,000	308,637
4.65% 3/24/26	200,000	206,020
Mitsubishi UFJ Financial Group
2.19% 2/25/25	200,000	198,026
2.53% 9/13/23	200,000	198,260
2.56% 2/25/30	200,000	192,220
2.62% 7/18/22	200,000	199,696
2.67% 7/25/22	200,000	200,295

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group (continued)
2.80% 7/18/24	200,000	$ 201,458
3.20% 7/18/29	200,000	202,434
3.22% 3/7/22	100,000	101,377
3.29% 7/25/27	200,000	207,427
3.41% 3/7/24	150,000	154,761
3.46% 3/2/23	200,000	204,750
3.54% 7/26/21	90,000	91,264
3.74% 3/7/29	200,000	212,332
3.75% 7/18/39	200,000	197,141
3.78% 3/2/25	200,000	211,081
3.85% 3/1/26	400,000	408,038
3.96% 3/2/28	350,000	364,002
4.05% 9/11/28	200,000	222,921
4.15% 3/7/39	70,000	76,489
4.29% 7/26/38	70,000	76,080
Mizuho Financial Group
2.60% 9/11/22	200,000	199,989
μ2.84% 7/16/25	200,000	197,244
2.95% 2/28/22	200,000	201,970
μ3.15% 7/16/30	200,000	190,984
3.17% 9/11/27	200,000	200,478
3.55% 3/5/23	200,000	205,076
μ3.92% 9/11/24	200,000	210,965
4.02% 3/5/28	200,000	216,479
μ4.25% 9/11/29	200,000	202,378
Morgan Stanley
2.63% 11/17/21	400,000	400,544
μ2.70% 1/22/31	235,000	229,963
μ2.72% 7/22/25	95,000	96,176
2.75% 5/19/22	415,000	419,397
3.13% 1/23/23	450,000	460,242
3.13% 7/27/26	235,000	242,918
μ3.59% 7/22/28	200,000	209,616
3.63% 1/20/27	350,000	369,968
3.70% 10/23/24	725,000	765,973
μ3.74% 4/24/24	210,000	216,220
3.75% 2/25/23	500,000	521,009
μ3.77% 1/24/29	950,000	1,002,423
3.88% 1/27/26	265,000	285,989
3.95% 4/23/27	300,000	312,556
μ3.97% 7/22/38	130,000	142,863
4.00% 7/23/25	200,000	214,048
4.10% 5/22/23	350,000	362,485
4.30% 1/27/45	500,000	604,778
4.35% 9/8/26	300,000	323,285
4.38% 1/22/47	400,000	486,833
μ4.43% 1/23/30	165,000	183,384
4.88% 11/1/22	250,000	262,475
5.00% 11/24/25	175,000	193,444
5.50% 7/28/21	300,000	311,442
6.25% 8/9/26	100,000	120,306
7.25% 4/1/32	100,000	143,134
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
MUFG Americas Holdings 3.00% 2/10/25	120,000	$ 110,429
MUFG Union Bank 3.15% 4/1/22	250,000	249,974
National Australia Bank
1.88% 7/12/21	250,000	251,872
2.50% 7/12/26	250,000	250,580
2.80% 1/10/22	250,000	255,947
3.00% 1/20/23	500,000	509,792
Northern Trust
3.65% 8/3/28	100,000	99,773
3.95% 10/30/25	250,000	261,699
Oesterreichische Kontrollbank
1.50% 2/12/25	600,000	621,983
1.63% 9/17/22	80,000	81,920
2.88% 9/7/21	75,000	77,376
2.88% 3/13/23	150,000	159,328
PNC Bank
2.15% 4/29/21	250,000	250,054
2.45% 7/28/22	250,000	248,908
2.63% 2/17/22	250,000	252,859
2.70% 11/1/22	250,000	253,154
2.70% 10/22/29	250,000	242,471
3.10% 10/25/27	250,000	257,237
3.25% 6/1/25	250,000	266,139
PNC Financial Services Group
2.20% 11/1/24	200,000	207,180
2.55% 1/22/30	150,000	145,285
3.15% 5/19/27	250,000	261,894
3.30% 3/8/22	300,000	304,932
3.45% 4/23/29	350,000	347,092
3.50% 1/23/24	125,000	129,650
Regions Bank 2.75% 4/1/21	300,000	296,244
Regions Financial
2.75% 8/14/22	200,000	197,764
3.80% 8/14/23	100,000	101,240
Royal Bank of Canada
1.95% 1/17/23	125,000	123,736
2.25% 11/1/24	200,000	202,006
2.30% 3/22/21	900,000	900,601
2.80% 4/29/22	350,000	354,353
3.20% 4/30/21	115,000	116,357
Royal Bank of Scotland Group
μ3.50% 5/15/23	400,000	394,918
μ4.27% 3/22/25	400,000	410,984
μ4.45% 5/8/30	200,000	209,640
μ4.52% 6/25/24	400,000	402,744
4.80% 4/5/26	250,000	248,489
5.13% 5/28/24	355,000	358,498
6.00% 12/19/23	325,000	337,618
6.10% 6/10/23	165,000	169,652
6.13% 12/15/22	370,000	381,653
Santander Holdings USA
3.40% 1/18/23	150,000	148,187

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Santander Holdings USA (continued)
3.70% 3/28/22	190,000	$ 188,086
4.40% 7/13/27	220,000	216,391
4.50% 7/17/25	250,000	255,097
Santander UK
2.88% 6/18/24	200,000	199,666
3.40% 6/1/21	200,000	200,339
Santander UK Group Holdings
2.88% 8/5/21	250,000	246,044
μ3.37% 1/5/24	500,000	503,446
μ3.82% 11/3/28	200,000	210,741
Skandinaviska Enskilda Banken
2.63% 3/15/21	250,000	250,118
2.80% 3/11/22	250,000	245,619
Sumitomo Mitsui Banking 3.20% 7/18/22	250,000	252,333
Sumitomo Mitsui Financial Group
2.35% 1/15/25	200,000	198,624
2.45% 9/27/24	200,000	199,429
2.70% 7/16/24	200,000	199,880
2.78% 7/12/22	200,000	200,912
2.78% 10/18/22	150,000	152,361
2.85% 1/11/22	250,000	252,258
2.93% 3/9/21	200,000	200,287
3.01% 10/19/26	500,000	520,255
3.04% 7/16/29	200,000	199,859
3.10% 1/17/23	250,000	250,304
3.20% 9/17/29	500,000	510,477
3.35% 10/18/27	150,000	147,894
3.36% 7/12/27	200,000	209,089
3.45% 1/11/27	250,000	265,871
3.54% 1/17/28	250,000	247,724
3.75% 7/19/23	150,000	156,526
3.78% 3/9/26	200,000	218,000
3.94% 7/19/28	150,000	165,645
SunTrust Bank
2.80% 5/17/22	150,000	151,876
μ3.50% 8/2/22	200,000	202,225
μ3.69% 8/2/24	200,000	207,477
4.05% 11/3/25	75,000	77,649
Svenska Handelsbanken
1.88% 9/7/21	250,000	244,517
2.45% 3/30/21	250,000	251,018
3.35% 5/24/21	250,000	252,967
Synchrony Bank 3.65% 5/24/21	250,000	246,893
Synovus Financial 3.13% 11/1/22	60,000	60,127
Toronto-Dominion Bank
1.80% 7/13/21	150,000	150,673
2.13% 4/7/21	150,000	150,083
2.65% 6/12/24	200,000	204,162
3.25% 6/11/21	350,000	357,275
3.25% 3/11/24	200,000	209,016
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
3.50% 7/19/23	150,000	$ 154,691
Truist Bank
2.45% 8/1/22	150,000	150,308
2.63% 1/15/22	250,000	252,184
3.00% 2/2/23	100,000	102,637
3.30% 5/15/26	200,000	205,179
3.63% 9/16/25	250,000	262,760
Truist Financial
2.70% 1/27/22	150,000	150,819
2.90% 3/3/21	100,000	100,227
US Bancorp
2.38% 7/22/26	150,000	147,901
2.40% 7/30/24	150,000	149,958
2.95% 7/15/22	200,000	203,958
3.00% 3/15/22	150,000	152,981
3.00% 7/30/29	150,000	149,604
3.10% 4/27/26	65,000	65,835
3.15% 4/27/27	350,000	363,596
3.38% 2/5/24	250,000	265,497
3.60% 9/11/24	250,000	256,658
3.70% 1/30/24	250,000	264,002
3.90% 4/26/28	250,000	275,650
US Bank
1.80% 1/21/22	300,000	299,539
2.05% 1/21/25	300,000	298,473
2.85% 1/23/23	250,000	255,421
Wachovia 5.50% 8/1/35	150,000	171,574
Wells Fargo & Co.
2.10% 7/26/21	400,000	399,440
μ2.16% 2/11/26	415,000	404,763
μ2.41% 10/30/25	440,000	433,566
2.50% 3/4/21	350,000	350,253
μ2.57% 2/11/31	415,000	399,235
2.63% 7/22/22	150,000	151,752
μ2.88% 10/30/30	500,000	495,815
3.00% 4/22/26	150,000	154,393
3.00% 10/23/26	300,000	307,324
3.30% 9/9/24	250,000	260,215
3.45% 2/13/23	250,000	257,039
3.50% 3/8/22	600,000	611,527
μ3.58% 5/22/28	755,000	790,592
3.75% 1/24/24	300,000	317,600
4.10% 6/3/26	740,000	790,272
4.13% 8/15/23	300,000	309,285
4.15% 1/24/29	300,000	327,284
4.30% 7/22/27	750,000	803,958
4.40% 6/14/46	250,000	281,334
4.60% 4/1/21	350,000	357,599
4.65% 11/4/44	225,000	259,142
4.75% 12/7/46	350,000	404,264
=5.95% 12/1/86	100,000	100,495
Wells Fargo Bank
μ2.08% 9/9/22	1,000,000	995,271

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo Bank (continued)
μ2.90% 5/27/22	495,000	$ 497,602
6.60% 1/15/38	450,000	631,355
Westpac Banking
2.00% 8/19/21	200,000	199,374
2.00% 1/13/23	30,000	29,656
2.10% 5/13/21	150,000	149,784
2.35% 2/19/25	200,000	201,671
2.50% 6/28/22	150,000	150,035
2.65% 1/16/30	70,000	69,825
2.70% 8/19/26	200,000	202,016
2.85% 5/13/26	150,000	155,033
3.30% 2/26/24	250,000	256,960
3.35% 3/8/27	250,000	253,021
3.40% 1/25/28	100,000	107,804
3.65% 5/15/23	100,000	104,276
μ4.11% 7/24/34	95,000	92,191
μ4.32% 11/23/31	250,000	253,567
4.42% 7/24/39	70,000	68,359
Zions Bancorporation 3.35% 3/4/22	250,000	245,122
		154,775,467
Beverages–0.64%
Anheuser-Busch InBev Finance 4.00% 1/17/43	100,000	98,476
Anheuser-Busch InBev Worldwide
3.75% 7/15/42	136,000	128,808
4.00% 4/13/28	270,000	285,085
4.15% 1/23/25	315,000	339,784
4.38% 4/15/38	285,000	287,183
4.44% 10/6/48	395,000	403,487
4.60% 4/15/48	115,000	121,823
4.70% 2/1/36	950,000	992,384
4.75% 1/23/29	195,000	214,383
4.75% 4/15/58	200,000	205,423
4.90% 1/23/31	160,000	177,740
4.95% 1/15/42	300,000	323,669
5.45% 1/23/39	165,000	192,088
5.55% 1/23/49	1,230,000	1,447,542
5.80% 1/23/59	1,615,000	1,978,196
8.20% 1/15/39	200,000	300,605
Brown-Forman
3.50% 4/15/25	60,000	63,965
4.00% 4/15/38	85,000	86,652
Coca-Cola
1.55% 9/1/21	150,000	150,121
1.75% 9/6/24	150,000	152,704
2.13% 9/6/29	150,000	150,056
2.20% 5/25/22	70,000	70,936
2.25% 9/1/26	200,000	205,791
2.50% 4/1/23	250,000	260,857
2.55% 6/1/26	100,000	104,873
2.88% 10/27/25	100,000	107,016
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola (continued)
2.90% 5/25/27	100,000	$ 104,959
3.30% 9/1/21	250,000	256,654
Coca-Cola Consolidated 3.80% 11/25/25	50,000	52,852
Coca-Cola Femsa 2.75% 1/22/30	600,000	586,874
Constellation Brands
2.70% 5/9/22	30,000	29,375
3.15% 8/1/29	100,000	93,234
3.20% 2/15/23	100,000	99,739
3.50% 5/9/27	30,000	28,165
3.60% 2/15/28	100,000	97,849
3.70% 12/6/26	100,000	99,926
3.75% 5/1/21	75,000	75,084
4.10% 2/15/48	100,000	91,294
4.25% 5/1/23	280,000	282,532
4.50% 5/9/47	45,000	42,031
4.65% 11/15/28	125,000	125,060
Diageo Capital
2.13% 10/24/24	200,000	195,061
2.38% 10/24/29	200,000	192,405
3.50% 9/18/23	200,000	203,869
3.88% 5/18/28	200,000	209,148
3.88% 4/29/43	30,000	30,735
5.88% 9/30/36	100,000	129,185
Diageo Investment
2.88% 5/11/22	200,000	201,591
8.00% 9/15/22	100,000	112,472
Fomento Economico Mexicano
2.88% 5/10/23	150,000	149,227
4.38% 5/10/43	200,000	212,009
Keurig Dr Pepper
3.13% 12/15/23	100,000	101,513
3.40% 11/15/25	150,000	152,204
3.43% 6/15/27	70,000	71,387
3.55% 5/25/21	400,000	404,639
4.42% 12/15/46	50,000	56,000
4.60% 5/25/28	150,000	164,229
4.99% 5/25/38	100,000	111,382
Molson Coors Beverage
2.10% 7/15/21	100,000	97,719
3.00% 7/15/26	110,000	103,325
4.20% 7/15/46	345,000	308,779
5.00% 5/1/42	250,000	242,628
PepsiCo
1.70% 10/6/21	150,000	153,558
2.00% 4/15/21	150,000	150,317
2.25% 5/2/22	200,000	203,715
2.25% 3/19/25	100,000	103,809
2.38% 10/6/26	80,000	83,237
2.75% 3/1/23	550,000	572,530
2.75% 3/19/30	100,000	106,859
2.85% 2/24/26	90,000	94,886

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
3.00% 8/25/21	100,000	$ 102,729
3.00% 10/15/27	150,000	160,041
3.60% 3/1/24	479,000	518,540
3.60% 8/13/42	250,000	259,568
3.63% 3/19/50	100,000	118,670
4.00% 3/5/42	100,000	109,951
4.00% 5/2/47	105,000	126,051
4.45% 4/14/46	120,000	156,866
		17,386,109
Biotechnology–0.27%
Amgen
1.90% 2/21/25	135,000	135,868
2.20% 2/21/27	105,000	104,460
2.25% 8/19/23	200,000	201,546
2.45% 2/21/30	200,000	198,446
2.60% 8/19/26	200,000	205,373
2.65% 5/11/22	200,000	202,319
2.70% 5/1/22	100,000	102,393
3.13% 5/1/25	200,000	209,587
3.15% 2/21/40	200,000	197,135
3.38% 2/21/50	200,000	208,529
3.63% 5/15/22	100,000	103,651
3.63% 5/22/24	150,000	157,737
3.88% 11/15/21	165,714	166,006
5.15% 11/15/41	250,000	261,792
5.65% 6/15/42	200,000	281,399
5.75% 3/15/40	200,000	280,727
6.38% 6/1/37	100,000	144,553
6.40% 2/1/39	50,000	69,177
Baxalta
4.00% 6/23/25	45,000	47,914
5.25% 6/23/45	14,000	17,574
Biogen
3.63% 9/15/22	145,000	148,885
4.05% 9/15/25	145,000	153,337
5.20% 9/15/45	255,000	329,931
Gilead Sciences
1.95% 3/1/22	85,000	83,843
2.95% 3/1/27	300,000	310,461
3.25% 9/1/22	125,000	127,837
3.50% 2/1/25	670,000	717,712
3.65% 3/1/26	300,000	326,969
4.15% 3/1/47	380,000	464,490
4.40% 12/1/21	200,000	206,521
4.50% 4/1/21	100,000	101,366
4.50% 2/1/45	80,000	97,430
4.60% 9/1/35	200,000	256,507
4.80% 4/1/44	200,000	257,147
5.65% 12/1/41	250,000	341,017
		7,219,639
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.09%
Carrier Global
1.92% 2/15/23	40,000	$ 39,377
2.49% 2/15/27	85,000	81,147
2.72% 2/15/30	120,000	110,411
3.38% 4/5/40	85,000	74,609
3.58% 4/5/50	420,000	374,443
Fortune Brands Home & Security
3.25% 9/15/29	150,000	143,422
4.00% 6/15/25	50,000	51,484
Johnson Controls International
φ3.63% 7/2/24	100,000	100,347
3.90% 2/14/26	28,000	30,477
4.50% 2/15/47	145,000	156,459
φ4.95% 7/2/64	68,000	79,270
5.13% 9/14/45	7,000	8,095
Lennox International 3.00% 11/15/23	25,000	24,714
Martin Marietta Materials
3.45% 6/1/27	43,000	44,038
3.50% 12/15/27	100,000	98,815
4.25% 7/2/24	55,000	56,995
4.25% 12/15/47	100,000	88,395
Masco
3.50% 11/15/27	60,000	55,499
4.38% 4/1/26	160,000	158,289
4.50% 5/15/47	100,000	87,191
Owens Corning
3.95% 8/15/29	70,000	66,150
4.30% 7/15/47	100,000	85,458
7.00% 12/1/36	50,000	56,898
Vulcan Materials
3.90% 4/1/27	45,000	45,475
4.70% 3/1/48	250,000	260,655
		2,378,113
Chemicals–0.37%
Air Products & Chemicals 3.35% 7/31/24	250,000	259,849
Albemarle 5.45% 12/1/44	500,000	581,283
Cabot 4.00% 7/1/29	100,000	109,907
Celanese US Holdings
4.63% 11/15/22	90,000	87,602
5.88% 6/15/21	70,000	69,264
Dow Chemical
3.15% 5/15/24	85,000	83,719
3.63% 5/15/26	150,000	146,802
4.38% 11/15/42	400,000	390,312
4.80% 5/15/49	95,000	98,201
5.25% 11/15/41	100,000	101,206
7.38% 11/1/29	125,000	158,534
9.40% 5/15/39	100,000	150,516
DowDuPont
4.21% 11/15/23	300,000	314,781
4.49% 11/15/25	250,000	268,865

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
DowDuPont (continued)
4.73% 11/15/28	350,000	$ 383,914
5.32% 11/15/38	135,000	151,782
5.42% 11/15/48	225,000	247,864
Eastman Chemical
3.60% 8/15/22	225,000	228,078
3.80% 3/15/25	100,000	101,183
4.65% 10/15/44	70,000	75,220
4.80% 9/1/42	250,000	287,162
Ecolab
2.38% 8/10/22	150,000	152,775
2.70% 11/1/26	45,000	45,842
3.25% 1/14/23	100,000	99,817
4.35% 12/8/21	164,000	168,870
FMC
3.95% 2/1/22	100,000	104,452
4.10% 2/1/24	100,000	104,174
Huntsman International 4.50% 5/1/29	90,000	76,728
International Flavors & Fragrances
3.20% 5/1/23	50,000	52,454
4.38% 6/1/47	55,000	52,042
LYB International Finance
3.50% 3/2/27	159,000	155,470
4.00% 7/15/23	200,000	204,240
4.20% 10/15/49	125,000	122,653
LyondellBasell Industries 6.00% 11/15/21	350,000	362,487
Methanex 5.65% 12/1/44	200,000	121,096
Mosaic
3.25% 11/15/22	100,000	97,972
4.05% 11/15/27	150,000	127,910
4.25% 11/15/23	125,000	118,405
5.45% 11/15/33	104,000	100,915
5.63% 11/15/43	200,000	176,681
NewMarket 4.10% 12/15/22	50,000	53,799
Nutrien
3.00% 4/1/25	300,000	286,667
3.15% 10/1/22	100,000	100,043
4.13% 3/15/35	500,000	483,728
6.13% 1/15/41	245,000	302,228
PPG Industries
2.40% 8/15/24	100,000	99,712
2.80% 8/15/29	100,000	99,297
Praxair
2.20% 8/15/22	100,000	100,453
2.70% 2/21/23	100,000	101,268
4.05% 3/15/21	100,000	101,671
Rohm & Haas 7.85% 7/15/29	150,000	188,206
RPM International
3.75% 3/15/27	100,000	98,328
5.25% 6/1/45	100,000	115,848
Sherwin-Williams
2.30% 5/15/30	60,000	56,367
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams (continued)
2.95% 8/15/29	100,000	$ 98,172
3.13% 6/1/24	100,000	99,471
3.30% 5/15/50	100,000	93,712
3.45% 6/1/27	145,000	148,635
3.80% 8/15/49	100,000	99,234
3.95% 1/15/26	250,000	263,165
4.50% 6/1/47	88,000	95,616
Syngenta Finance 3.13% 3/28/22	100,000	87,332
Westlake Chemical
3.60% 8/15/26	150,000	136,666
5.00% 8/15/46	100,000	95,175
		10,145,820
Commercial Services–0.20%
Automatic Data Processing 3.38% 9/15/25	125,000	133,571
Board of Trustees of The Leland Stanford Junior University 3.65% 5/1/48	70,000	79,215
Boston University 4.06% 10/1/48	25,000	30,292
California Institute of Technology
3.65% 9/1/19	45,000	46,664
4.32% 8/1/45	60,000	71,380
Cintas No. 2
2.90% 4/1/22	100,000	99,998
3.70% 4/1/27	100,000	102,515
Equifax
2.30% 6/1/21	125,000	121,563
2.60% 12/1/24	50,000	47,267
3.95% 6/15/23	40,000	40,439
George Washington University
4.13% 9/15/48	200,000	199,171
4.30% 9/15/44	100,000	110,303
Georgetown University
4.32% 4/1/49	50,000	58,762
5.22% 10/1/18	50,000	73,384
IHS Markit
3.63% 5/1/24	35,000	34,778
4.13% 8/1/23	100,000	104,048
4.25% 5/1/29	75,000	79,313
4.75% 8/1/28	100,000	104,656
Johns Hopkins University 2.81% 1/1/60	35,000	31,655
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	63,362
5.60% 7/1/11	200,000	327,376
Moody's
2.63% 1/15/23	100,000	100,532
2.75% 12/15/21	125,000	124,064
3.25% 6/7/21	75,000	75,033
3.25% 1/15/28	65,000	65,876

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Moody's (continued)
4.25% 2/1/29	100,000	$ 110,506
4.88% 12/17/48	100,000	110,861
Northwestern University 3.66% 12/1/57	75,000	77,966
PayPal Holdings
2.20% 9/26/22	60,000	59,707
2.40% 10/1/24	105,000	105,515
2.65% 10/1/26	65,000	63,695
2.85% 10/1/29	95,000	94,292
President & Fellows of Harvard College
3.15% 7/15/46	100,000	100,710
3.30% 7/15/56	100,000	107,582
Princeton University 5.70% 3/1/39	50,000	70,065
RELX Capital
3.50% 3/16/23	145,000	150,963
4.00% 3/18/29	200,000	206,628
S&P Global
2.50% 12/1/29	55,000	53,665
2.95% 1/22/27	150,000	149,948
3.25% 12/1/49	65,000	64,643
Total System Services
3.75% 6/1/23	125,000	129,959
3.80% 4/1/21	50,000	50,313
4.00% 6/1/23	100,000	104,259
4.45% 6/1/28	100,000	101,272
4.80% 4/1/26	100,000	110,551
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	101,228
University of Chicago 4.00% 10/1/53	60,000	70,027
University of Notre Dame du Lac 3.39% 2/15/48	100,000	100,013
University of Southern California
3.03% 10/1/39	200,000	192,801
3.84% 10/1/47	55,000	60,131
Verisk Analytics
4.00% 6/15/25	100,000	106,759
4.13% 9/12/22	100,000	99,172
4.13% 3/15/29	120,000	126,674
William Marsh Rice University 3.57% 5/15/45	100,000	105,900
		5,311,022
Computers–0.66%
Apple
1.55% 8/4/21	250,000	251,542
1.70% 9/11/22	120,000	122,331
1.80% 9/11/24	200,000	203,618
2.05% 9/11/26	200,000	206,303
2.10% 9/12/22	150,000	152,975
2.15% 2/9/22	250,000	255,537
2.20% 9/11/29	250,000	256,532
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.30% 5/11/22	150,000	$ 153,759
2.40% 1/13/23	150,000	154,593
2.45% 8/4/26	250,000	261,959
2.50% 2/9/22	150,000	154,123
2.50% 2/9/25	250,000	267,015
2.70% 5/13/22	100,000	104,381
2.75% 1/13/25	100,000	105,846
2.85% 2/23/23	450,000	469,474
2.90% 9/12/27	400,000	427,174
2.95% 9/11/49	135,000	142,465
3.00% 11/13/27	200,000	215,055
3.20% 5/13/25	150,000	162,484
3.20% 5/11/27	154,000	166,890
3.25% 2/23/26	415,000	451,931
3.35% 2/9/27	200,000	218,170
3.45% 5/6/24	350,000	377,888
3.45% 2/9/45	125,000	141,089
3.75% 9/12/47	225,000	264,826
3.75% 11/13/47	150,000	179,440
3.85% 5/4/43	350,000	413,956
3.85% 8/4/46	635,000	766,902
4.25% 2/9/47	25,000	32,035
4.38% 5/13/45	100,000	127,302
4.45% 5/6/44	600,000	773,299
4.50% 2/23/36	250,000	312,169
4.65% 2/23/46	530,000	733,766
Dell International
4.00% 7/15/24	100,000	100,888
4.42% 6/15/21	900,000	909,661
4.90% 10/1/26	300,000	298,835
5.30% 10/1/29	300,000	291,804
5.45% 6/15/23	505,000	518,211
6.02% 6/15/26	250,000	266,010
8.10% 7/15/36	135,000	155,235
8.35% 7/15/46	130,000	152,753
DXC Technology 4.75% 4/15/27	300,000	301,118
Genpact Luxembourg Sarl
3.38% 12/1/24	100,000	100,427
3.70% 4/1/22	50,000	50,888
Hewlett Packard Enterprise
4.90% 10/15/25	450,000	473,346
6.20% 10/15/35	250,000	283,077
6.35% 10/15/45	250,000	290,787
HP 6.00% 9/15/41	305,000	323,383
IBM Credit
2.20% 9/8/22	100,000	101,636
3.00% 2/6/23	150,000	155,086
International Business Machines
1.88% 8/1/22	600,000	604,627
2.50% 1/27/22	150,000	153,637
2.85% 5/13/22	350,000	359,512
2.88% 11/9/22	150,000	155,170

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
3.00% 5/15/24	500,000	$ 522,819
3.30% 5/15/26	250,000	268,129
3.30% 1/27/27	100,000	107,142
3.45% 2/19/26	150,000	161,122
4.00% 6/20/42	200,000	230,270
4.15% 5/15/39	200,000	226,301
4.25% 5/15/49	350,000	426,264
5.60% 11/30/39	210,000	279,849
5.88% 11/29/32	120,000	167,500
NetApp 3.38% 6/15/21	150,000	150,359
Seagate HDD Cayman
4.25% 3/1/22	35,000	35,069
4.88% 3/1/24	100,000	99,654
		17,747,398
Cosmetics & Personal Care–0.13%
Colgate-Palmolive
2.25% 11/15/22	60,000	59,775
2.30% 5/3/22	100,000	101,618
3.70% 8/1/47	55,000	62,962
4.00% 8/15/45	100,000	114,860
Estee Lauder Companies
3.15% 3/15/27	100,000	102,485
4.15% 3/15/47	65,000	70,077
4.38% 6/15/45	250,000	281,140
Procter & Gamble
1.70% 11/3/21	150,000	151,374
2.15% 8/11/22	150,000	153,063
2.30% 2/6/22	250,000	255,656
2.45% 11/3/26	150,000	158,343
2.70% 2/2/26	100,000	106,615
2.85% 8/11/27	150,000	163,934
3.10% 8/15/23	200,000	211,613
Unilever Capital
1.38% 7/28/21	120,000	120,124
2.00% 7/28/26	100,000	99,762
2.20% 5/5/22	150,000	147,852
2.60% 5/5/24	100,000	102,355
2.75% 3/22/21	100,000	101,138
2.90% 5/5/27	150,000	159,020
3.13% 3/22/23	150,000	159,316
3.25% 3/7/24	120,000	126,744
3.38% 3/22/25	100,000	106,588
3.50% 3/22/28	100,000	109,109
5.90% 11/15/32	133,000	174,191
		3,399,714
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	134,943
4.20% 5/15/47	100,000	112,982
4.60% 6/15/45	55,000	65,709
		313,634
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.85%
AerCap Ireland Capital
3.50% 5/26/22	150,000	$ 125,073
3.50% 1/15/25	150,000	127,437
3.65% 7/21/27	150,000	116,249
3.95% 2/1/22	600,000	522,671
4.50% 5/15/21	450,000	412,783
4.88% 1/16/24	150,000	128,537
Affiliated Managers Group 4.25% 2/15/24	100,000	106,902
Air Lease
2.50% 3/1/21	60,000	55,184
2.63% 7/1/22	200,000	171,497
3.25% 3/1/25	100,000	78,574
3.38% 6/1/21	100,000	89,964
3.75% 6/1/26	100,000	86,306
3.88% 4/1/21	125,000	114,365
3.88% 7/3/23	250,000	226,080
4.25% 9/15/24	300,000	266,918
Aircastle
4.13% 5/1/24	90,000	79,722
4.25% 6/15/26	65,000	55,733
5.00% 4/1/23	90,000	87,861
5.13% 3/15/21	90,000	89,335
5.50% 2/15/22	90,000	81,935
Ally Financial 8.00% 11/1/31	1,000,000	1,149,500
American Express
2.50% 8/1/22	250,000	254,321
2.50% 7/30/24	165,000	167,016
2.65% 12/2/22	115,000	116,330
3.00% 10/30/24	300,000	309,493
3.38% 5/17/21	250,000	252,892
3.40% 2/27/23	200,000	207,184
3.40% 2/22/24	500,000	523,457
3.70% 8/3/23	150,000	157,591
4.05% 12/3/42	135,000	160,836
American Express Credit
2.25% 5/5/21	250,000	250,629
2.70% 3/3/22	100,000	100,818
3.30% 5/3/27	230,000	242,372
Ameriprise Financial 2.88% 9/15/26	100,000	100,344
BGC Partners 5.38% 7/24/23	100,000	99,902
BlackRock
2.40% 4/30/30	90,000	89,784
3.20% 3/15/27	167,000	178,198
3.25% 4/30/29	150,000	158,422
3.38% 6/1/22	150,000	154,796
BOC Aviation 3.00% 5/23/22	500,000	514,873
Brookfield Finance
3.45% 4/15/50	150,000	120,046
3.90% 1/25/28	100,000	102,683
4.00% 4/1/24	100,000	101,069
4.70% 9/20/47	150,000	141,016

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
μCapital One Bank USA
2.01% 1/27/23	250,000	$ 244,157
2.28% 1/28/26	250,000	226,395
Capital One Financial
3.20% 2/5/25	150,000	147,100
3.45% 4/30/21	150,000	150,244
3.50% 6/15/23	300,000	298,225
3.75% 3/9/27	250,000	244,727
3.80% 1/31/28	400,000	395,333
3.90% 1/29/24	200,000	200,563
4.20% 10/29/25	200,000	199,297
4.25% 4/30/25	150,000	153,706
4.75% 7/15/21	100,000	102,999
Cboe Global Markets 3.65% 1/12/27	100,000	104,793
Charles Schwab
3.00% 3/10/25	100,000	103,322
3.20% 3/2/27	100,000	101,273
3.25% 5/21/21	135,000	135,995
3.25% 5/22/29	200,000	197,799
3.45% 2/13/26	70,000	73,466
3.85% 5/21/25	200,000	212,329
CME Group
3.00% 9/15/22	300,000	304,387
3.75% 6/15/28	100,000	111,601
4.15% 6/15/48	75,000	95,370
5.30% 9/15/43	100,000	134,393
Discover Financial Services
3.75% 3/4/25	100,000	98,787
3.95% 11/6/24	100,000	101,767
4.10% 2/9/27	115,000	110,623
4.50% 1/30/26	150,000	153,027
5.20% 4/27/22	100,000	103,863
E*TRADE Financial
2.95% 8/24/22	75,000	73,909
3.80% 8/24/27	35,000	35,340
4.50% 6/20/28	100,000	103,924
Eaton Vance 3.50% 4/6/27	100,000	102,791
Franklin Resources 2.85% 3/30/25	100,000	100,682
GE Capital International Funding Unlimited 4.42% 11/15/35	854,000	922,636
Intercontinental Exchange
3.10% 9/15/27	250,000	256,385
3.45% 9/21/23	60,000	62,792
3.75% 12/1/25	85,000	89,574
3.75% 9/21/28	105,000	111,339
4.00% 10/15/23	200,000	216,371
4.25% 9/21/48	150,000	166,892
Invesco Finance
3.75% 1/15/26	100,000	107,517
4.00% 1/30/24	500,000	511,926
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Janus Capital Group 4.88% 8/1/25	150,000	$ 152,340
Jefferies Financial Group 5.50% 10/18/23	200,000	201,827
Jefferies Group
4.85% 1/15/27	310,000	307,115
5.13% 1/20/23	150,000	152,709
6.25% 1/15/36	100,000	88,558
Lazard Group
3.63% 3/1/27	100,000	100,317
3.75% 2/13/25	100,000	98,640
Legg Mason
4.75% 3/15/26	150,000	150,286
5.63% 1/15/44	100,000	106,333
Mastercard
2.00% 11/21/21	100,000	100,576
2.00% 3/3/25	200,000	209,647
2.95% 11/21/26	150,000	159,678
2.95% 6/1/29	150,000	159,827
3.65% 6/1/49	150,000	174,842
3.80% 11/21/46	100,000	115,220
Nasdaq 3.85% 6/30/26	45,000	46,448
Nomura Holdings 3.10% 1/16/30	250,000	235,143
ORIX
2.90% 7/18/22	90,000	92,431
3.25% 12/4/24	100,000	105,067
3.70% 7/18/27	100,000	105,656
Private Export Funding
2.45% 7/15/24	250,000	264,783
4.30% 12/15/21	100,000	106,164
Raymond James Financial 4.95% 7/15/46	50,000	57,592
Synchrony Financial
2.85% 7/25/22	60,000	57,158
3.70% 8/4/26	200,000	182,215
4.25% 8/15/24	150,000	144,423
4.38% 3/19/24	35,000	34,662
4.50% 7/23/25	100,000	97,846
5.15% 3/19/29	50,000	49,519
TD Ameritrade Holding
2.95% 4/1/22	250,000	250,086
3.30% 4/1/27	90,000	91,170
3.75% 4/1/24	150,000	153,734
Visa
2.15% 9/15/22	45,000	46,027
2.75% 9/15/27	75,000	77,169
2.80% 12/14/22	300,000	312,036
3.15% 12/14/25	750,000	817,030
3.65% 9/15/47	375,000	426,974
4.15% 12/14/35	115,000	143,991
4.30% 12/14/45	530,000	668,326
Western Union
2.85% 1/10/25	50,000	49,766

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Western Union (continued)
4.25% 6/9/23	150,000	$ 159,353
		23,097,001
Electric–1.86%
AEP Texas
3.45% 1/15/50	50,000	44,602
4.15% 5/1/49	100,000	103,607
AEP Transmission 3.75% 12/1/47	100,000	103,248
Alabama Power
2.45% 3/30/22	100,000	101,216
3.70% 12/1/47	100,000	104,284
3.75% 3/1/45	150,000	154,491
4.30% 1/2/46	150,000	167,963
4.30% 7/15/48	65,000	73,494
6.13% 5/15/38	100,000	127,037
Ameren 3.65% 2/15/26	50,000	50,749
Ameren Illinois
3.70% 12/1/47	100,000	101,005
3.80% 5/15/28	100,000	108,037
American Electric Power
2.30% 3/1/30	50,000	46,648
2.95% 12/15/22	125,000	121,255
3.20% 11/13/27	100,000	99,121
3.25% 3/1/50	65,000	56,489
Appalachian Power 4.60% 3/30/21	150,000	149,920
Arizona Public Service
2.95% 9/15/27	50,000	50,164
3.15% 5/15/25	100,000	103,154
3.50% 12/1/49	100,000	101,727
4.25% 3/1/49	100,000	109,891
4.35% 11/15/45	100,000	112,689
4.50% 4/1/42	100,000	121,280
5.05% 9/1/41	100,000	114,440
Avangrid
3.15% 12/1/24	150,000	149,210
3.80% 6/1/29	100,000	102,358
Avista 4.35% 6/1/48	100,000	107,058
Baltimore Gas & Electric
3.35% 7/1/23	100,000	102,947
3.50% 8/15/46	200,000	201,785
3.75% 8/15/47	100,000	108,194
6.35% 10/1/36	100,000	129,056
Berkshire Hathaway Energy
2.80% 1/15/23	125,000	120,302
3.25% 4/15/28	125,000	129,305
3.75% 11/15/23	200,000	201,746
3.80% 7/15/48	70,000	73,394
5.15% 11/15/43	200,000	238,640
5.95% 5/15/37	125,000	157,889
6.13% 4/1/36	247,000	325,776
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Black Hills
3.05% 10/15/29	100,000	$ 96,021
3.15% 1/15/27	100,000	106,761
3.88% 10/15/49	100,000	85,412
3.95% 1/15/26	50,000	52,644
4.20% 9/15/46	100,000	101,024
4.25% 11/30/23	100,000	104,895
CenterPoint Energy
2.50% 9/1/24	100,000	98,184
2.95% 3/1/30	100,000	94,607
3.60% 11/1/21	30,000	29,933
3.70% 9/1/49	100,000	96,155
3.85% 2/1/24	75,000	76,081
4.25% 11/1/28	75,000	76,926
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	236,734
2.40% 9/1/26	100,000	100,387
3.00% 2/1/27	100,000	99,997
4.25% 2/1/49	50,000	57,550
Cleco Corporate Holdings
3.74% 5/1/26	100,000	97,994
4.97% 5/1/46	70,000	67,480
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	116,310
CMS Energy
3.00% 5/15/26	40,000	39,193
4.88% 3/1/44	100,000	108,107
Commonwealth Edison
2.20% 3/1/30	100,000	95,664
2.55% 6/15/26	100,000	98,844
3.20% 11/15/49	145,000	145,912
3.40% 9/1/21	100,000	100,987
3.65% 6/15/46	100,000	105,901
3.70% 8/15/28	45,000	48,155
4.00% 3/1/48	250,000	280,938
6.45% 1/15/38	100,000	134,064
Connecticut Light & Power
4.00% 4/1/48	250,000	279,110
4.15% 6/1/45	75,000	83,625
4.30% 4/15/44	130,000	148,771
Consolidated Edison Co. of New York
3.70% 11/15/59	85,000	80,700
3.80% 5/15/28	100,000	106,316
3.95% 3/1/43	150,000	140,189
4.00% 12/1/28	100,000	107,146
4.30% 12/1/56	100,000	105,624
4.45% 3/15/44	200,000	221,407
4.50% 12/1/45	100,000	110,759
4.63% 12/1/54	200,000	224,042
4.65% 12/1/48	100,000	114,384
5.50% 12/1/39	250,000	309,993
5.85% 3/15/36	100,000	112,502
6.30% 8/15/37	20,000	24,379
6.75% 4/1/38	25,000	31,863

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consumers Energy
2.85% 5/15/22	100,000	$ 101,205
3.25% 8/15/46	100,000	100,256
3.38% 8/15/23	200,000	208,236
3.95% 5/15/43	150,000	160,495
Dayton Power & Light 3.95% 6/15/49	95,000	95,929
Delmarva Power & Light
3.50% 11/15/23	150,000	154,456
4.15% 5/15/45	50,000	55,687
Dominion Energy
2.00% 8/15/21	40,000	39,763
φ2.72% 8/15/21	35,000	34,526
2.75% 1/15/22	150,000	149,500
2.75% 9/15/22	250,000	248,626
2.85% 8/15/26	60,000	57,435
φ3.07% 8/15/24	35,000	34,980
4.25% 6/1/28	250,000	262,101
4.60% 3/15/49	150,000	154,959
4.90% 8/1/41	60,000	62,596
5.95% 6/15/35	25,000	28,984
DTE Electric
2.25% 3/1/30	150,000	145,109
2.95% 3/1/50	150,000	139,924
3.65% 3/15/24	100,000	102,716
3.70% 6/1/46	50,000	52,991
3.75% 8/15/47	100,000	105,489
3.95% 3/1/49	70,000	76,375
4.05% 5/15/48	100,000	113,522
DTE Energy
2.53% 10/1/24	75,000	72,904
2.85% 10/1/26	200,000	199,743
3.30% 6/15/22	200,000	204,974
3.40% 6/15/29	105,000	105,125
3.50% 6/1/24	100,000	102,938
Duke Energy
1.80% 9/1/21	150,000	148,979
2.65% 9/1/26	165,000	163,746
3.15% 8/15/27	250,000	246,250
3.40% 6/15/29	65,000	65,594
3.75% 9/1/46	190,000	182,137
3.95% 8/15/47	200,000	192,978
4.20% 6/15/49	65,000	65,483
4.80% 12/15/45	100,000	109,232
Duke Energy Carolinas
2.95% 12/1/26	350,000	365,818
3.05% 3/15/23	150,000	153,581
3.90% 6/15/21	100,000	102,053
3.95% 3/15/48	150,000	169,321
4.00% 9/30/42	150,000	168,904
5.30% 2/15/40	100,000	126,452
6.10% 6/1/37	170,000	227,108
Duke Energy Florida
3.20% 1/15/27	150,000	155,848
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Florida (continued)
3.85% 11/15/42	100,000	$ 109,627
6.40% 6/15/38	300,000	436,483
Duke Energy Florida Project Finance 2.54% 9/1/29	100,000	105,566
Duke Energy Indiana
2.75% 4/1/50	125,000	115,086
3.25% 10/1/49	50,000	50,531
3.75% 5/15/46	150,000	162,990
6.12% 10/15/35	100,000	135,899
6.45% 4/1/39	130,000	183,750
Duke Energy Ohio
3.65% 2/1/29	100,000	106,215
3.70% 6/15/46	68,000	73,317
3.80% 9/1/23	500,000	527,941
4.30% 2/1/49	45,000	52,682
Duke Energy Progress
3.38% 9/1/23	50,000	52,020
3.45% 3/15/29	70,000	75,084
3.70% 9/1/28	100,000	107,000
4.10% 3/15/43	100,000	109,329
6.30% 4/1/38	250,000	341,513
Edison International
2.95% 3/15/23	250,000	241,862
3.13% 11/15/22	35,000	34,393
3.55% 11/15/24	80,000	79,465
El Paso Electric 5.00% 12/1/44	150,000	178,269
Emera US Finance
2.70% 6/15/21	100,000	101,143
3.55% 6/15/26	100,000	95,376
4.75% 6/15/46	105,000	96,791
Enel Americas 4.00% 10/25/26	35,000	32,699
Enel Chile 4.88% 6/12/28	150,000	147,900
Enel Generacion Chile 4.25% 4/15/24	100,000	98,351
Entergy 2.95% 9/1/26	90,000	89,208
Entergy Arkansas
3.50% 4/1/26	60,000	63,557
3.70% 6/1/24	200,000	209,908
4.20% 4/1/49	100,000	113,548
Entergy Louisiana
2.40% 10/1/26	100,000	98,186
2.90% 3/15/51	25,000	21,940
3.25% 4/1/28	150,000	155,297
4.00% 3/15/33	95,000	105,395
4.05% 9/1/23	150,000	153,280
4.20% 4/1/50	100,000	114,719
4.95% 1/15/45	110,000	116,313
Entergy Mississippi
2.85% 6/1/28	50,000	50,258
3.85% 6/1/49	25,000	25,497
Entergy Texas 3.55% 9/30/49	50,000	50,708

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy 4.85% 6/1/21	50,000	$ 50,527
Evergy Metro
3.65% 8/15/25	250,000	260,063
4.20% 6/15/47	100,000	111,981
Eversource Energy
2.50% 3/15/21	100,000	100,365
2.75% 3/15/22	100,000	101,418
2.90% 10/1/24	100,000	102,573
3.15% 1/15/25	100,000	101,376
3.30% 1/15/28	100,000	101,695
3.80% 12/1/23	45,000	49,273
4.25% 4/1/29	75,000	79,260
Exelon
2.45% 4/15/21	65,000	64,383
3.40% 4/15/26	100,000	96,955
3.50% 6/1/22	200,000	193,602
4.45% 4/15/46	100,000	101,213
4.95% 6/15/35	105,000	111,598
5.10% 6/15/45	105,000	114,967
Exelon Generation
4.25% 6/15/22	250,000	250,030
5.60% 6/15/42	292,000	282,023
6.25% 10/1/39	100,000	94,055
FirstEnergy
2.05% 3/1/25	30,000	29,003
2.65% 3/1/30	55,000	51,840
2.85% 7/15/22	60,000	58,509
3.40% 3/1/50	50,000	47,269
3.90% 7/15/27	125,000	126,344
4.25% 3/15/23	130,000	132,776
4.85% 7/15/47	55,000	61,505
7.38% 11/15/31	230,000	309,146
Florida Power & Light
3.13% 12/1/25	250,000	255,506
3.15% 10/1/49	110,000	114,115
3.70% 12/1/47	100,000	110,351
3.80% 12/15/42	100,000	111,447
4.05% 6/1/42	150,000	169,872
4.13% 6/1/48	100,000	113,296
5.69% 3/1/40	50,000	70,103
5.95% 2/1/38	200,000	262,214
5.96% 4/1/39	100,000	138,936
Fortis 3.06% 10/4/26	200,000	191,594
Georgia Power
2.10% 7/30/23	150,000	146,276
2.40% 4/1/21	50,000	50,166
2.65% 9/15/29	105,000	102,749
3.25% 4/1/26	50,000	51,909
3.70% 1/30/50	40,000	41,462
4.30% 3/15/42	200,000	217,409
4.30% 3/15/43	100,000	104,598
4.75% 9/1/40	100,000	98,283
Hydro-Quebec
8.05% 7/7/24	250,000	321,610
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Hydro-Quebec (continued)
8.50% 12/1/29	115,000	$ 183,761
Iberdrola International 6.75% 7/15/36	100,000	141,926
Indiana Michigan Power
3.75% 7/1/47	100,000	104,215
3.85% 5/15/28	150,000	161,691
4.25% 8/15/48	50,000	56,582
Interstate Power & Light
3.50% 9/30/49	50,000	45,340
3.60% 4/1/29	200,000	226,922
6.25% 7/15/39	130,000	166,967
ITC Holdings
2.70% 11/15/22	100,000	99,295
3.25% 6/30/26	90,000	91,472
3.35% 11/15/27	100,000	102,491
3.65% 6/15/24	75,000	76,244
Kentucky Utilities 5.13% 11/1/40	100,000	119,825
MidAmerican Energy
3.10% 5/1/27	100,000	102,855
3.50% 10/15/24	100,000	105,255
3.65% 4/15/29	50,000	54,614
3.95% 8/1/47	100,000	107,720
4.25% 7/15/49	50,000	58,610
4.40% 10/15/44	100,000	114,019
5.75% 11/1/35	25,000	33,316
Mississippi Power 3.95% 3/30/28	100,000	103,019
National Rural Utilities Cooperative Finance
1.75% 1/21/22	95,000	95,107
2.30% 9/15/22	70,000	69,370
2.40% 4/25/22	50,000	48,902
2.40% 3/15/30	195,000	194,726
2.70% 2/15/23	50,000	50,458
2.90% 3/15/21	70,000	70,118
2.95% 2/7/24	60,000	62,974
3.05% 4/25/27	100,000	105,460
3.25% 11/1/25	100,000	109,210
4.02% 11/1/32	100,000	113,146
μ4.75% 4/30/43	100,000	99,572
8.00% 3/1/32	150,000	227,683
Nevada Power
2.40% 5/1/30	100,000	95,477
3.13% 8/1/50	65,000	60,046
3.70% 5/1/29	75,000	79,685
6.75% 7/1/37	100,000	131,970
NextEra Energy Capital Holdings
2.40% 9/1/21	200,000	199,656
2.75% 11/1/29	320,000	308,863
2.90% 4/1/22	75,000	75,695
3.15% 4/1/24	150,000	153,505
3.25% 4/1/26	105,000	108,669
3.50% 4/1/29	150,000	156,664

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings (continued)
4.50% 6/1/21	100,000	$ 102,011
μ5.65% 5/1/79	100,000	92,085
Northern States Power
2.60% 5/15/23	100,000	101,273
2.90% 3/1/50	60,000	59,122
3.60% 5/15/46	50,000	51,825
3.60% 9/15/47	100,000	106,759
4.00% 8/15/45	100,000	102,461
5.35% 11/1/39	40,000	52,328
6.20% 7/1/37	100,000	124,528
NorthWestern 4.18% 11/15/44	150,000	164,854
NSTAR Electric 3.20% 5/15/27	100,000	100,923
Oglethorpe Power
4.25% 4/1/46	75,000	78,208
5.95% 11/1/39	100,000	119,050
Ohio Edison 6.88% 7/15/36	100,000	132,937
Ohio Power 4.15% 4/1/48	100,000	105,068
Oklahoma Gas & Electric
3.30% 3/15/30	100,000	101,962
3.80% 8/15/28	100,000	106,813
4.15% 4/1/47	50,000	48,625
Oncor Electric Delivery
2.95% 4/1/25	100,000	101,733
3.70% 11/15/28	200,000	214,049
3.75% 4/1/45	100,000	106,176
4.10% 6/1/22	100,000	101,870
4.10% 11/15/48	100,000	112,547
4.55% 12/1/41	150,000	172,148
5.30% 6/1/42	200,000	267,296
7.00% 5/1/32	50,000	69,861
PacifiCorp
2.95% 6/1/23	100,000	102,140
3.50% 6/15/29	65,000	66,181
4.10% 2/1/42	100,000	99,520
4.13% 1/15/49	70,000	75,765
4.15% 2/15/50	100,000	112,458
5.75% 4/1/37	100,000	129,782
6.00% 1/15/39	100,000	135,859
6.35% 7/15/38	25,000	32,559
7.70% 11/15/31	100,000	139,112
PECO Energy
3.00% 9/15/49	40,000	40,709
5.95% 10/1/36	100,000	130,091
Potomac Electric Power 4.15% 3/15/43	100,000	111,347
PPL Capital Funding
3.40% 6/1/23	200,000	205,384
3.50% 12/1/22	100,000	100,070
3.95% 3/15/24	200,000	206,269
4.00% 9/15/47	100,000	92,829
4.20% 6/15/22	150,000	150,812
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PPL Electric Utilities
3.00% 9/15/21	100,000	$ 100,867
4.13% 6/15/44	100,000	110,708
4.15% 10/1/45	250,000	279,065
6.25% 5/15/39	30,000	41,095
Progress Energy
6.00% 12/1/39	50,000	60,712
7.75% 3/1/31	150,000	203,404
PSEG Power 3.85% 6/1/23	100,000	101,718
Public Service Co. of Colorado
3.20% 3/1/50	65,000	65,774
3.80% 6/15/47	200,000	208,391
4.05% 9/15/49	50,000	56,647
6.25% 9/1/37	100,000	133,759
Public Service Electric & Gas
1.90% 3/15/21	50,000	49,505
2.38% 5/15/23	200,000	200,485
3.00% 5/15/25	100,000	102,741
3.20% 5/15/29	150,000	159,027
3.60% 12/1/47	50,000	52,056
3.70% 5/1/28	100,000	107,909
3.80% 3/1/46	100,000	106,195
3.85% 5/1/49	125,000	139,767
4.05% 5/1/48	100,000	115,461
5.50% 3/1/40	100,000	131,318
Public Service Enterprise Group
2.00% 11/15/21	200,000	196,073
2.88% 6/15/24	70,000	69,778
Puget Energy
3.65% 5/15/25	200,000	195,583
6.00% 9/1/21	200,000	203,680
Puget Sound Energy
4.22% 6/15/48	65,000	75,168
5.64% 4/15/41	80,000	92,064
5.80% 3/15/40	100,000	123,768
San Diego Gas & Electric
3.00% 8/15/21	175,000	176,305
3.60% 9/1/23	200,000	210,721
4.10% 6/15/49	100,000	102,467
4.15% 5/15/48	100,000	107,697
6.00% 6/1/39	110,000	139,671
Sempra Energy
2.88% 10/1/22	150,000	150,502
2.90% 2/1/23	35,000	34,775
3.40% 2/1/28	95,000	95,279
3.75% 11/15/25	100,000	99,031
3.80% 2/1/38	150,000	140,828
4.00% 2/1/48	95,000	91,064
6.00% 10/15/39	125,000	137,694
Sierra Pacific Power 2.60% 5/1/26	200,000	199,967
South Carolina Electric & Gas 6.05% 1/15/38	225,000	267,203

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern
2.95% 7/1/23	75,000	$ 75,440
3.25% 7/1/26	250,000	252,142
4.25% 7/1/36	85,000	82,888
Southern California Edison
2.25% 6/1/30	70,000	64,965
2.85% 8/1/29	155,000	149,529
2.90% 3/1/21	100,000	99,718
3.65% 3/1/28	100,000	102,006
3.88% 6/1/21	70,000	69,377
3.90% 3/15/43	100,000	102,873
4.00% 4/1/47	300,000	312,266
4.13% 3/1/48	150,000	160,143
4.20% 3/1/29	100,000	106,300
4.50% 9/1/40	100,000	103,263
4.65% 10/1/43	100,000	109,781
4.88% 3/1/49	100,000	115,552
5.95% 2/1/38	25,000	29,058
6.00% 1/15/34	200,000	241,114
6.05% 3/15/39	170,000	208,789
6.65% 4/1/29	100,000	118,089
Southern Power
2.50% 12/15/21	100,000	98,498
4.15% 12/1/25	200,000	206,233
4.95% 12/15/46	100,000	97,311
5.25% 7/15/43	120,000	118,823
Southwestern Electric Power
2.75% 10/1/26	150,000	140,317
3.85% 2/1/48	100,000	93,709
3.90% 4/1/45	300,000	267,640
6.20% 3/15/40	200,000	264,368
Southwestern Public Service 4.40% 11/15/48	100,000	109,242
Tampa Electric
4.10% 6/15/42	100,000	107,210
4.35% 5/15/44	50,000	54,292
4.45% 6/15/49	100,000	111,953
Union Electric
2.95% 6/15/27	100,000	102,678
3.50% 4/15/24	100,000	98,417
3.50% 3/15/29	100,000	106,259
3.65% 4/15/45	100,000	97,397
3.90% 9/15/42	100,000	108,308
4.00% 4/1/48	100,000	111,521
8.45% 3/15/39	80,000	129,854
Virginia Electric & Power
2.75% 3/15/23	200,000	201,425
2.95% 11/15/26	100,000	103,016
3.15% 1/15/26	70,000	72,804
3.30% 12/1/49	100,000	100,002
3.50% 3/15/27	150,000	157,063
3.80% 4/1/28	100,000	105,984
3.80% 9/15/47	100,000	106,894
4.00% 11/15/46	45,000	48,521
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power (continued)
4.45% 2/15/44	325,000	$ 370,766
4.60% 12/1/48	115,000	130,707
4.65% 8/15/43	150,000	174,861
6.00% 5/15/37	25,000	32,460
6.35% 11/30/37	100,000	134,056
8.88% 11/15/38	100,000	159,067
WEC Energy Group
3.10% 3/8/22	45,000	45,526
3.38% 6/15/21	65,000	65,263
3.55% 6/15/25	50,000	50,879
Westar Energy
2.55% 7/1/26	50,000	51,885
4.10% 4/1/43	300,000	335,100
4.25% 12/1/45	50,000	55,744
Wisconsin Electric Power
2.05% 12/15/24	50,000	50,295
2.95% 9/15/21	100,000	100,621
4.30% 10/15/48	45,000	50,157
Wisconsin Public Service 4.75% 11/1/44	200,000	236,705
Xcel Energy
2.40% 3/15/21	100,000	99,929
2.60% 3/15/22	100,000	100,021
3.30% 6/1/25	100,000	101,433
3.35% 12/1/26	100,000	98,768
6.50% 7/1/36	100,000	130,648
		50,351,949
Electrical Components & Equipment–0.01%
Emerson Electric
2.63% 12/1/21	100,000	102,158
3.15% 6/1/25	150,000	152,934
5.25% 11/15/39	50,000	59,766
		314,858
Electronics–0.19%
Agilent Technologies 3.88% 7/15/23	150,000	154,730
Allegion 3.50% 10/1/29	50,000	48,487
Allegion US Holding
3.20% 10/1/24	150,000	142,460
3.55% 10/1/27	150,000	148,720
Amphenol
2.80% 2/15/30	200,000	182,092
3.20% 4/1/24	100,000	101,206
4.35% 6/1/29	75,000	83,592
Arrow Electronics
3.50% 4/1/22	100,000	99,401
3.88% 1/12/28	200,000	191,755
Avnet
3.75% 12/1/21	50,000	50,957
4.63% 4/15/26	50,000	49,813
4.88% 12/1/22	100,000	104,130

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Flex
4.75% 6/15/25	125,000	$ 125,627
4.88% 6/15/29	75,000	71,198
FLIR Systems 3.13% 6/15/21	50,000	50,052
Fortive
2.35% 6/15/21	100,000	97,211
3.15% 6/15/26	150,000	150,313
4.30% 6/15/46	50,000	50,738
Honeywell International
1.85% 11/1/21	200,000	200,065
2.15% 8/8/22	45,000	45,225
2.30% 8/15/24	100,000	99,309
2.50% 11/1/26	200,000	202,881
2.70% 8/15/29	60,000	61,144
3.35% 12/1/23	200,000	211,316
3.81% 11/21/47	315,000	346,799
4.25% 3/1/21	50,000	50,998
Hubbell 3.35% 3/1/26	150,000	159,161
Jabil
3.60% 1/15/30	50,000	44,471
3.95% 1/12/28	110,000	105,659
Keysight Technologies
4.55% 10/30/24	250,000	261,099
4.60% 4/6/27	60,000	61,554
PerkinElmer 3.30% 9/15/29	95,000	89,801
Roper Technologies
2.80% 12/15/21	50,000	50,045
3.65% 9/15/23	150,000	154,211
3.80% 12/15/26	55,000	56,550
3.85% 12/15/25	100,000	113,202
4.20% 9/15/28	95,000	102,284
Tech Data
3.70% 2/15/22	100,000	98,986
4.95% 2/15/27	100,000	101,024
Trimble
4.15% 6/15/23	100,000	101,176
4.75% 12/1/24	100,000	105,084
4.90% 6/15/28	100,000	107,710
Tyco Electronics Group
3.50% 2/3/22	150,000	152,112
3.70% 2/15/26	100,000	101,740
		5,086,088
Engineering & Construction–0.01%
Fluor
3.50% 12/15/24	100,000	69,393
4.25% 9/15/28	150,000	101,198
		170,591
Environmental Control–0.08%
Republic Services
2.90% 7/1/26	110,000	111,186
3.20% 3/15/25	250,000	257,056
3.38% 11/15/27	60,000	60,964
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Republic Services (continued)
3.95% 5/15/28	150,000	$ 162,326
4.75% 5/15/23	100,000	105,680
5.25% 11/15/21	100,000	105,829
Waste Connections 3.50% 5/1/29	150,000	151,923
Waste Management
2.40% 5/15/23	100,000	98,329
2.95% 6/15/24	30,000	30,504
3.13% 3/1/25	100,000	103,714
3.15% 11/15/27	100,000	103,308
3.45% 6/15/29	75,000	80,259
3.50% 5/15/24	250,000	259,719
3.90% 3/1/35	250,000	285,660
4.00% 7/15/39	70,000	76,045
4.10% 3/1/45	55,000	61,009
4.15% 7/15/49	95,000	109,249
		2,162,760
Food–0.31%
Campbell Soup
2.50% 8/2/22	61,000	60,748
3.65% 3/15/23	58,000	59,076
3.95% 3/15/25	150,000	158,354
4.15% 3/15/28	200,000	215,862
4.80% 3/15/48	65,000	78,273
Conagra Brands
3.20% 1/25/23	196,000	193,467
3.80% 10/22/21	60,000	60,468
4.30% 5/1/24	75,000	77,871
4.60% 11/1/25	70,000	74,115
4.85% 11/1/28	165,000	176,831
5.30% 11/1/38	50,000	54,419
5.40% 11/1/48	105,000	118,276
8.25% 9/15/30	100,000	128,218
Flowers Foods 3.50% 10/1/26	105,000	113,629
General Mills
3.15% 12/15/21	200,000	202,555
3.20% 4/16/21	25,000	25,236
3.20% 2/10/27	150,000	157,947
3.65% 2/15/24	111,000	114,816
3.70% 10/17/23	75,000	76,337
4.00% 4/17/25	100,000	107,760
4.20% 4/17/28	75,000	82,848
4.55% 4/17/38	50,000	53,083
4.70% 4/17/48	60,000	70,469
5.40% 6/15/40	45,000	55,259
Hershey
2.05% 11/15/24	50,000	49,802
2.30% 8/15/26	100,000	101,127
2.45% 11/15/29	50,000	49,510
3.13% 11/15/49	50,000	46,903
3.38% 5/15/23	100,000	103,089
Ingredion 3.20% 10/1/26	100,000	107,209

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JM Smucker
3.00% 3/15/22	150,000	$ 152,316
3.38% 12/15/27	100,000	100,413
3.50% 3/15/25	150,000	153,779
4.25% 3/15/35	100,000	102,805
4.38% 3/15/45	50,000	49,724
Kellogg
2.65% 12/1/23	167,000	168,149
3.13% 5/17/22	150,000	148,866
3.25% 4/1/26	95,000	98,016
3.40% 11/15/27	200,000	206,529
4.30% 5/15/28	150,000	162,245
4.50% 4/1/46	100,000	111,903
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	185,097
Kroger
3.40% 4/15/22	50,000	51,175
3.50% 2/1/26	100,000	105,588
4.45% 2/1/47	500,000	549,786
5.00% 4/15/42	100,000	115,165
6.90% 4/15/38	100,000	134,656
7.50% 4/1/31	250,000	352,790
McCormick & Co.
2.70% 8/15/22	150,000	150,388
3.15% 8/15/24	100,000	99,301
3.40% 8/15/27	150,000	153,996
4.20% 8/15/47	20,000	21,854
Mondelez International
3.63% 5/7/23	100,000	104,923
4.13% 5/7/28	100,000	105,089
4.63% 5/7/48	100,000	113,004
Sysco
2.40% 2/15/30	35,000	28,754
2.50% 7/15/21	105,000	105,081
3.25% 7/15/27	200,000	182,426
3.30% 7/15/26	100,000	95,299
3.30% 2/15/50	35,000	25,381
3.55% 3/15/25	100,000	97,401
3.75% 10/1/25	125,000	124,606
4.45% 3/15/48	100,000	85,175
4.50% 4/1/46	75,000	72,086
4.85% 10/1/45	85,000	80,065
Tyson Foods
2.25% 8/23/21	65,000	65,358
3.55% 6/2/27	155,000	160,601
3.95% 8/15/24	240,000	256,991
4.00% 3/1/26	65,000	68,758
4.35% 3/1/29	130,000	142,604
4.55% 6/2/47	105,000	115,257
5.10% 9/28/48	40,000	49,628
		8,426,585
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.09%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	$ 188,000
Domtar 4.40% 4/1/22	100,000	102,321
Fibria Overseas Finance
4.00% 1/14/25	200,000	185,000
5.50% 1/17/27	100,000	96,220
Georgia-Pacific 8.00% 1/15/24	250,000	303,144
International Paper
3.00% 2/15/27	150,000	154,269
4.35% 8/15/48	350,000	338,894
4.80% 6/15/44	200,000	198,425
5.00% 9/15/35	100,000	114,680
5.15% 5/15/46	200,000	207,260
6.00% 11/15/41	135,000	173,741
7.30% 11/15/39	100,000	128,384
7.50% 8/15/21	54,000	53,883
Suzano Austria GmbH 6.00% 1/15/29	200,000	186,500
		2,430,721
Gas–0.13%
Atmos Energy
2.63% 9/15/29	100,000	99,119
3.00% 6/15/27	65,000	66,559
3.38% 9/15/49	55,000	55,780
4.13% 10/15/44	150,000	162,970
4.13% 3/15/49	155,000	176,984
CenterPoint Energy Resources
3.55% 4/1/23	100,000	101,532
4.00% 4/1/28	100,000	101,342
4.10% 9/1/47	45,000	46,718
5.85% 1/15/41	115,000	138,341
Dominion Energy Gas Holdings
3.60% 12/15/24	25,000	25,746
4.60% 12/15/44	200,000	198,297
4.80% 11/1/43	94,000	94,710
National Fuel Gas
3.75% 3/1/23	156,000	147,101
3.95% 9/15/27	200,000	164,261
NiSource
2.65% 11/17/22	165,000	166,445
2.95% 9/1/29	100,000	94,989
3.49% 5/15/27	100,000	101,178
3.95% 3/30/48	150,000	152,530
4.38% 5/15/47	100,000	101,414
4.80% 2/15/44	100,000	101,011
5.25% 2/15/43	59,000	63,692
ONE Gas
3.61% 2/1/24	100,000	100,930
4.66% 2/1/44	50,000	59,347
Piedmont Natural Gas
3.50% 6/1/29	100,000	102,206
3.64% 11/1/46	50,000	47,704
4.65% 8/1/43	50,000	53,750

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern California Gas
3.15% 9/15/24	100,000	$ 103,127
3.95% 2/15/50	50,000	55,031
4.13% 6/1/48	100,000	107,186
Southern Gas Capital
4.40% 6/1/43	100,000	103,797
4.40% 5/30/47	200,000	198,223
5.88% 3/15/41	70,000	79,354
Southwest Gas 3.70% 4/1/28	100,000	104,621
Washington Gas Light 3.80% 9/15/46	70,000	63,190
		3,539,185
Hand Machine Tools–0.02%
Snap-on 4.10% 3/1/48	85,000	94,018
Stanley Black & Decker
2.90% 11/1/22	150,000	149,992
3.40% 3/1/26	145,000	151,134
5.20% 9/1/40	100,000	114,281
		509,425
Health Care Products–0.27%
Abbott Laboratories
3.40% 11/30/23	210,000	220,626
3.75% 11/30/26	340,000	379,560
3.88% 9/15/25	120,000	129,575
4.90% 11/30/46	400,000	546,614
5.30% 5/27/40	250,000	329,347
6.00% 4/1/39	50,000	67,062
6.15% 11/30/37	50,000	71,662
Baxter International
1.70% 8/15/21	100,000	99,674
2.60% 8/15/26	150,000	147,283
3.50% 8/15/46	100,000	92,113
Boston Scientific
3.45% 3/1/24	75,000	76,965
3.75% 3/1/26	100,000	104,892
3.85% 5/15/25	51,000	53,388
4.00% 3/1/29	140,000	148,173
4.55% 3/1/39	100,000	109,934
4.70% 3/1/49	105,000	120,063
7.38% 1/15/40	201,000	290,055
Covidien International Finance 3.20% 6/15/22	150,000	155,072
Danaher
3.35% 9/15/25	125,000	130,684
4.38% 9/15/45	115,000	124,743
DH Europe Finance II Sarl
2.05% 11/15/22	100,000	98,068
2.60% 11/15/29	65,000	63,200
3.25% 11/15/39	100,000	97,517
Koninklijke Philips
5.00% 3/15/42	100,000	119,672
6.88% 3/11/38	50,000	70,490
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Medtronic
3.50% 3/15/25	556,000	$ 598,874
4.38% 3/15/35	108,000	134,491
4.63% 3/15/45	479,000	633,532
Stryker
2.63% 3/15/21	150,000	150,207
3.38% 5/15/24	150,000	156,629
3.38% 11/1/25	100,000	105,766
3.50% 3/15/26	75,000	78,225
3.65% 3/7/28	200,000	213,084
4.38% 5/15/44	100,000	104,470
4.63% 3/15/46	95,000	111,966
Thermo Fisher Scientific
3.00% 4/15/23	105,000	107,701
3.20% 8/15/27	100,000	102,412
4.10% 8/15/47	100,000	104,028
4.15% 2/1/24	200,000	214,494
5.30% 2/1/44	200,000	246,430
Zimmer Biomet Holdings
3.15% 4/1/22	250,000	249,973
3.55% 4/1/25	180,000	181,210
3.70% 3/19/23	75,000	76,852
		7,416,776
Health Care Services–0.60%
Advocate Health & Hospitals
3.39% 10/15/49	100,000	103,870
3.83% 8/15/28	35,000	38,440
4.27% 8/15/48	30,000	36,305
Aetna
2.75% 11/15/22	550,000	553,303
2.80% 6/15/23	135,000	135,833
3.88% 8/15/47	145,000	148,393
6.63% 6/15/36	100,000	127,148
6.75% 12/15/37	100,000	133,277
AHS Hospital 5.02% 7/1/45	50,000	63,527
Anthem
2.95% 12/1/22	200,000	204,227
3.13% 5/15/22	250,000	254,282
3.35% 12/1/24	150,000	152,750
3.50% 8/15/24	250,000	256,549
4.10% 3/1/28	350,000	376,801
4.38% 12/1/47	125,000	134,555
4.55% 3/1/48	350,000	396,081
4.63% 5/15/42	100,000	111,228
4.65% 1/15/43	125,000	140,989
4.65% 8/15/44	100,000	110,843
Ascension Health
3.11% 11/15/39	45,000	45,775
3.95% 11/15/46	185,000	214,849
Baylor Scott & White Holdings
3.97% 11/15/46	50,000	58,162
4.19% 11/15/45	95,000	113,726

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Children's Hospital 4.12% 1/1/47	65,000	$ 79,809
Children's Hospital Medical Center 4.27% 5/15/44	50,000	58,772
City of Hope 4.38% 8/15/48	75,000	89,698
CommonSpirit Health
2.76% 10/1/24	30,000	29,969
3.35% 10/1/29	40,000	37,627
3.82% 10/1/49	40,000	41,283
4.19% 10/1/49	70,000	65,841
4.35% 11/1/42	400,000	392,019
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	110,182
Duke University Health System 3.92% 6/1/47	75,000	85,311
Hackensack Meridian Health 4.50% 7/1/57	100,000	121,775
HCA
4.13% 6/15/29	85,000	85,607
4.50% 2/15/27	160,000	164,695
4.75% 5/1/23	165,000	169,029
5.00% 3/15/24	265,000	274,417
5.13% 6/15/39	50,000	51,642
5.25% 4/15/25	185,000	194,056
5.25% 6/15/26	200,000	209,794
5.25% 6/15/49	200,000	213,493
5.50% 6/15/47	200,000	217,806
Humana
2.90% 12/15/22	100,000	99,483
3.15% 12/1/22	100,000	99,765
4.63% 12/1/42	175,000	192,290
4.95% 10/1/44	300,000	340,938
Indiana University Health 3.97% 11/1/48	55,000	62,395
Johns Hopkins Health System 3.84% 5/15/46	70,000	81,338
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	128,636
3.27% 11/1/49	135,000	134,457
3.50% 4/1/22	50,000	51,345
4.15% 5/1/47	105,000	122,049
Laboratory Corp of America Holdings
3.25% 9/1/24	100,000	102,610
3.60% 9/1/27	100,000	104,026
4.70% 2/1/45	500,000	568,441
Mayo Clinic 4.13% 11/15/52	100,000	119,107
McLaren Health Care 4.39% 5/15/48	65,000	75,989
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	153,394
Mercy Health 4.30% 7/1/28	25,000	29,207
Montefiore Obligated Group 5.25% 11/1/48	70,000	72,352
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	$ 104,760
New York and Presbyterian Hospital
3.95% 8/1/19	35,000	35,143
4.02% 8/1/45	75,000	86,644
4.06% 8/1/56	50,000	59,718
Northwell Healthcare
3.98% 11/1/46	250,000	257,906
4.26% 11/1/47	150,000	160,419
NYU Langone Hospitals
3.38% 7/1/55	100,000	92,965
4.37% 7/1/47	100,000	106,823
Orlando Health Obligated Group 4.09% 10/1/48	45,000	47,852
Partners Healthcare System
3.19% 7/1/49	50,000	49,854
3.34% 7/1/60	65,000	63,561
3.77% 7/1/48	40,000	44,094
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	106,770
3.74% 10/1/47	100,000	106,511
Quest Diagnostics
3.45% 6/1/26	55,000	56,503
3.50% 3/30/25	300,000	306,968
4.20% 6/30/29	100,000	109,005
RWJ Barnabas Health
3.48% 7/1/49	100,000	101,187
3.95% 7/1/46	50,000	55,463
Spectrum Health System Obligated Group 3.49% 7/15/49	50,000	51,592
SSM Health Care
3.69% 6/1/23	90,000	91,406
3.82% 6/1/27	71,000	73,758
Stanford Health Care 3.80% 11/15/48	30,000	32,825
Texas Health Resources 4.33% 11/15/55	30,000	34,627
Trinity Health 4.13% 12/1/45	25,000	29,220
UnitedHealth Group
2.13% 3/15/21	200,000	200,185
2.38% 10/15/22	200,000	203,155
2.38% 8/15/24	70,000	71,766
2.75% 2/15/23	107,000	109,827
2.88% 12/15/21	400,000	408,330
2.88% 3/15/23	250,000	259,552
2.88% 8/15/29	155,000	163,351
2.95% 10/15/27	250,000	262,114
3.15% 6/15/21	100,000	101,626
3.38% 4/15/27	150,000	160,419
3.45% 1/15/27	100,000	107,707
3.50% 6/15/23	100,000	105,335
3.50% 2/15/24	40,000	42,563
3.50% 8/15/39	115,000	123,680

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
3.70% 12/15/25	40,000	$ 43,255
3.70% 8/15/49	135,000	150,227
3.75% 7/15/25	500,000	542,381
3.75% 10/15/47	200,000	223,606
3.85% 6/15/28	200,000	222,996
3.88% 12/15/28	50,000	56,326
3.88% 8/15/59	150,000	163,392
4.20% 1/15/47	55,000	65,194
4.25% 3/15/43	100,000	117,891
4.25% 6/15/48	150,000	177,647
4.38% 3/15/42	100,000	119,624
4.63% 11/15/41	200,000	246,889
6.50% 6/15/37	150,000	207,234
6.63% 11/15/37	100,000	139,905
6.88% 2/15/38	100,000	147,249
		16,350,560
Home Builders–0.01%
DR Horton 2.50% 10/15/24	200,000	186,855
		186,855
Home Furnishings–0.01%
Leggett & Platt
3.40% 8/15/22	50,000	52,035
3.50% 11/15/27	100,000	96,774
Whirlpool
4.50% 6/1/46	70,000	66,840
4.70% 6/1/22	100,000	104,998
4.75% 2/26/29	60,000	61,938
		382,585
Household Products Wares–0.06%
Avery Dennison 4.88% 12/6/28	100,000	114,299
Church & Dwight
2.45% 8/1/22	100,000	98,628
3.15% 8/1/27	100,000	100,712
3.95% 8/1/47	100,000	90,589
Clorox
3.10% 10/1/27	150,000	156,411
3.50% 12/15/24	150,000	162,321
3.90% 5/15/28	100,000	110,133
Kimberly-Clark
2.88% 2/7/50	45,000	43,677
3.05% 8/15/25	50,000	53,534
3.20% 7/30/46	50,000	46,527
3.90% 5/4/47	100,000	110,869
5.30% 3/1/41	200,000	276,882
6.63% 8/1/37	100,000	146,182
		1,510,764
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.83%
Aflac
4.00% 10/15/46	300,000	$ 279,253
4.75% 1/15/49	100,000	110,548
Alleghany
4.90% 9/15/44	95,000	102,648
4.95% 6/27/22	100,000	105,175
Allied World Assurance Holdings 4.35% 10/29/25	100,000	102,113
Allstate
3.28% 12/15/26	150,000	155,599
4.20% 12/15/46	150,000	166,394
4.50% 6/15/43	100,000	119,383
5.55% 5/9/35	150,000	187,195
μ5.75% 8/15/53	225,000	202,500
American Financial Group
3.50% 8/15/26	65,000	61,872
4.50% 6/15/47	150,000	149,637
American International Group
3.30% 3/1/21	85,000	85,063
3.75% 7/10/25	70,000	70,078
3.90% 4/1/26	600,000	625,151
4.20% 4/1/28	100,000	104,940
4.50% 7/16/44	200,000	204,430
4.70% 7/10/35	100,000	103,897
4.75% 4/1/48	200,000	211,340
4.80% 7/10/45	100,000	106,368
4.88% 6/1/22	500,000	516,921
Aon
2.80% 3/15/21	150,000	150,063
3.50% 6/14/24	100,000	104,432
3.75% 5/2/29	100,000	105,490
3.88% 12/15/25	100,000	105,922
4.00% 11/27/23	150,000	157,594
4.75% 5/15/45	100,000	119,294
Arch Capital Finance
4.01% 12/15/26	100,000	101,040
5.03% 12/15/46	100,000	116,599
Arch Capital Group 5.14% 11/1/43	105,000	129,459
Aspen Insurance Holdings 4.65% 11/15/23	100,000	97,386
Assurant
4.20% 9/27/23	100,000	106,229
4.90% 3/27/28	100,000	113,172
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	95,497
Athene Holding 4.13% 1/12/28	150,000	135,555
AXA 8.60% 12/15/30	200,000	266,020
AXIS Specialty Finance 3.90% 7/15/29	100,000	103,615
Berkshire Hathaway
2.20% 3/15/21	145,000	146,007
3.00% 2/11/23	100,000	104,856

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway (continued)
3.13% 3/15/26	515,000	$ 551,794
3.40% 1/31/22	300,000	314,737
3.75% 8/15/21	300,000	310,010
4.50% 2/11/43	250,000	308,775
Berkshire Hathaway Finance
3.00% 5/15/22	100,000	104,401
4.25% 1/15/49	100,000	123,151
4.30% 5/15/43	100,000	119,107
4.40% 5/15/42	100,000	121,350
5.75% 1/15/40	100,000	136,584
Brighthouse Financial
3.70% 6/22/27	250,000	216,929
4.70% 6/22/47	200,000	160,372
Brown & Brown 4.50% 3/15/29	100,000	107,770
Chubb
6.00% 5/11/37	100,000	137,371
6.50% 5/15/38	200,000	296,339
Chubb INA Holdings
2.70% 3/13/23	100,000	102,657
3.35% 5/15/24	300,000	315,094
3.35% 5/3/26	95,000	100,609
4.15% 3/13/43	100,000	109,254
Cincinnati Financial 6.92% 5/15/28	100,000	135,852
CNA Financial
3.90% 5/1/29	40,000	39,906
3.95% 5/15/24	125,000	129,854
4.50% 3/1/26	100,000	104,252
5.75% 8/15/21	30,000	30,740
Enstar Group 4.50% 3/10/22	50,000	49,861
Everest Reinsurance Holdings 4.87% 6/1/44	100,000	109,266
Fidelity National Financial 4.50% 8/15/28	150,000	172,195
First American Financial 4.60% 11/15/24	100,000	111,763
Hanover Insurance Group 4.50% 4/15/26	100,000	104,464
Hartford Financial Services Group
2.80% 8/19/29	70,000	68,144
3.60% 8/19/49	55,000	51,604
4.30% 4/15/43	43,000	44,631
4.40% 3/15/48	100,000	105,449
6.10% 10/1/41	50,000	62,443
Kemper 4.35% 2/15/25	70,000	71,705
✱Lincoln National 4.00% 9/1/23	500,000	500,089
Loews
4.13% 5/15/43	200,000	194,749
6.00% 2/1/35	100,000	140,386
Manulife Financial
μ4.06% 2/24/32	250,000	241,095
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Manulife Financial (continued)
4.15% 3/4/26	100,000	$ 102,525
5.38% 3/4/46	100,000	119,585
Markel
5.00% 4/5/46	250,000	277,981
5.00% 5/20/49	65,000	70,591
Marsh & McLennan
2.75% 1/30/22	60,000	60,743
3.30% 3/14/23	100,000	102,589
3.50% 3/10/25	150,000	155,459
3.75% 3/14/26	75,000	79,689
3.88% 3/15/24	100,000	104,730
4.20% 3/1/48	100,000	110,876
4.35% 1/30/47	45,000	46,761
4.38% 3/15/29	195,000	216,612
4.75% 3/15/39	55,000	64,795
4.80% 7/15/21	100,000	103,261
4.90% 3/15/49	90,000	115,088
Mercury General 4.40% 3/15/27	50,000	54,224
MetLife
3.00% 3/1/25	150,000	147,678
4.05% 3/1/45	150,000	157,036
4.37% 9/15/23	367,000	386,629
4.60% 5/13/46	200,000	220,394
5.70% 6/15/35	50,000	57,259
5.88% 2/6/41	100,000	127,809
6.38% 6/15/34	100,000	129,895
6.40% 12/15/36	100,000	104,360
6.50% 12/15/32	100,000	129,573
10.75% 8/1/39	150,000	208,500
Old Republic International 4.88% 10/1/24	100,000	105,622
Primerica 4.75% 7/15/22	100,000	103,293
Principal Financial Group
3.10% 11/15/26	300,000	304,651
3.40% 5/15/25	100,000	100,522
3.70% 5/15/29	50,000	51,645
Progressive
3.75% 8/23/21	100,000	102,130
4.13% 4/15/47	200,000	235,112
4.20% 3/15/48	150,000	168,949
4.35% 4/25/44	250,000	279,785
Prudential Financial
3.70% 3/13/51	250,000	234,274
3.88% 3/27/28	100,000	103,966
3.91% 12/7/47	163,000	157,623
3.94% 12/7/49	302,000	296,481
4.35% 2/25/50	250,000	256,886
4.42% 3/27/48	100,000	102,955
μ4.50% 9/15/47	215,000	167,700
μ5.20% 3/15/44	100,000	87,651
5.70% 12/14/36	350,000	408,610
6.63% 6/21/40	200,000	247,016

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Reinsurance Group of America
3.95% 9/15/26	30,000	$ 31,488
4.70% 9/15/23	150,000	165,130
RenaissanceRe Finance 3.45% 7/1/27	130,000	135,589
Renaissancere Holdings 3.60% 4/15/29	100,000	98,246
Sompo International Holdings 4.70% 10/15/22	100,000	104,507
Swiss Re America Holding 7.00% 2/15/26	100,000	130,905
Transatlantic Holdings 8.00% 11/30/39	100,000	148,107
Travelers
3.75% 5/15/46	50,000	55,372
4.00% 5/30/47	80,000	90,158
4.05% 3/7/48	200,000	228,457
4.10% 3/4/49	100,000	117,643
4.60% 8/1/43	250,000	300,067
6.25% 6/15/37	100,000	141,173
6.75% 6/20/36	100,000	140,426
Trinity Acquisition 4.40% 3/15/26	100,000	104,196
Unum Group
4.00% 6/15/29	145,000	139,244
5.75% 8/15/42	50,000	48,677
Voya Financial
3.65% 6/15/26	100,000	100,172
4.80% 6/15/46	60,000	63,369
5.70% 7/15/43	100,000	116,256
Willis North America
2.95% 9/15/29	65,000	61,786
3.60% 5/15/24	100,000	103,210
3.88% 9/15/49	70,000	72,089
4.50% 9/15/28	150,000	164,680
5.05% 9/15/48	150,000	184,823
XLIT 5.25% 12/15/43	200,000	226,280
		22,375,050
Internet–0.30%
Alibaba Group Holding
3.40% 12/6/27	210,000	220,328
3.60% 11/28/24	633,000	668,071
4.00% 12/6/37	100,000	113,113
4.20% 12/6/47	400,000	488,381
4.40% 12/6/57	200,000	265,803
Alphabet
2.00% 8/15/26	250,000	264,002
3.38% 2/25/24	200,000	219,970
3.63% 5/19/21	100,000	102,910
Amazon.com
2.40% 2/22/23	595,000	618,801
2.80% 8/22/24	75,000	79,573
3.15% 8/22/27	500,000	547,643
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com (continued)
3.80% 12/5/24	500,000	$ 554,275
3.88% 8/22/37	115,000	137,829
4.05% 8/22/47	635,000	810,596
4.25% 8/22/57	205,000	283,434
5.20% 12/3/25	100,000	119,720
Baidu
3.50% 11/28/22	200,000	203,121
3.88% 9/29/23	200,000	206,715
4.13% 6/30/25	200,000	211,961
4.38% 3/29/28	200,000	218,651
Booking Holdings
2.75% 3/15/23	150,000	147,091
3.55% 3/15/28	150,000	152,107
3.60% 6/1/26	200,000	200,177
eBay
2.60% 7/15/22	250,000	250,637
2.88% 8/1/21	350,000	346,756
3.80% 3/9/22	150,000	152,134
Expedia Group
3.25% 2/15/30	35,000	28,531
3.80% 2/15/28	100,000	86,518
4.50% 8/15/24	200,000	183,633
JD.com 3.88% 4/29/26	200,000	195,327
		8,077,808
Investment Company Security–0.03%
Ares Capital
3.25% 7/15/25	100,000	79,380
3.50% 2/10/23	150,000	133,069
3.63% 1/19/22	150,000	139,711
4.20% 6/10/24	60,000	53,195
4.25% 3/1/25	100,000	86,784
FS KKR Capital 4.13% 2/1/25	150,000	121,999
Owl Rock Capital
3.75% 7/22/25	100,000	82,967
5.25% 4/15/24	60,000	58,206
		755,311
Iron & Steel–0.08%
ArcelorMittal
3.60% 7/16/24	100,000	91,162
4.25% 7/16/29	100,000	89,503
4.55% 3/11/26	100,000	89,754
6.13% 6/1/25	80,000	79,206
7.00% 10/15/39	115,000	114,214
Nucor
3.95% 5/1/28	100,000	98,516
4.00% 8/1/23	139,000	138,523
4.13% 9/15/22	100,000	100,188
4.40% 5/1/48	100,000	110,799
5.20% 8/1/43	100,000	115,352
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	148,494

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Steel Dynamics
2.80% 12/15/24	50,000	$ 46,585
3.45% 4/15/30	75,000	67,949
Vale Overseas
6.25% 8/10/26	300,000	324,006
6.88% 11/21/36	350,000	388,678
6.88% 11/10/39	170,000	187,427
		2,190,356
Leisure Time–0.01%
Harley-Davidson
3.50% 7/28/25	50,000	46,859
4.63% 7/28/45	50,000	46,557
Royal Caribbean Cruises 3.70% 3/15/28	90,000	56,683
		150,099
Lodging–0.06%
Choice Hotels International 3.70% 12/1/29	100,000	80,000
Hyatt Hotels
4.38% 9/15/28	100,000	91,366
4.85% 3/15/26	50,000	49,427
Las Vegas Sands
2.90% 6/25/25	155,000	138,782
3.20% 8/8/24	90,000	81,037
3.50% 8/18/26	70,000	64,042
3.90% 8/8/29	105,000	90,833
Marriott International
2.13% 10/3/22	165,000	148,464
2.30% 1/15/22	100,000	93,831
2.88% 3/1/21	100,000	93,605
3.13% 6/15/26	100,000	91,834
3.60% 4/15/24	75,000	69,734
3.75% 10/1/25	50,000	46,577
4.00% 4/15/28	100,000	92,528
Sands China
4.60% 8/8/23	200,000	204,498
5.40% 8/8/28	200,000	187,402
		1,623,960
Machinery Construction & Mining–0.13%
ABB Finance USA
2.88% 5/8/22	250,000	251,961
3.38% 4/3/23	100,000	103,954
3.80% 4/3/28	100,000	106,398
4.38% 5/8/42	187,000	190,761
Caterpillar
2.60% 6/26/22	50,000	50,532
2.60% 9/19/29	150,000	147,897
3.80% 8/15/42	168,000	184,228
3.90% 5/27/21	150,000	153,527
4.75% 5/15/64	250,000	282,030
6.05% 8/15/36	200,000	258,213
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar Financial Services
1.70% 8/9/21	250,000	$ 249,521
1.90% 9/6/22	115,000	114,523
1.95% 11/18/22	150,000	149,694
2.15% 11/8/24	150,000	150,228
2.40% 8/9/26	100,000	97,315
2.55% 11/29/22	200,000	202,419
2.85% 5/17/24	150,000	153,032
2.90% 3/15/21	150,000	151,235
3.15% 9/7/21	80,000	81,410
3.25% 12/1/24	150,000	155,056
3.65% 12/7/23	100,000	105,936
Oshkosh 4.60% 5/15/28	100,000	96,860
		3,436,730
Machinery Diversified–0.17%
CNH Industrial 3.85% 11/15/27	105,000	101,203
CNH Industrial Capital
3.88% 10/15/21	60,000	59,676
4.20% 1/15/24	100,000	97,699
4.38% 4/5/22	75,000	73,675
4.88% 4/1/21	75,000	73,303
Crane
4.20% 3/15/48	100,000	95,625
4.45% 12/15/23	100,000	110,329
Deere & Co.
2.60% 6/8/22	100,000	101,091
2.88% 9/7/49	65,000	60,666
3.90% 6/9/42	150,000	164,957
5.38% 10/16/29	100,000	120,629
Dover
2.95% 11/4/29	20,000	19,948
5.38% 3/1/41	100,000	121,681
Flowserve 4.00% 11/15/23	64,000	63,972
John Deere Capital
2.05% 1/9/25	100,000	99,850
2.15% 9/8/22	150,000	147,123
2.45% 1/9/30	85,000	85,909
2.60% 3/7/24	165,000	171,967
2.65% 1/6/22	250,000	252,384
2.65% 6/24/24	115,000	113,220
2.65% 6/10/26	100,000	100,625
2.70% 1/6/23	100,000	101,099
2.80% 3/6/23	200,000	204,946
2.80% 9/8/27	100,000	98,732
2.80% 7/18/29	50,000	48,644
2.95% 4/1/22	115,000	117,438
3.05% 1/6/28	100,000	103,549
3.13% 9/10/21	135,000	137,111
3.45% 1/10/24	100,000	105,458
3.45% 3/13/25	250,000	256,248
3.45% 3/7/29	120,000	128,203

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Nvent Finance
3.95% 4/15/23	100,000	$ 103,936
4.55% 4/15/28	100,000	111,533
Otis Worldwide
2.06% 4/5/25	105,000	102,639
2.29% 4/5/27	90,000	86,112
2.57% 2/15/30	105,000	101,696
3.11% 2/15/40	250,000	236,976
3.36% 2/15/50	145,000	141,000
Rockwell Automation
3.50% 3/1/29	85,000	85,125
4.20% 3/1/49	70,000	76,833
Xylem
3.25% 11/1/26	55,000	58,221
4.38% 11/1/46	50,000	53,436
		4,694,467
Media–0.94%
CBS 7.88% 7/30/30	200,000	246,549
Charter Communications Operating
3.75% 2/15/28	100,000	100,552
4.20% 3/15/28	150,000	153,969
4.46% 7/23/22	500,000	516,452
4.50% 2/1/24	200,000	206,101
4.80% 3/1/50	195,000	203,176
4.91% 7/23/25	450,000	484,776
5.05% 3/30/29	100,000	108,556
5.13% 7/1/49	200,000	212,743
5.38% 4/1/38	250,000	269,816
5.38% 5/1/47	275,000	297,162
5.75% 4/1/48	225,000	255,427
6.38% 10/23/35	190,000	225,832
6.48% 10/23/45	565,000	690,772
Comcast
1.63% 1/15/22	150,000	150,354
2.35% 1/15/27	105,000	104,605
2.65% 2/1/30	100,000	102,998
2.75% 3/1/23	300,000	308,442
3.13% 7/15/22	100,000	103,101
3.15% 3/1/26	350,000	367,175
3.15% 2/15/28	150,000	156,944
3.20% 7/15/36	150,000	158,354
3.25% 11/1/39	150,000	158,299
3.30% 2/1/27	250,000	265,058
3.38% 2/15/25	425,000	453,234
3.38% 8/15/25	65,000	69,030
3.40% 7/15/46	110,000	119,030
3.45% 2/1/50	110,000	120,703
3.55% 5/1/28	150,000	162,743
3.70% 4/15/24	195,000	209,295
3.90% 3/1/38	150,000	168,621
3.95% 10/15/25	300,000	330,299
3.97% 11/1/47	362,000	418,385
4.00% 8/15/47	150,000	175,290
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
4.00% 3/1/48	150,000	$ 173,002
4.00% 11/1/49	79,000	93,321
4.05% 11/1/52	258,000	307,491
4.15% 10/15/28	385,000	438,299
4.20% 8/15/34	83,000	94,634
4.25% 10/15/30	165,000	193,453
4.25% 1/15/33	200,000	235,604
4.40% 8/15/35	192,000	232,560
4.60% 10/15/38	195,000	242,948
4.60% 8/15/45	77,000	98,244
4.65% 7/15/42	24,000	30,513
4.70% 10/15/48	190,000	245,644
4.75% 3/1/44	350,000	442,356
4.95% 10/15/58	190,000	262,401
6.40% 5/15/38	57,000	83,140
6.50% 11/15/35	200,000	291,943
7.05% 3/15/33	500,000	708,867
Discovery Communications
2.95% 3/20/23	125,000	124,735
3.30% 5/15/22	150,000	150,884
3.50% 6/15/22	100,000	101,776
3.80% 3/13/24	100,000	99,398
3.90% 11/15/24	150,000	151,679
3.95% 6/15/25	100,000	97,608
3.95% 3/20/28	200,000	194,518
4.13% 5/15/29	70,000	67,843
4.38% 6/15/21	100,000	102,252
4.88% 4/1/43	100,000	96,800
4.90% 3/11/26	100,000	101,700
5.20% 9/20/47	215,000	219,745
5.30% 5/15/49	65,000	65,841
6.35% 6/1/40	150,000	173,569
Fox 3.67% 1/25/22	50,000	51,065
FOX
4.03% 1/25/24	100,000	103,895
4.71% 1/25/29	705,000	773,379
5.48% 1/25/39	75,000	86,998
5.58% 1/25/49	90,000	107,773
Grupo Televisa
4.63% 1/30/26	200,000	208,994
6.63% 1/15/40	100,000	117,125
8.50% 3/11/32	200,000	272,680
NBCUniversal Media
2.88% 1/15/23	575,000	591,659
4.45% 1/15/43	675,000	856,377
5.95% 4/1/41	200,000	276,354
Thomson Reuters
3.35% 5/15/26	55,000	55,040
4.30% 11/23/23	200,000	202,171
Time Warner Cable
4.00% 9/1/21	200,000	200,369
5.50% 9/1/41	100,000	104,565
5.88% 11/15/40	100,000	105,375

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued)
6.55% 5/1/37	200,000	$ 224,565
6.75% 6/15/39	450,000	510,045
7.30% 7/1/38	150,000	184,255
Time Warner Entertainment
8.38% 3/15/23	250,000	274,475
8.38% 7/15/33	200,000	275,346
ViacomCBS
2.50% 2/15/23	250,000	245,645
2.90% 1/15/27	100,000	96,568
3.38% 3/1/22	100,000	99,509
3.38% 2/15/28	145,000	128,801
3.88% 4/1/24	200,000	199,316
4.00% 1/15/26	255,000	262,909
4.38% 3/15/43	477,000	423,202
4.85% 7/1/42	150,000	131,876
4.90% 8/15/44	125,000	118,567
5.85% 9/1/43	150,000	153,847
6.88% 4/30/36	125,000	140,915
Walt Disney
1.65% 9/1/22	70,000	70,444
1.75% 8/30/24	200,000	201,185
1.85% 7/30/26	95,000	94,467
2.00% 9/1/29	735,000	717,009
2.35% 12/1/22	300,000	304,817
2.45% 3/4/22	70,000	70,819
2.75% 9/1/49	180,000	177,749
2.95% 6/15/27	200,000	205,439
3.00% 2/13/26	300,000	317,100
3.00% 7/30/46	50,000	50,447
3.15% 9/17/25	100,000	105,678
3.38% 11/15/26	60,000	63,593
3.70% 10/15/25	40,000	43,621
3.70% 12/1/42	150,000	168,574
3.75% 6/1/21	200,000	204,254
4.13% 12/1/41	100,000	117,623
4.13% 6/1/44	83,000	98,275
4.75% 9/15/44	60,000	75,342
4.75% 11/15/46	50,000	63,957
4.95% 10/15/45	30,000	38,834
6.40% 12/15/35	229,000	320,762
6.65% 11/15/37	175,000	252,390
		25,342,650
Metal Fabricate & Hardware–0.03%
Precision Castparts
2.50% 1/15/23	200,000	201,325
3.25% 6/15/25	100,000	106,337
3.90% 1/15/43	50,000	51,450
4.38% 6/15/45	100,000	111,579
Timken 3.88% 9/1/24	70,000	72,584
Valmont Industries
5.00% 10/1/44	100,000	95,185
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware (continued)
Valmont Industries (continued)
5.25% 10/1/54	100,000	$ 98,353
		736,813
Mining–0.15%
Barrick Gold 5.25% 4/1/42	300,000	354,314
Barrick North America Finance 5.75% 5/1/43	150,000	192,335
Barrick PD Australia Finance 5.95% 10/15/39	100,000	123,239
BHP Billiton Finance USA
4.13% 2/24/42	125,000	149,481
5.00% 9/30/43	500,000	656,972
Kinross Gold 4.50% 7/15/27	400,000	376,484
Newmont Goldcorp
3.70% 3/15/23	27,000	27,126
4.88% 3/15/42	400,000	474,637
6.25% 10/1/39	100,000	128,210
Rio Tinto Alcan 6.13% 12/15/33	150,000	197,759
Rio Tinto Finance USA
3.75% 6/15/25	250,000	262,634
4.13% 8/21/42	150,000	178,326
5.20% 11/2/40	100,000	132,086
7.13% 7/15/28	75,000	98,430
Southern Copper
3.50% 11/8/22	89,000	86,997
5.25% 11/8/42	150,000	153,989
5.88% 4/23/45	69,000	72,857
6.75% 4/16/40	110,000	128,409
7.50% 7/27/35	200,000	236,080
		4,030,365
Miscellaneous Manufacturing–0.27%
3M
1.75% 2/14/23	100,000	100,353
2.00% 6/26/22	400,000	400,710
2.00% 2/14/25	100,000	102,915
2.25% 3/15/23	70,000	72,803
2.38% 8/26/29	150,000	150,711
2.75% 3/1/22	65,000	65,441
2.88% 10/15/27	150,000	159,511
3.00% 8/7/25	100,000	104,997
3.25% 2/14/24	100,000	105,857
3.25% 8/26/49	85,000	86,068
3.38% 3/1/29	100,000	107,001
3.63% 10/15/47	150,000	150,819
3.88% 6/15/44	150,000	150,459
4.00% 9/14/48	65,000	75,087
Carlisle
3.50% 12/1/24	95,000	91,689
3.75% 12/1/27	100,000	103,520
Eaton
2.75% 11/2/22	250,000	252,649

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Eaton (continued)
3.10% 9/15/27	100,000	$ 100,896
3.92% 9/15/47	100,000	105,887
4.15% 11/2/42	150,000	166,299
General Electric
2.70% 10/9/22	400,000	393,435
3.45% 5/15/24	800,000	790,354
4.13% 10/9/42	25,000	23,629
5.88% 1/14/38	272,000	319,093
6.75% 3/15/32	224,000	271,513
6.88% 1/10/39	201,000	250,764
Hillenbrand 4.50% 9/15/26	100,000	101,910
Illinois Tool Works
2.65% 11/15/26	150,000	151,678
3.38% 9/15/21	60,000	60,919
3.90% 9/1/42	150,000	161,569
4.88% 9/15/41	100,000	115,225
Ingersoll-Rand Global Holding
3.75% 8/21/28	100,000	101,503
4.25% 6/15/23	250,000	271,786
4.30% 2/21/48	100,000	111,578
5.75% 6/15/43	100,000	125,988
Parker-Hannifin
2.70% 6/14/24	35,000	34,858
3.25% 6/14/29	55,000	55,499
3.30% 11/21/24	60,000	61,807
4.00% 6/14/49	55,000	57,281
6.25% 5/15/38	550,000	717,307
Textron
3.00% 6/1/30	100,000	93,591
3.38% 3/1/28	50,000	47,934
3.65% 3/15/27	50,000	49,002
3.88% 3/1/25	170,000	170,012
		7,191,907
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	120,413
		120,413
Oil & Gas–1.23%
Apache
3.25% 4/15/22	191,000	147,036
4.25% 1/15/30	100,000	52,884
4.25% 1/15/44	100,000	43,549
4.38% 10/15/28	150,000	80,198
4.75% 4/15/43	200,000	88,567
5.10% 9/1/40	350,000	154,708
5.25% 2/1/42	100,000	45,199
5.35% 7/1/49	100,000	50,354
BP Capital Markets
2.11% 9/16/21	250,000	246,950
2.52% 9/19/22	150,000	148,854
2.75% 5/10/23	250,000	250,789
3.02% 1/16/27	250,000	253,857
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets (continued)
3.12% 5/4/26	75,000	$ 75,857
3.25% 5/6/22	200,000	203,090
3.28% 9/19/27	150,000	151,004
3.41% 2/11/26	200,000	199,878
3.54% 11/4/24	100,000	105,539
3.72% 11/28/28	90,000	94,433
3.99% 9/26/23	250,000	261,868
4.23% 11/6/28	700,000	759,724
4.74% 3/11/21	200,000	202,887
BP Capital Markets America
3.00% 2/24/50	90,000	83,673
3.22% 11/28/23	150,000	154,119
3.79% 2/6/24	280,000	290,144
Burlington Resources 7.20% 8/15/31	100,000	120,445
Canadian Natural Resources
2.95% 1/15/23	200,000	173,256
3.80% 4/15/24	43,000	36,777
3.85% 6/1/27	250,000	197,953
3.90% 2/1/25	200,000	168,911
4.95% 6/1/47	100,000	71,815
5.85% 2/1/35	200,000	154,246
6.25% 3/15/38	150,000	116,325
Cenovus Energy
4.25% 4/15/27	100,000	49,019
5.25% 6/15/37	105,000	47,105
5.40% 6/15/47	125,000	56,899
Chevron
2.10% 5/16/21	200,000	200,952
2.50% 3/3/22	200,000	202,944
2.57% 5/16/23	200,000	204,502
2.90% 3/3/24	150,000	154,606
2.95% 5/16/26	200,000	210,283
3.19% 6/24/23	200,000	208,699
3.33% 11/17/25	150,000	159,327
Cimarex Energy
3.90% 5/15/27	215,000	155,906
4.38% 3/15/29	50,000	33,510
CNOOC Finance 2013
3.00% 5/9/23	250,000	254,901
4.25% 5/9/43	400,000	460,586
CNOOC Finance 2015 Australia 4.20% 5/5/45	200,000	229,119
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	210,549
Concho Resources
3.75% 10/1/27	95,000	80,640
4.30% 8/15/28	100,000	91,428
4.38% 1/15/25	100,000	85,311
4.85% 8/15/48	75,000	60,933
4.88% 10/1/47	75,000	57,826
ConocoPhillips
4.30% 11/15/44	150,000	140,945

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips (continued)
4.95% 3/15/26	250,000	$ 267,585
5.95% 3/15/46	100,000	119,190
6.50% 2/1/39	380,000	479,620
ConocoPhillips Holding 6.95% 4/15/29	200,000	246,398
Continental Resources 4.38% 1/15/28	135,000	62,720
Devon Energy
4.75% 5/15/42	100,000	60,000
5.00% 6/15/45	70,000	44,785
5.60% 7/15/41	100,000	61,580
5.85% 12/15/25	150,000	119,378
Diamondback Energy
2.88% 12/1/24	155,000	108,284
3.25% 12/1/26	110,000	77,629
3.50% 12/1/29	200,000	141,042
Ecopetrol
4.13% 1/16/25	500,000	465,755
5.38% 6/26/26	210,000	204,120
5.88% 9/18/23	200,000	195,502
5.88% 5/28/45	155,000	137,332
EOG Resources
2.63% 3/15/23	150,000	147,033
3.15% 4/1/25	250,000	244,649
3.90% 4/1/35	150,000	151,138
4.15% 1/15/26	100,000	102,374
Equinor
2.45% 1/17/23	200,000	203,360
2.65% 1/15/24	100,000	101,630
3.15% 1/23/22	200,000	204,159
3.25% 11/18/49	110,000	108,321
3.63% 9/10/28	150,000	160,930
3.95% 5/15/43	250,000	258,809
4.80% 11/8/43	150,000	178,330
5.10% 8/17/40	200,000	238,054
Exxon Mobil
1.90% 8/16/22	80,000	81,007
2.02% 8/16/24	200,000	199,744
2.22% 3/1/21	105,000	106,215
2.28% 8/16/26	200,000	203,123
2.44% 8/16/29	200,000	204,546
2.73% 3/1/23	170,000	175,445
3.00% 8/16/39	200,000	200,277
3.04% 3/1/26	750,000	792,725
3.10% 8/16/49	200,000	202,845
3.57% 3/6/45	200,000	216,469
4.11% 3/1/46	165,000	196,121
Hess
4.30% 4/1/27	150,000	110,950
5.60% 2/15/41	200,000	136,696
5.80% 4/1/47	150,000	98,467
7.13% 3/15/33	100,000	80,446
7.30% 8/15/31	250,000	214,158
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Husky Energy
3.95% 4/15/22	150,000	$ 135,820
4.00% 4/15/24	50,000	41,943
4.40% 4/15/29	150,000	106,394
Marathon Oil
2.80% 11/1/22	125,000	95,677
4.40% 7/15/27	500,000	333,818
6.60% 10/1/37	100,000	68,410
Marathon Petroleum
3.63% 9/15/24	250,000	221,680
3.80% 4/1/28	120,000	108,134
4.50% 4/1/48	50,000	38,336
4.75% 12/15/23	150,000	142,025
5.13% 3/1/21	135,000	130,891
5.13% 12/15/26	150,000	148,537
6.50% 3/1/41	145,000	134,568
Nexen
6.40% 5/15/37	150,000	204,492
7.50% 7/30/39	200,000	309,810
Noble Energy
3.25% 10/15/29	100,000	58,474
3.85% 1/15/28	150,000	106,191
4.20% 10/15/49	100,000	53,975
5.05% 11/15/44	300,000	185,300
6.00% 3/1/41	135,000	90,603
Occidental Petroleum
3.50% 6/15/25	15,000	7,710
4.20% 3/15/48	150,000	64,658
4.30% 8/15/39	60,000	25,512
4.40% 4/15/46	105,000	44,036
5.55% 3/15/26	310,000	165,327
Ovintiv 3.90% 11/15/21	600,000	411,442
Patterson-UTI Energy 5.15% 11/15/29	100,000	37,476
Petroleos Mexicanos
4.50% 1/23/26	250,000	182,112
4.88% 1/18/24	500,000	391,255
5.35% 2/12/28	145,000	100,050
5.63% 1/23/46	500,000	310,250
5.95% 1/28/31	500,000	343,800
6.35% 2/12/48	90,000	56,250
6.38% 1/23/45	609,000	393,694
6.50% 3/13/27	700,000	518,070
6.50% 1/23/29	190,000	137,275
6.50% 6/2/41	800,000	508,696
6.63% 6/15/35	250,000	168,112
6.75% 9/21/47	300,000	191,817
6.84% 1/23/30	1,500,000	1,085,280
6.95% 1/28/60	500,000	333,600
Phillips 66
3.90% 3/15/28	200,000	197,743
4.65% 11/15/34	350,000	325,993
4.88% 11/15/44	180,000	182,857
5.88% 5/1/42	250,000	248,378

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pioneer Natural Resources
3.95% 7/15/22	100,000	$ 96,308
4.45% 1/15/26	100,000	98,989
Shell International Finance
1.75% 9/12/21	150,000	149,263
1.88% 5/10/21	200,000	199,051
2.38% 8/21/22	250,000	251,348
2.50% 9/12/26	150,000	152,500
2.88% 5/10/26	400,000	412,227
3.25% 5/11/25	350,000	367,221
3.75% 9/12/46	150,000	160,630
4.00% 5/10/46	350,000	392,268
4.13% 5/11/35	156,000	178,809
4.38% 5/11/45	167,000	193,157
4.55% 8/12/43	600,000	703,144
5.50% 3/25/40	100,000	131,106
6.38% 12/15/38	300,000	428,131
Suncor Energy
3.60% 12/1/24	250,000	241,988
4.00% 11/15/47	70,000	63,835
5.95% 5/15/35	200,000	184,410
6.50% 6/15/38	250,000	256,566
6.80% 5/15/38	100,000	105,718
6.85% 6/1/39	100,000	111,592
7.15% 2/1/32	25,000	26,278
9.25% 10/15/21	50,000	53,684
Total Capital 3.88% 10/11/28	200,000	216,709
Total Capital Canada 2.75% 7/15/23	300,000	304,110
Total Capital International
2.22% 7/12/21	65,000	65,155
2.43% 1/10/25	100,000	100,375
2.70% 1/25/23	200,000	202,263
2.83% 1/10/30	100,000	101,266
2.88% 2/17/22	200,000	201,024
3.46% 2/19/29	200,000	211,119
3.46% 7/12/49	100,000	102,089
3.70% 1/15/24	100,000	104,558
Valero Energy
3.65% 3/15/25	100,000	97,382
4.00% 4/1/29	100,000	97,597
4.35% 6/1/28	175,000	170,172
4.90% 3/15/45	150,000	155,383
6.63% 6/15/37	300,000	309,652
7.50% 4/15/32	100,000	115,877
		33,309,245
Oil & Gas Services–0.08%
Baker Hughes 2.77% 12/15/22	200,000	190,368
Baker Hughes a GE Co.
3.34% 12/15/27	250,000	229,255
4.08% 12/15/47	200,000	164,327
5.13% 9/15/40	200,000	179,420
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton
2.92% 3/1/30	150,000	$ 117,000
3.25% 11/15/21	200,000	190,717
3.80% 11/15/25	18,000	15,976
4.75% 8/1/43	200,000	154,154
4.85% 11/15/35	100,000	77,621
5.00% 11/15/45	283,000	221,666
7.45% 9/15/39	200,000	193,988
National Oilwell Varco
2.60% 12/1/22	57,000	51,436
3.95% 12/1/42	150,000	94,054
Schlumberger Investment 3.65% 12/1/23	204,000	202,611
TechnipFMC 3.45% 10/1/22	100,000	96,207
		2,178,800
Packaging & Containers–0.06%
Bemis 4.50% 10/15/21	300,000	312,370
Packaging Corporation of America
3.40% 12/15/27	70,000	70,245
4.50% 11/1/23	150,000	162,469
Packagingof America
3.00% 12/15/29	50,000	49,966
4.05% 12/15/49	25,000	24,800
Sonoco Products 5.75% 11/1/40	100,000	133,598
WestRock MWV 8.20% 1/15/30	150,000	212,976
WestRock RKT 4.90% 3/1/22	200,000	203,663
WRKCo
3.00% 9/15/24	100,000	99,929
3.75% 3/15/25	100,000	100,545
3.90% 6/1/28	50,000	51,341
4.00% 3/15/28	100,000	105,556
4.20% 6/1/32	50,000	52,030
		1,579,488
Pharmaceuticals–1.69%
AbbVie
2.15% 11/19/21	265,000	263,919
2.30% 5/14/21	200,000	199,393
2.30% 11/21/22	195,000	194,821
2.60% 11/21/24	760,000	772,177
2.85% 5/14/23	150,000	152,050
2.95% 11/21/26	250,000	254,714
3.20% 11/6/22	225,000	229,847
3.20% 5/14/26	200,000	207,211
3.20% 11/21/29	525,000	535,591
3.60% 5/14/25	600,000	632,143
4.05% 11/21/39	250,000	262,180
4.25% 11/21/49	525,000	566,301
4.30% 5/14/36	150,000	163,871
4.40% 11/6/42	300,000	333,374
4.45% 5/14/46	200,000	212,535
4.50% 5/14/35	600,000	690,245

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
4.70% 5/14/45	665,000	$ 747,083
Allergan Finance
3.25% 10/1/22	250,000	250,637
3.45% 3/15/22	500,000	519,063
3.80% 3/15/25	500,000	512,008
4.55% 3/15/35	250,000	275,308
4.63% 10/1/42	125,000	156,414
4.85% 6/15/44	150,000	186,150
AmerisourceBergen
3.40% 5/15/24	250,000	255,262
3.45% 12/15/27	100,000	100,449
4.30% 12/15/47	100,000	104,007
AstraZeneca
2.38% 6/12/22	150,000	151,111
3.13% 6/12/27	150,000	150,232
3.38% 11/16/25	250,000	263,153
3.50% 8/17/23	100,000	104,830
4.00% 1/17/29	105,000	119,374
4.00% 9/18/42	150,000	168,884
4.38% 11/16/45	95,000	117,697
4.38% 8/17/48	125,000	153,525
6.45% 9/15/37	450,000	644,967
Becton Dickinson & Co.
2.89% 6/6/22	535,000	535,440
3.36% 6/6/24	150,000	150,324
3.70% 6/6/27	196,000	199,181
3.73% 12/15/24	350,000	358,838
4.67% 6/6/47	125,000	134,868
Bristol-Myers Squibb
2.00% 8/1/22	100,000	100,763
2.55% 5/14/21	100,000	101,169
2.60% 5/16/22	150,000	153,056
2.75% 2/15/23	200,000	206,731
2.90% 7/26/24	220,000	233,153
3.20% 6/15/26	120,000	128,167
3.25% 8/15/22	250,000	259,517
3.25% 2/20/23	150,000	157,476
3.25% 8/1/42	100,000	103,084
3.45% 11/15/27	200,000	213,054
3.63% 5/15/24	200,000	211,329
3.88% 8/15/25	200,000	216,996
3.90% 2/20/28	250,000	278,359
4.00% 8/15/23	100,000	104,740
4.25% 10/26/49	210,000	263,173
4.35% 11/15/47	200,000	251,216
4.50% 3/1/44	500,000	596,857
4.55% 2/20/48	250,000	316,905
4.63% 5/15/44	300,000	383,775
5.00% 8/15/45	110,000	147,566
Bristol-Myers Squibb 4.13% 6/15/39	85,000	102,565
Cardinal Health
2.62% 6/15/22	150,000	150,646
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health (continued)
3.08% 6/15/24	100,000	$ 99,033
3.20% 3/15/23	100,000	100,500
3.41% 6/15/27	250,000	253,897
3.75% 9/15/25	100,000	102,901
4.37% 6/15/47	100,000	100,394
4.90% 9/15/45	100,000	105,116
Cigna
2.40% 3/15/30	150,000	141,890
3.05% 10/15/27	395,000	392,935
3.20% 3/15/40	105,000	96,165
3.40% 9/17/21	120,000	121,792
3.40% 3/15/50	85,000	80,961
3.75% 7/15/23	183,000	188,359
3.88% 10/15/47	400,000	402,497
4.13% 11/15/25	790,000	845,904
4.38% 10/15/28	200,000	215,128
4.80% 8/15/38	145,000	162,961
4.90% 12/15/48	145,000	175,261
6.13% 11/15/41	300,000	391,294
CVS Health
2.13% 6/1/21	550,000	548,693
2.63% 8/15/24	65,000	65,195
2.75% 12/1/22	200,000	201,340
2.88% 6/1/26	250,000	251,853
3.00% 8/15/26	65,000	64,747
3.25% 8/15/29	85,000	82,787
3.35% 3/9/21	364,000	366,513
3.50% 7/20/22	200,000	205,126
3.70% 3/9/23	500,000	520,494
3.88% 7/20/25	400,000	413,298
4.00% 12/5/23	200,000	208,834
4.30% 3/25/28	830,000	881,463
4.78% 3/25/38	810,000	889,591
4.88% 7/20/35	225,000	255,921
5.05% 3/25/48	1,085,000	1,232,132
5.13% 7/20/45	215,000	246,528
Eli Lilly & Co.
2.35% 5/15/22	75,000	76,460
3.38% 3/15/29	160,000	172,604
3.95% 3/15/49	250,000	314,192
4.15% 3/15/59	250,000	295,532
GlaxoSmithKline Capital
2.85% 5/8/22	250,000	256,867
2.88% 6/1/22	200,000	204,644
3.00% 6/1/24	140,000	145,986
3.38% 6/1/29	165,000	178,255
3.63% 5/15/25	110,000	118,551
5.38% 4/15/34	100,000	125,075
6.38% 5/15/38	450,000	666,309
Johnson & Johnson
1.65% 3/1/21	150,000	150,569
2.05% 3/1/23	150,000	153,356
2.25% 3/3/22	200,000	207,223

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.45% 12/5/21	150,000	$ 153,581
2.45% 3/1/26	150,000	160,319
2.63% 1/15/25	150,000	160,051
2.90% 1/15/28	150,000	164,782
2.95% 3/3/27	200,000	219,658
3.40% 1/15/38	150,000	173,554
3.50% 1/15/48	95,000	117,322
3.55% 5/15/21	100,000	103,532
3.55% 3/1/36	70,000	80,331
3.70% 3/1/46	80,000	98,556
3.75% 3/3/47	200,000	249,067
4.38% 12/5/33	183,000	239,720
4.85% 5/15/41	100,000	138,033
5.85% 7/15/38	100,000	151,764
McKesson
2.70% 12/15/22	100,000	101,088
3.80% 3/15/24	200,000	207,521
4.75% 5/30/29	200,000	227,442
Mead Johnson Nutrition
4.13% 11/15/25	95,000	103,675
5.90% 11/1/39	50,000	65,993
Merck & Co.
2.40% 9/15/22	150,000	152,353
2.75% 2/10/25	400,000	418,339
2.80% 5/18/23	250,000	251,709
2.90% 3/7/24	90,000	94,113
3.40% 3/7/29	200,000	221,374
3.60% 9/15/42	100,000	111,776
3.90% 3/7/39	200,000	235,973
4.00% 3/7/49	135,000	170,361
4.15% 5/18/43	242,000	293,564
Mylan
3.15% 6/15/21	250,000	247,697
3.95% 6/15/26	250,000	249,681
4.55% 4/15/28	150,000	146,851
5.20% 4/15/48	150,000	134,645
5.25% 6/15/46	160,000	152,858
5.40% 11/29/43	133,000	132,621
Novartis Capital
1.75% 2/14/25	150,000	151,504
2.00% 2/14/27	150,000	151,465
2.20% 8/14/30	150,000	152,398
2.40% 5/17/22	200,000	205,983
2.40% 9/21/22	250,000	256,737
2.75% 8/14/50	100,000	103,973
3.00% 11/20/25	250,000	265,251
3.10% 5/17/27	125,000	134,535
3.40% 5/6/24	250,000	268,727
3.70% 9/21/42	150,000	176,740
4.00% 11/20/45	250,000	317,755
4.40% 5/6/44	250,000	331,095
Perrigo Finance Unlimited 4.38% 3/15/26	200,000	206,639
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer
1.95% 6/3/21	150,000	$ 151,065
2.20% 12/15/21	150,000	150,572
2.75% 6/3/26	150,000	157,690
2.80% 3/11/22	65,000	66,363
2.95% 3/15/24	150,000	155,539
3.00% 9/15/21	110,000	112,822
3.00% 6/15/23	200,000	204,079
3.20% 9/15/23	150,000	158,172
3.40% 5/15/24	400,000	417,513
3.45% 3/15/29	250,000	276,367
3.60% 9/15/28	250,000	279,466
3.90% 3/15/39	50,000	56,558
4.00% 12/15/36	100,000	114,419
4.00% 3/15/49	200,000	244,717
4.10% 9/15/38	150,000	177,039
4.20% 9/15/48	100,000	123,966
7.20% 3/15/39	300,000	481,118
Sanofi
3.38% 6/19/23	150,000	158,223
3.63% 6/19/28	150,000	166,394
4.00% 3/29/21	325,000	330,632
Shire Acquisitions Investments Ireland
2.40% 9/23/21	500,000	498,129
2.88% 9/23/23	300,000	306,070
3.20% 9/23/26	300,000	306,818
Takeda Pharmaceutical 5.00% 11/26/28	200,000	228,213
Wyeth
5.95% 4/1/37	350,000	496,473
6.00% 2/15/36	100,000	140,479
6.50% 2/1/34	100,000	144,646
Zoetis
3.00% 9/12/27	100,000	100,818
3.25% 8/20/21	25,000	25,338
3.25% 2/1/23	163,000	166,623
3.90% 8/20/28	50,000	52,011
3.95% 9/12/47	100,000	98,980
4.45% 8/20/48	50,000	55,628
4.50% 11/13/25	200,000	208,071
4.70% 2/1/43	150,000	168,852
		45,819,169
Pipelines–0.79%
Boardwalk Pipelines
3.38% 2/1/23	100,000	85,900
4.45% 7/15/27	70,000	52,520
4.95% 12/15/24	50,000	40,496
5.95% 6/1/26	50,000	40,596
Cheniere Corpus Christi Holdings 3.70% 11/15/29	230,000	172,002
Columbia Pipeline Group
4.50% 6/1/25	250,000	246,343
5.80% 6/1/45	100,000	105,336

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enable Midstream Partners
3.90% 5/15/24	200,000	$ 110,987
4.40% 3/15/27	100,000	48,489
5.00% 5/15/44	70,000	29,769
Enbridge
2.90% 7/15/22	200,000	183,662
3.50% 6/10/24	100,000	100,794
3.70% 7/15/27	200,000	198,357
4.00% 10/1/23	150,000	142,751
4.25% 12/1/26	100,000	101,847
4.50% 6/10/44	100,000	92,484
5.50% 12/1/46	100,000	102,797
Enbridge Energy Partners 7.50% 4/15/38	300,000	364,466
Energy Transfer Operating
2.90% 5/15/25	95,000	80,217
3.60% 2/1/23	100,000	88,901
3.75% 5/15/30	105,000	82,241
4.05% 3/15/25	100,000	87,440
4.20% 9/15/23	50,000	43,673
4.20% 4/15/27	150,000	121,493
4.75% 1/15/26	400,000	353,447
4.95% 6/15/28	75,000	62,092
5.00% 5/15/50	315,000	243,156
5.15% 3/15/45	150,000	116,097
5.20% 2/1/22	250,000	235,258
5.30% 4/15/47	150,000	114,173
5.80% 6/15/38	100,000	86,756
5.95% 10/1/43	125,000	108,293
6.13% 12/15/45	400,000	332,139
6.50% 2/1/42	150,000	135,227
7.50% 7/1/38	200,000	211,695
Energy Transfer Partners 6.00% 6/15/48	100,000	83,965
Enterprise Products Operating
2.85% 4/15/21	355,000	350,822
3.13% 7/31/29	150,000	138,186
3.35% 3/15/23	350,000	343,429
3.50% 2/1/22	75,000	73,986
3.70% 2/15/26	150,000	149,713
3.75% 2/15/25	340,000	338,162
3.90% 2/15/24	200,000	203,543
3.95% 2/15/27	245,000	231,966
4.05% 2/15/22	100,000	98,779
4.15% 10/16/28	100,000	101,457
4.20% 1/31/50	100,000	93,635
4.25% 2/15/48	90,000	84,055
4.45% 2/15/43	125,000	118,210
4.80% 2/1/49	100,000	100,113
4.85% 8/15/42	200,000	193,874
4.85% 3/15/44	125,000	130,258
4.90% 5/15/46	100,000	96,254
5.70% 2/15/42	150,000	159,419
5.95% 2/1/41	100,000	108,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating (continued)
6.13% 10/15/39	50,000	$ 51,267
7.55% 4/15/38	100,000	115,992
Kinder Morgan
3.15% 1/15/23	250,000	247,576
4.30% 6/1/25	200,000	204,126
4.30% 3/1/28	200,000	196,294
5.20% 3/1/48	150,000	158,441
Kinder Morgan Energy Partners
3.50% 9/1/23	200,000	196,772
3.95% 9/1/22	100,000	99,084
5.00% 3/1/43	250,000	235,974
5.80% 3/15/35	150,000	159,245
6.50% 9/1/39	100,000	97,955
6.55% 9/15/40	200,000	215,248
7.75% 3/15/32	200,000	238,561
Magellan Midstream Partners
3.95% 3/1/50	100,000	85,277
4.20% 10/3/47	100,000	88,128
4.25% 9/15/46	180,000	149,949
5.00% 3/1/26	100,000	98,876
MPLX
3.38% 3/15/23	275,000	254,241
3.50% 12/1/22	40,000	38,286
4.00% 3/15/28	175,000	155,527
4.13% 3/1/27	165,000	140,708
4.25% 12/1/27	50,000	43,256
4.50% 4/15/38	290,000	226,655
4.70% 4/15/48	115,000	89,025
4.88% 12/1/24	500,000	437,728
4.90% 4/15/58	50,000	33,696
5.20% 3/1/47	165,000	131,656
5.20% 12/1/47	90,000	75,334
ONEOK
2.20% 9/15/25	100,000	77,170
2.75% 9/1/24	150,000	122,481
3.10% 3/15/30	100,000	75,183
3.40% 9/1/29	150,000	112,089
4.00% 7/13/27	85,000	69,968
4.45% 9/1/49	60,000	46,613
4.50% 3/15/50	100,000	75,293
4.55% 7/15/28	150,000	126,216
4.95% 7/13/47	100,000	79,106
5.20% 7/15/48	75,000	58,875
ONEOK Partners
3.38% 10/1/22	150,000	139,474
4.90% 3/15/25	100,000	87,439
6.13% 2/1/41	100,000	90,265
6.20% 9/15/43	178,000	159,807
6.65% 10/1/36	100,000	90,938
Phillips 66 Partners
2.45% 12/15/24	100,000	87,978
3.15% 12/15/29	100,000	81,951
3.55% 10/1/26	100,000	90,258

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Phillips 66 Partners (continued)
3.75% 3/1/28	50,000	$ 46,735
4.68% 2/15/45	40,000	32,753
4.90% 10/1/46	100,000	84,348
Plains All American Pipeline
4.30% 1/31/43	100,000	59,492
4.50% 12/15/26	100,000	80,806
4.65% 10/15/25	200,000	161,878
4.70% 6/15/44	600,000	395,157
5.15% 6/1/42	200,000	132,370
6.65% 1/15/37	125,000	100,684
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	60,117
5.63% 3/1/25	545,000	500,333
5.75% 5/15/24	545,000	511,505
Southern Natural Gas 4.40% 6/15/21	300,000	300,436
Spectra Energy Partners
3.38% 10/15/26	145,000	133,545
4.50% 3/15/45	50,000	45,456
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	172,293
3.90% 7/15/26	100,000	84,247
4.00% 10/1/27	245,000	193,913
4.40% 4/1/21	100,000	99,681
5.30% 4/1/44	200,000	166,525
5.40% 10/1/47	245,000	194,526
5.95% 12/1/25	100,000	92,106
TC PipeLines 4.38% 3/13/25	150,000	151,905
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	164,975
TransCanada PipeLines
2.50% 8/1/22	150,000	146,274
3.75% 10/16/23	150,000	156,008
4.25% 5/15/28	150,000	153,225
4.63% 3/1/34	200,000	190,047
4.75% 5/15/38	150,000	148,564
4.88% 1/15/26	100,000	107,067
4.88% 5/15/48	150,000	163,179
6.10% 6/1/40	100,000	106,785
7.25% 8/15/38	100,000	117,462
7.63% 1/15/39	250,000	323,709
Transcontinental Gas Pipe Line
4.00% 3/15/28	100,000	89,921
4.45% 8/1/42	100,000	97,994
4.60% 3/15/48	100,000	99,316
Valero Energy Partners
4.38% 12/15/26	85,000	71,352
4.50% 3/15/28	100,000	90,162
Western Gas Partners 5.30% 3/1/48	100,000	38,099
Williams
3.70% 1/15/23	65,000	60,092
3.75% 6/15/27	250,000	229,203
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams (continued)
4.85% 3/1/48	70,000	$ 65,341
Williams Companies
4.00% 11/15/21	100,000	94,865
4.30% 3/4/24	195,000	177,185
5.75% 6/24/44	95,000	99,313
6.30% 4/15/40	470,000	474,402
Williams Partners 4.55% 6/24/24	245,000	223,255
		21,344,875
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	151,886
		151,886
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	319,292
		319,292
Real Estate Investment Trusts–0.92%
Alexandria Real Estate Equities
2.75% 12/15/29	100,000	87,717
3.38% 8/15/31	60,000	58,335
3.45% 4/30/25	100,000	103,700
3.95% 1/15/27	25,000	25,036
3.95% 1/15/28	100,000	102,416
4.00% 2/1/50	100,000	90,585
4.30% 1/15/26	250,000	257,909
4.50% 7/30/29	110,000	115,189
American Campus Communities Operating Partnership
3.63% 11/15/27	55,000	54,872
4.13% 7/1/24	100,000	103,816
American Campus Communities Operating Partnership LP 2.85% 2/1/30	70,000	65,551
American Tower
2.25% 1/15/22	200,000	195,221
2.95% 1/15/25	100,000	99,881
3.00% 6/15/23	100,000	100,123
3.13% 1/15/27	200,000	196,367
3.38% 10/15/26	200,000	200,034
3.45% 9/15/21	250,000	251,270
3.50% 1/31/23	250,000	251,774
3.60% 1/15/28	100,000	99,937
3.80% 8/15/29	65,000	66,350
4.00% 6/1/25	100,000	102,724
4.70% 3/15/22	225,000	228,466
5.00% 2/15/24	100,000	105,858
AvalonBay Communities
2.90% 10/15/26	50,000	50,569
3.20% 1/15/28	85,000	84,526
3.30% 6/1/29	60,000	59,872
3.45% 6/1/25	100,000	102,647

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities (continued)
3.50% 11/15/24	200,000	$ 204,996
3.50% 11/15/25	50,000	51,386
3.90% 10/15/46	50,000	47,191
4.15% 7/1/47	50,000	52,958
Boston Properties
2.75% 10/1/26	300,000	287,160
3.20% 1/15/25	100,000	103,165
3.40% 6/21/29	150,000	155,734
3.65% 2/1/26	100,000	106,389
3.85% 2/1/23	125,000	126,308
4.13% 5/15/21	250,000	251,782
4.50% 12/1/28	70,000	76,982
Brandywine Operating Partnership
3.95% 2/15/23	50,000	51,652
3.95% 11/15/27	50,000	46,910
Brixmor Operating Partnership
3.25% 9/15/23	150,000	142,727
3.85% 2/1/25	70,000	69,079
3.88% 8/15/22	95,000	91,237
3.90% 3/15/27	100,000	99,551
4.13% 6/15/26	50,000	52,179
Camden Property Trust
3.15% 7/1/29	125,000	123,200
3.35% 11/1/49	40,000	34,029
CC Holdings GS V 3.85% 4/15/23	150,000	150,658
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	88,904
Corporate Office Properties 3.70% 6/15/21	150,000	152,038
Crown Castle International
3.15% 7/15/23	110,000	110,401
3.20% 9/1/24	105,000	104,689
3.65% 9/1/27	140,000	139,484
3.70% 6/15/26	365,000	369,531
3.80% 2/15/28	150,000	150,255
4.00% 3/1/27	40,000	41,225
4.45% 2/15/26	365,000	381,163
4.75% 5/15/47	25,000	27,296
5.20% 2/15/49	100,000	112,806
CubeSmart
3.00% 2/15/30	100,000	93,213
3.13% 9/1/26	50,000	49,625
4.38% 12/15/23	65,000	69,371
4.38% 2/15/29	30,000	31,188
CyrusOne
2.90% 11/15/24	75,000	73,615
3.45% 11/15/29	85,000	75,030
Digital Realty Trust
2.75% 2/1/23	50,000	49,713
3.60% 7/1/29	65,000	63,423
3.70% 8/15/27	100,000	96,638
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust (continued)
3.95% 7/1/22	150,000	$ 153,491
4.75% 10/1/25	100,000	104,325
Duke Realty 3.75% 12/1/24	250,000	257,835
EPR Properties
4.50% 6/1/27	100,000	89,684
4.75% 12/15/26	100,000	90,899
4.95% 4/15/28	100,000	98,493
Equinix
2.63% 11/18/24	125,000	116,724
2.90% 11/18/26	90,000	82,423
3.20% 11/18/29	90,000	83,341
5.38% 5/15/27	160,000	159,645
5.88% 1/15/26	205,000	209,176
ERP Operating
2.50% 2/15/30	100,000	92,885
2.85% 11/1/26	140,000	141,637
3.00% 7/1/29	100,000	97,955
3.38% 6/1/25	100,000	103,572
4.15% 12/1/28	100,000	107,803
4.50% 7/1/44	150,000	163,343
4.50% 6/1/45	50,000	50,705
4.63% 12/15/21	90,000	91,978
Essex Portfolio
3.00% 1/15/30	100,000	94,793
3.25% 5/1/23	100,000	98,079
3.38% 4/15/26	50,000	50,475
3.63% 5/1/27	200,000	203,197
4.00% 3/1/29	100,000	102,464
Federal Realty Investment Trust
3.25% 7/15/27	100,000	98,680
4.50% 12/1/44	100,000	109,810
GLP Capital
3.35% 9/1/24	85,000	75,225
4.00% 1/15/30	95,000	79,876
5.25% 6/1/25	75,000	69,375
5.38% 11/1/23	75,000	68,450
5.38% 4/15/26	145,000	128,528
5.75% 6/1/28	75,000	66,278
Healthcare Realty Trust 2.40% 3/15/30	100,000	88,785
Healthcare Trust of America Holding 3.10% 2/15/30	50,000	44,716
Healthcare Trust of America Holdings
3.50% 8/1/26	95,000	93,951
3.75% 7/1/27	50,000	46,150
Healthpeak Properties
3.00% 1/15/30	150,000	140,747
3.88% 8/15/24	200,000	203,850
4.00% 6/1/25	250,000	255,490
4.25% 11/15/23	88,000	83,158
Highwoods Realty
3.20% 6/15/21	200,000	202,273
3.88% 3/1/27	60,000	59,786

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Highwoods Realty (continued)
4.20% 4/15/29	100,000	$ 102,356
Hospitality Properties Trust
4.50% 6/15/23	100,000	75,113
4.95% 2/15/27	70,000	53,072
5.00% 8/15/22	300,000	214,638
5.25% 2/15/26	50,000	35,819
Host Hotels & Resorts
3.38% 12/15/29	150,000	126,491
4.75% 3/1/23	150,000	140,739
Hudson Pacific Properties
3.95% 11/1/27	25,000	23,820
4.65% 4/1/29	100,000	102,623
Kilroy Realty
3.05% 2/15/30	100,000	91,653
3.45% 12/15/24	100,000	98,137
4.25% 8/15/29	150,000	154,116
Kimco Realty
2.70% 3/1/24	100,000	99,118
2.80% 10/1/26	100,000	97,558
3.20% 5/1/21	150,000	147,588
3.30% 2/1/25	120,000	120,768
3.40% 11/1/22	50,000	49,461
3.80% 4/1/27	100,000	99,204
4.13% 12/1/46	100,000	87,116
4.45% 9/1/47	100,000	90,404
Kite Realty Group 4.00% 10/1/26	50,000	49,977
Life Storage 4.00% 6/15/29	100,000	101,641
LifeStorage 3.50% 7/1/26	100,000	95,346
Mid-America Apartments
3.75% 6/15/24	100,000	98,540
3.95% 3/15/29	100,000	101,996
4.00% 11/15/25	50,000	52,055
4.20% 6/15/28	100,000	103,899
4.30% 10/15/23	50,000	49,717
National Retail Properties
2.50% 4/15/30	150,000	133,611
3.10% 4/15/50	150,000	116,792
3.30% 4/15/23	100,000	100,804
3.60% 12/15/26	100,000	100,100
4.00% 11/15/25	65,000	66,937
Office Properties Income Trust 4.25% 5/15/24	250,000	241,882
Omega Healthcare Investors
3.63% 10/1/29	100,000	87,572
4.38% 8/1/23	50,000	49,701
4.50% 4/1/27	200,000	197,724
4.95% 4/1/24	57,000	56,339
5.25% 1/15/26	100,000	99,582
Physicians Realty
3.95% 1/15/28	100,000	94,883
4.30% 3/15/27	50,000	46,609
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Prologis
2.13% 4/15/27	50,000	$ 47,582
2.25% 4/15/30	95,000	86,914
3.00% 4/15/50	50,000	43,204
3.75% 11/1/25	45,000	47,759
3.88% 9/15/28	65,000	67,275
4.25% 8/15/23	150,000	158,074
4.38% 2/1/29	125,000	140,360
4.38% 9/15/48	50,000	52,172
Public Storage
2.37% 9/15/22	50,000	49,395
3.09% 9/15/27	60,000	56,044
3.39% 5/1/29	65,000	65,226
Realty Income
3.25% 10/15/22	100,000	100,386
3.25% 6/15/29	250,000	240,691
3.65% 1/15/28	100,000	99,124
3.88% 7/15/24	65,000	64,745
4.65% 8/1/23	100,000	104,931
4.65% 3/15/47	100,000	105,591
Regency Centers
3.60% 2/1/27	160,000	161,138
4.13% 3/15/28	100,000	100,908
4.40% 2/1/47	165,000	169,086
Sabra Health Care
3.90% 10/15/29	100,000	89,461
4.80% 6/1/24	50,000	50,750
Simon Property Group
2.00% 9/13/24	100,000	95,972
2.35% 1/30/22	100,000	98,322
2.45% 9/13/29	150,000	138,513
2.63% 6/15/22	200,000	196,929
3.25% 11/30/26	100,000	98,646
3.25% 9/13/49	100,000	80,558
3.38% 10/1/24	100,000	99,612
3.38% 6/15/27	200,000	197,214
4.25% 11/30/46	100,000	90,177
6.75% 2/1/40	300,000	379,505
SITE Centers
4.25% 2/1/26	100,000	101,873
4.70% 6/1/27	100,000	103,450
SL Green Operating Partnership 3.25% 10/15/22	60,000	59,699
SL Green Realty 4.50% 12/1/22	100,000	102,693
Spirit Realty
3.20% 1/15/27	100,000	90,930
3.40% 1/15/30	100,000	86,019
4.00% 7/15/29	45,000	44,020
STORE Capital
4.50% 3/15/28	50,000	49,910
4.63% 3/15/29	100,000	100,988
Tanger Properties
3.13% 9/1/26	50,000	48,559

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Tanger Properties (continued)
3.88% 7/15/27	100,000	$ 97,170
UDR
2.95% 9/1/26	50,000	48,578
3.20% 1/15/30	200,000	197,034
3.50% 1/15/28	100,000	102,120
4.00% 10/1/25	50,000	52,827
Ventas Realty
3.00% 1/15/30	100,000	89,356
3.13% 6/15/23	30,000	31,344
3.75% 5/1/24	150,000	141,814
3.85% 4/1/27	100,000	96,973
4.00% 3/1/28	100,000	94,091
4.13% 1/15/26	156,000	155,743
4.40% 1/15/29	150,000	149,282
4.88% 4/15/49	50,000	52,570
VEREIT Operating Partnership
3.10% 12/15/29	100,000	86,445
3.95% 8/15/27	80,000	76,024
4.60% 2/6/24	75,000	74,026
4.88% 6/1/26	95,000	91,518
Vornado Realty 3.50% 1/15/25	100,000	98,287
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	102,545
Welltower
2.70% 2/15/27	50,000	47,545
3.10% 1/15/30	55,000	52,014
3.63% 3/15/24	80,000	78,530
3.95% 9/1/23	50,000	49,519
4.25% 4/1/26	200,000	205,998
4.25% 4/15/28	50,000	50,423
4.50% 1/15/24	250,000	257,675
4.95% 9/1/48	50,000	50,406
6.50% 3/15/41	250,000	296,341
Weyerhaeuser
4.63% 9/15/23	250,000	259,333
4.70% 3/15/21	100,000	100,916
7.38% 3/15/32	250,000	295,032
WP Carey
4.25% 10/1/26	100,000	102,865
4.60% 4/1/24	100,000	100,264
		24,830,190
Retail–0.74%
Advance Auto Parts
4.50% 1/15/22	100,000	102,954
4.50% 12/1/23	100,000	102,746
AutoNation
3.50% 11/15/24	100,000	92,462
3.80% 11/15/27	100,000	88,703
4.50% 10/1/25	45,000	43,804
AutoZone
2.88% 1/15/23	100,000	99,532
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
AutoZone (continued)
3.13% 4/18/24	100,000	$ 100,594
3.13% 4/21/26	75,000	74,495
3.75% 6/1/27	150,000	150,481
3.75% 4/18/29	100,000	101,352
Costco Wholesale
2.25% 2/15/22	100,000	101,234
2.30% 5/18/22	250,000	254,705
3.00% 5/18/27	250,000	265,346
Darden Restaurants 4.55% 2/15/48	35,000	27,261
Dollar General
3.25% 4/15/23	200,000	203,381
3.88% 4/15/27	100,000	102,668
4.13% 5/1/28	70,000	73,991
4.15% 11/1/25	75,000	80,175
Dollar Tree
3.70% 5/15/23	155,000	157,467
4.20% 5/15/28	165,000	164,770
Home Depot
2.00% 4/1/21	250,000	250,332
2.13% 9/15/26	155,000	155,989
2.70% 4/1/23	150,000	154,677
2.80% 9/14/27	200,000	206,357
3.00% 4/1/26	125,000	131,904
3.13% 12/15/49	250,000	251,176
3.25% 3/1/22	90,000	93,092
3.35% 9/15/25	265,000	285,109
3.50% 9/15/56	135,000	136,817
3.75% 2/15/24	200,000	211,193
3.90% 12/6/28	60,000	66,614
3.90% 6/15/47	150,000	168,694
4.20% 4/1/43	150,000	174,291
4.25% 4/1/46	100,000	119,458
4.40% 4/1/21	100,000	101,790
4.50% 12/6/48	200,000	245,571
4.88% 2/15/44	96,000	118,803
5.40% 9/15/40	100,000	130,172
5.88% 12/16/36	350,000	475,295
5.95% 4/1/41	100,000	140,094
Kohl's
4.25% 7/17/25	50,000	43,187
5.55% 7/17/45	50,000	33,880
Lowe's
3.10% 5/3/27	250,000	248,768
3.12% 4/15/22	100,000	99,214
3.38% 9/15/25	120,000	119,918
3.65% 4/5/29	170,000	175,064
3.70% 4/15/46	200,000	185,317
3.88% 9/15/23	200,000	203,420
4.05% 5/3/47	147,000	145,734
4.25% 9/15/44	250,000	236,167
4.38% 9/15/45	45,000	45,978
4.55% 4/5/49	65,000	71,931

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's (continued)
4.65% 4/15/42	100,000	$ 109,262
McDonald's
1.45% 9/1/25	55,000	52,253
2.13% 3/1/30	65,000	60,559
2.63% 1/15/22	100,000	101,088
3.25% 6/10/24	300,000	310,066
3.35% 4/1/23	155,000	160,118
3.38% 5/26/25	150,000	156,325
3.50% 3/1/27	150,000	156,141
3.63% 5/20/21	100,000	102,925
3.63% 5/1/43	100,000	96,792
3.63% 9/1/49	50,000	50,656
3.80% 4/1/28	200,000	211,956
4.45% 3/1/47	225,000	243,677
4.45% 9/1/48	40,000	44,504
4.60% 5/26/45	94,000	107,815
4.70% 12/9/35	270,000	305,095
4.88% 12/9/45	275,000	322,084
6.30% 3/1/38	50,000	68,510
Nordstrom
4.00% 3/15/27	60,000	49,490
4.38% 4/1/30	35,000	28,012
5.00% 1/15/44	281,000	196,661
O'Reilly Automotive
3.55% 3/15/26	150,000	151,570
3.60% 9/1/27	100,000	96,085
3.80% 9/1/22	100,000	100,573
3.90% 6/1/29	100,000	99,998
4.35% 6/1/28	100,000	103,708
QVC 4.75% 2/15/27	225,000	199,173
Starbucks
2.45% 6/15/26	100,000	100,191
2.70% 6/15/22	100,000	102,258
3.10% 3/1/23	150,000	154,253
3.50% 3/1/28	150,000	153,230
3.55% 8/15/29	200,000	209,895
3.75% 12/1/47	70,000	67,481
3.80% 8/15/25	150,000	159,435
3.85% 10/1/23	100,000	105,151
4.00% 11/15/28	150,000	155,619
4.30% 6/15/45	105,000	111,183
4.45% 8/15/49	200,000	228,565
4.50% 11/15/48	80,000	90,370
Target
2.35% 2/15/30	60,000	60,422
2.50% 4/15/26	100,000	101,480
2.90% 1/15/22	300,000	302,908
3.38% 4/15/29	200,000	216,146
3.63% 4/15/46	290,000	323,983
3.90% 11/15/47	150,000	176,607
4.00% 7/1/42	150,000	170,402
TJX
2.25% 9/15/26	250,000	242,391
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
TJX (continued)
2.50% 5/15/23	100,000	$ 98,911
Walgreen 3.10% 9/15/22	150,000	150,263
Walgreens Boots Alliance
3.45% 6/1/26	45,000	44,563
3.80% 11/18/24	700,000	719,262
4.65% 6/1/46	40,000	38,311
4.80% 11/18/44	500,000	491,175
Walmart
2.35% 12/15/22	150,000	154,683
2.38% 9/24/29	45,000	46,666
2.55% 4/11/23	300,000	310,721
2.85% 7/8/24	115,000	121,270
2.95% 9/24/49	100,000	109,756
3.05% 7/8/26	85,000	91,731
3.13% 6/23/21	300,000	306,224
3.25% 7/8/29	80,000	88,005
3.40% 6/26/23	350,000	372,237
3.55% 6/26/25	250,000	272,907
3.63% 12/15/47	70,000	79,835
3.70% 6/26/28	400,000	449,694
3.95% 6/28/38	130,000	153,443
4.05% 6/29/48	200,000	257,186
5.00% 10/25/40	1,000,000	1,256,736
		20,144,772
Savings & Loans–0.01%
People's United Financial 3.65% 12/6/22	150,000	153,967
		153,967
Semiconductors–0.45%
Analog Devices
2.50% 12/5/21	60,000	60,575
3.13% 12/5/23	150,000	152,352
3.50% 12/5/26	150,000	151,732
3.90% 12/15/25	60,000	63,932
5.30% 12/15/45	100,000	131,880
Applied Materials
3.30% 4/1/27	80,000	85,182
3.90% 10/1/25	70,000	73,784
4.35% 4/1/47	70,000	89,398
5.10% 10/1/35	70,000	94,306
5.85% 6/15/41	350,000	498,155
Broadcom
2.65% 1/15/23	200,000	195,314
3.00% 1/15/22	350,000	346,788
3.13% 4/15/21	100,000	98,774
3.13% 1/15/25	145,000	139,011
3.50% 1/15/28	400,000	370,672
3.63% 1/15/24	350,000	346,336
3.63% 10/15/24	250,000	245,400
3.88% 1/15/27	250,000	238,317
4.25% 4/15/26	250,000	254,042

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom (continued)
4.75% 4/15/29	500,000	$ 507,844
Intel
1.70% 5/19/21	100,000	99,999
2.35% 5/11/22	200,000	207,718
2.60% 5/19/26	150,000	158,512
2.70% 12/15/22	150,000	156,059
2.88% 5/11/24	400,000	419,125
3.25% 11/15/49	565,000	611,937
3.30% 10/1/21	254,000	265,120
3.70% 7/29/25	365,000	402,563
3.73% 12/8/47	200,000	233,587
4.00% 12/15/32	250,000	293,972
4.10% 5/19/46	150,000	181,169
KLA
3.30% 3/1/50	75,000	71,473
4.65% 11/1/24	300,000	320,266
Lam Research
2.80% 6/15/21	150,000	151,344
3.75% 3/15/26	100,000	106,095
4.00% 3/15/29	85,000	96,517
4.88% 3/15/49	50,000	64,896
Marvell Technology Group
4.20% 6/22/23	100,000	102,229
4.88% 6/22/28	100,000	103,606
Maxim Integrated Products 3.38% 3/15/23	100,000	102,035
Micron Technology
4.19% 2/15/27	75,000	75,901
4.64% 2/6/24	30,000	30,477
4.98% 2/6/26	100,000	104,828
5.33% 2/6/29	100,000	109,615
NVIDIA
2.20% 9/16/21	120,000	121,024
3.20% 9/16/26	200,000	216,248
NXP
4.88% 3/1/24	100,000	106,768
5.35% 3/1/26	100,000	108,105
5.55% 12/1/28	65,000	73,099
QUALCOMM
2.60% 1/30/23	300,000	307,199
2.90% 5/20/24	200,000	206,382
3.00% 5/20/22	300,000	306,193
3.25% 5/20/27	200,000	211,035
3.45% 5/20/25	300,000	320,811
4.65% 5/20/35	200,000	253,109
4.80% 5/20/45	200,000	266,249
Texas Instruments
2.25% 5/1/23	250,000	257,769
2.25% 9/4/29	65,000	65,606
2.63% 5/15/24	48,000	50,051
2.75% 3/12/21	75,000	75,409
3.88% 3/15/39	55,000	63,338
4.15% 5/15/48	300,000	371,035
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Xilinx
2.95% 6/1/24	100,000	$ 99,675
3.00% 3/15/21	200,000	199,933
		12,291,875
Software–0.66%
Activision Blizzard
2.30% 9/15/21	95,000	95,657
2.60% 6/15/22	50,000	50,351
3.40% 9/15/26	100,000	105,453
3.40% 6/15/27	45,000	46,671
4.50% 6/15/47	60,000	76,038
Adobe
1.70% 2/1/23	40,000	40,478
1.90% 2/1/25	65,000	65,577
2.15% 2/1/27	65,000	65,705
2.30% 2/1/30	390,000	389,864
3.25% 2/1/25	95,000	102,621
Autodesk
2.85% 1/15/30	55,000	53,869
3.50% 6/15/27	100,000	102,908
4.38% 6/15/25	100,000	106,945
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	140,982
CA 4.70% 3/15/27	100,000	96,571
Cadence Design Systems 4.38% 10/15/24	75,000	74,389
Citrix Systems
3.30% 3/1/30	500,000	465,129
4.50% 12/1/27	100,000	103,328
Electronic Arts
3.70% 3/1/21	100,000	100,444
4.80% 3/1/26	100,000	105,725
Fidelity National Information Services
3.50% 4/15/23	164,000	168,938
3.88% 6/5/24	28,000	29,677
4.25% 5/15/28	80,000	88,886
Fiserv
2.75% 7/1/24	300,000	298,289
3.20% 7/1/26	65,000	66,903
3.50% 10/1/22	150,000	151,052
3.50% 7/1/29	180,000	190,471
3.85% 6/1/25	150,000	158,692
4.40% 7/1/49	140,000	149,162
Microsoft
1.55% 8/8/21	500,000	503,403
2.00% 8/8/23	250,000	258,458
2.38% 5/1/23	150,000	155,865
2.40% 2/6/22	200,000	205,529
2.40% 8/8/26	850,000	898,916
2.65% 11/3/22	200,000	209,704
2.88% 2/6/24	515,000	549,220
3.13% 11/3/25	200,000	219,086

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
3.30% 2/6/27	500,000	$ 554,859
3.45% 8/8/36	250,000	285,595
3.50% 11/15/42	150,000	172,536
3.63% 12/15/23	300,000	327,818
3.70% 8/8/46	850,000	1,008,268
3.75% 2/12/45	500,000	603,473
3.95% 8/8/56	200,000	249,873
4.10% 2/6/37	200,000	244,179
4.20% 11/3/35	200,000	250,682
4.45% 11/3/45	200,000	262,970
4.50% 10/1/40	100,000	131,259
4.50% 2/6/57	200,000	275,838
4.75% 11/3/55	200,000	282,310
5.20% 6/1/39	200,000	280,630
Oracle
1.90% 9/15/21	455,000	456,599
2.40% 9/15/23	150,000	153,100
2.50% 5/15/22	1,000,000	1,016,579
2.63% 2/15/23	70,000	71,857
2.95% 11/15/24	150,000	158,030
3.25% 11/15/27	200,000	206,089
3.80% 11/15/37	90,000	92,809
3.85% 7/15/36	150,000	156,625
3.90% 5/15/35	355,000	383,302
4.00% 7/15/46	150,000	163,374
4.00% 11/15/47	140,000	153,779
4.30% 7/8/34	200,000	234,184
4.38% 5/15/55	800,000	970,450
4.50% 7/8/44	500,000	571,831
5.38% 7/15/40	400,000	534,872
6.13% 7/8/39	150,000	202,239
6.50% 4/15/38	200,000	281,675
salesforce.com
3.25% 4/11/23	100,000	103,932
3.70% 4/11/28	100,000	110,388
VMware
2.95% 8/21/22	105,000	105,263
3.90% 8/21/27	85,000	83,827
		17,832,050
Telecommunications–1.15%
America Movil
3.13% 7/16/22	200,000	201,867
4.38% 7/16/42	200,000	213,273
6.13% 11/15/37	150,000	192,794
6.13% 3/30/40	250,000	328,145
6.38% 3/1/35	25,000	33,593
AT&T
2.95% 7/15/26	125,000	122,964
3.00% 2/15/22	400,000	403,317
3.20% 3/1/22	100,000	101,443
3.40% 5/15/25	1,300,000	1,344,592
3.55% 6/1/24	200,000	206,531
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
3.80% 3/1/24	150,000	$ 157,757
3.80% 2/15/27	105,000	109,095
3.88% 1/15/26	150,000	153,984
3.95% 1/15/25	225,000	237,065
4.13% 2/17/26	550,000	586,823
4.25% 3/1/27	500,000	534,544
4.30% 2/15/30	286,000	307,828
4.35% 3/1/29	370,000	397,835
4.35% 6/15/45	532,000	562,519
4.45% 4/1/24	300,000	317,776
4.50% 5/15/35	220,000	239,853
4.50% 3/9/48	693,000	752,085
4.75% 5/15/46	665,000	738,526
4.85% 3/1/39	120,000	135,773
4.90% 6/15/42	200,000	222,903
5.15% 3/15/42	150,000	172,054
5.15% 11/15/46	516,000	606,809
5.25% 3/1/37	150,000	174,633
5.35% 9/1/40	338,000	393,195
5.45% 3/1/47	300,000	360,219
5.55% 8/15/41	40,000	45,546
5.70% 3/1/57	150,000	188,518
6.00% 8/15/40	200,000	244,735
6.10% 7/15/40	100,000	125,688
6.25% 3/29/41	400,000	493,949
6.35% 3/15/40	50,000	63,331
Bell Canada
4.30% 7/29/49	55,000	63,695
4.46% 4/1/48	100,000	106,787
British Telecommunications
4.50% 12/4/23	200,000	209,534
9.63% 12/15/30	350,000	539,014
Cisco Systems
1.85% 9/20/21	300,000	302,080
2.50% 9/20/26	300,000	312,780
2.60% 2/28/23	150,000	154,595
2.90% 3/4/21	115,000	115,642
2.95% 2/28/26	150,000	164,065
3.00% 6/15/22	60,000	62,519
3.50% 6/15/25	45,000	49,543
3.63% 3/4/24	100,000	107,822
5.50% 1/15/40	200,000	285,015
5.90% 2/15/39	300,000	433,785
Corning
2.90% 5/15/22	150,000	150,465
3.90% 11/15/49	100,000	97,544
4.75% 3/15/42	250,000	262,189
5.45% 11/15/79	40,000	40,864
5.75% 8/15/40	25,000	29,119
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	627,408

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Juniper Networks 5.95% 3/15/41	100,000	$ 97,246
Motorola Solutions
3.50% 3/1/23	100,000	96,818
4.00% 9/1/24	250,000	247,577
4.60% 2/23/28	100,000	102,000
4.60% 5/23/29	100,000	105,023
Orange
4.13% 9/14/21	100,000	102,281
5.38% 1/13/42	100,000	128,012
9.00% 3/1/31	400,000	607,246
Rogers Communications
2.90% 11/15/26	200,000	198,449
3.00% 3/15/23	125,000	122,915
3.63% 12/15/25	65,000	68,774
3.70% 11/15/49	100,000	103,444
4.10% 10/1/23	300,000	320,852
4.30% 2/15/48	40,000	43,707
4.35% 5/1/49	155,000	175,721
4.50% 3/15/43	100,000	113,942
5.00% 3/15/44	100,000	120,037
7.50% 8/15/38	25,000	37,821
Telefonica Emisiones
4.67% 3/6/38	150,000	161,383
4.90% 3/6/48	200,000	221,344
5.21% 3/8/47	300,000	336,642
5.52% 3/1/49	200,000	234,690
7.05% 6/20/36	175,000	208,694
Telefonica Europe 8.25% 9/15/30	200,000	289,315
TELUS
2.80% 2/16/27	100,000	101,019
3.70% 9/15/27	100,000	105,961
4.30% 6/15/49	200,000	211,761
4.60% 11/16/48	100,000	112,420
Verizon Communications
2.63% 8/15/26	230,000	237,518
3.50% 11/1/24	900,000	957,360
3.85% 11/1/42	650,000	726,052
3.88% 2/8/29	250,000	279,836
4.13% 3/16/27	200,000	222,555
4.13% 8/15/46	35,000	40,528
4.27% 1/15/36	904,000	1,056,108
4.33% 9/21/28	1,387,000	1,598,378
4.40% 11/1/34	600,000	702,447
4.50% 8/10/33	170,000	204,640
4.52% 9/15/48	574,000	724,578
4.81% 3/15/39	300,000	369,699
5.25% 3/16/37	600,000	767,481
5.50% 3/16/47	150,000	205,632
Vodafone Group
3.75% 1/16/24	340,000	354,009
4.13% 5/30/25	75,000	79,870
4.25% 9/17/50	85,000	86,561
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group (continued)
4.38% 5/30/28	175,000	$ 183,989
4.38% 2/19/43	150,000	155,376
4.88% 6/19/49	200,000	220,948
5.00% 5/30/38	95,000	105,702
5.13% 6/19/59	200,000	227,031
5.25% 5/30/48	200,000	241,353
6.15% 2/27/37	700,000	812,594
7.88% 2/15/30	100,000	135,937
		31,057,303
Toys Games Hobbies–0.01%
Hasbro
3.15% 5/15/21	75,000	73,584
3.50% 9/15/27	60,000	55,234
5.10% 5/15/44	65,000	54,233
6.35% 3/15/40	65,000	62,048
		245,099
Transportation–0.60%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	259,066
3.05% 3/15/22	150,000	151,375
3.25% 6/15/27	100,000	103,479
3.45% 9/15/21	200,000	202,783
3.55% 2/15/50	150,000	164,236
3.65% 9/1/25	100,000	105,914
3.85% 9/1/23	100,000	105,773
3.90% 8/1/46	105,000	117,805
4.05% 6/15/48	190,000	219,602
4.13% 6/15/47	100,000	117,076
4.15% 4/1/45	114,000	133,380
4.15% 12/15/48	40,000	46,627
4.40% 3/15/42	100,000	116,771
4.45% 3/15/43	100,000	118,297
4.70% 9/1/45	100,000	121,856
4.95% 9/15/41	100,000	125,031
5.05% 3/1/41	100,000	123,567
5.15% 9/1/43	150,000	194,988
5.75% 5/1/40	200,000	271,015
6.15% 5/1/37	100,000	130,391
Canadian National Railway
2.75% 3/1/26	50,000	53,288
2.95% 11/21/24	100,000	96,235
3.20% 8/2/46	100,000	103,603
3.65% 2/3/48	100,000	111,526
6.20% 6/1/36	100,000	135,603
6.25% 8/1/34	100,000	135,320
Canadian Pacific Railway
2.05% 3/5/30	35,000	32,499
2.90% 2/1/25	150,000	151,070
4.45% 3/15/23	100,000	104,025
4.80% 9/15/35	65,000	76,954
4.80% 8/1/45	100,000	120,264

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian Pacific Railway (continued)
6.13% 9/15/15	65,000	$ 86,501
7.13% 10/15/31	150,000	199,194
CH Robinson Worldwide 4.20% 4/15/28	100,000	105,986
CSX
2.40% 2/15/30	50,000	49,239
3.25% 6/1/27	100,000	102,715
3.35% 11/1/25	250,000	263,074
3.35% 9/15/49	65,000	61,552
3.70% 11/1/23	94,000	98,923
3.80% 3/1/28	100,000	106,191
3.80% 11/1/46	150,000	150,754
3.95% 5/1/50	90,000	93,951
4.10% 3/15/44	100,000	103,995
4.25% 3/15/29	150,000	168,304
4.25% 11/1/66	100,000	99,826
4.30% 3/1/48	100,000	109,752
4.40% 3/1/43	200,000	215,877
4.65% 3/1/68	100,000	109,104
5.50% 4/15/41	200,000	235,767
6.15% 5/1/37	120,000	148,155
6.22% 4/30/40	100,000	130,695
FedEx
2.63% 8/1/22	55,000	54,518
3.20% 2/1/25	200,000	202,707
3.25% 4/1/26	150,000	151,851
3.30% 3/15/27	100,000	99,454
3.40% 2/15/28	100,000	98,975
3.88% 8/1/42	100,000	87,626
4.00% 1/15/24	120,000	125,213
4.05% 2/15/48	100,000	88,011
4.10% 4/15/43	100,000	87,434
4.10% 2/1/45	200,000	182,322
4.40% 1/15/47	100,000	91,079
4.55% 4/1/46	150,000	142,400
4.75% 11/15/45	350,000	335,790
4.90% 1/15/34	60,000	64,072
JB Hunt Transport Services 3.88% 3/1/26	100,000	103,299
Kansas City Southern
2.88% 11/15/29	65,000	62,424
4.20% 11/15/69	70,000	67,208
4.30% 5/15/43	100,000	101,023
4.70% 5/1/48	100,000	109,810
4.95% 8/15/45	100,000	104,015
Kirby 4.20% 3/1/28	100,000	98,594
Norfolk Southern
2.90% 2/15/23	121,000	122,353
2.90% 6/15/26	165,000	168,224
3.00% 4/1/22	118,000	117,466
3.15% 6/1/27	50,000	49,677
3.25% 12/1/21	100,000	101,089
3.65% 8/1/25	50,000	51,639
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern (continued)
3.80% 8/1/28	60,000	$ 61,763
3.85% 1/15/24	150,000	155,671
3.94% 11/1/47	80,000	83,476
4.05% 8/15/52	132,000	142,496
4.15% 2/28/48	125,000	132,073
4.45% 6/15/45	100,000	110,865
4.65% 1/15/46	100,000	117,658
4.84% 10/1/41	111,000	130,973
5.10% 8/1/18	30,000	33,879
Ryder System
2.25% 9/1/21	120,000	119,305
2.80% 3/1/22	60,000	59,216
2.88% 6/1/22	40,000	40,115
2.90% 12/1/26	90,000	87,847
3.40% 3/1/23	100,000	100,976
3.45% 11/15/21	25,000	25,371
3.50% 6/1/21	50,000	49,986
3.65% 3/18/24	100,000	100,713
3.88% 12/1/23	100,000	101,972
Union Pacific
2.15% 2/5/27	50,000	48,868
2.40% 2/5/30	85,000	82,721
2.75% 3/1/26	250,000	252,661
3.20% 6/8/21	100,000	100,959
3.25% 8/15/25	50,000	51,616
3.25% 2/5/50	150,000	145,751
3.35% 8/15/46	150,000	149,974
3.38% 2/1/35	200,000	206,608
3.50% 6/8/23	150,000	153,968
3.55% 8/15/39	70,000	70,476
3.60% 9/15/37	40,000	41,407
3.65% 2/15/24	185,000	192,449
3.75% 7/15/25	100,000	107,476
3.75% 2/5/70	40,000	41,330
3.80% 10/1/51	332,000	356,349
3.84% 3/20/60	240,000	256,837
3.88% 2/1/55	94,000	94,094
3.95% 9/10/28	115,000	123,462
3.95% 8/15/59	70,000	75,619
4.00% 4/15/47	100,000	105,796
4.05% 11/15/45	50,000	52,683
4.10% 9/15/67	65,000	70,090
4.16% 7/15/22	190,000	195,328
4.38% 9/10/38	75,000	85,262
4.38% 11/15/65	30,000	33,884
United Parcel Service
2.20% 9/1/24	45,000	46,544
2.35% 5/16/22	250,000	255,578
2.40% 11/15/26	150,000	154,068
2.45% 10/1/22	125,000	125,478
2.50% 9/1/29	45,000	43,341
3.40% 3/15/29	65,000	68,686
3.40% 11/15/46	150,000	146,408

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service (continued)
3.40% 9/1/49	65,000	$ 65,430
3.63% 10/1/42	75,000	71,376
3.75% 11/15/47	150,000	156,401
4.25% 3/15/49	100,000	116,324
4.88% 11/15/40	55,000	61,607
6.20% 1/15/38	255,000	332,140
		16,150,651
Trucking & Leasing–0.01%
GATX
3.25% 9/15/26	50,000	50,374
3.85% 3/30/27	50,000	51,609
4.55% 11/7/28	100,000	106,597
4.70% 4/1/29	50,000	54,217
5.20% 3/15/44	50,000	54,998
		317,795
Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	178,584
3.75% 9/1/28	150,000	156,104
3.75% 9/1/47	250,000	250,520
4.00% 12/1/46	50,000	50,646
4.20% 9/1/48	100,000	107,817
4.30% 12/1/42	100,000	108,934
		852,605
Total Corporate Bonds (Cost $660,112,611)		684,083,804
MUNICIPAL BONDS–0.70%
American Municipal Power
Series B 6.45% 2/15/44	50,000	69,953
Series B 7.83% 2/15/41	55,000	80,051
Series B 8.08% 2/15/50	800,000	1,349,896
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	305,156
Series S1 6.92% 4/1/40	100,000	147,409
Series S1 7.04% 4/1/50	100,000	159,175
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	58,156
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	973,620
Central Puget Sound Regional Transit Authority, Washington Sales & Use Tax Revenue Taxable Build America Bonds 5.49% 11/1/39	50,000	57,265
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	$ 111,975
Series C 4.57% 1/1/54	100,000	113,047
Chicago Transit Authority, Taxable Pension Funding
Series A 6.90% 12/1/40	100,000	134,207
Series B 6.90% 12/1/40	40,000	53,683
City of Chicago Series B 7.75% 1/1/42	83,000	107,133
City of Houston 3.96% 3/1/47	100,000	112,232
Clark County, Department of Aviation, Taxable Build America Bonds Series C 6.82% 7/1/45	75,000	99,530
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds
4.91% 5/1/29	100,000	119,450
Series E 5.46% 12/1/39	100,000	122,634
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	288,952
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	100,640
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	140,714
Grand Parkway Transportation (TXBL-REF-SUBORDINATE TIER TOLL) 3.24% 10/1/52	125,000	121,389
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	175,233
JobsOhio Beverage System (TXBL-REF-SER A) Series A 2.83% 1/1/38	30,000	29,234
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	124,180
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	159,063

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	$ 162,623
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	434,880
Massachusetts School Building Authority (TXBL-REF-SUB-SER B) Series B 3.40% 10/15/40	45,000	46,100
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	11,220
Series B 6.73% 7/1/43	50,000	72,394
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	261,238
5.57% 11/1/38	65,000	84,028
5.87% 11/15/39	100,000	130,973
6.67% 11/15/39	130,000	169,560
6.81% 11/15/40	500,000	653,590
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	202,356
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	149,000	195,077
6.66% 4/1/57	121,000	161,560
7.06% 4/1/57	99,000	130,206
New Jersey Economic Development Authority
Series A (NATL) 7.43% 2/15/29	225,000	268,423
^Series B (AGM) 0.00% 2/15/22	200,000	191,156
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	133,558
Series C 5.75% 12/15/28	100,000	117,799
Series C 6.10% 12/15/28	200,000	205,646
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	350,000	498,575
Series F 7.41% 1/1/40	90,000	131,760
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey Transportation Trust Fund Authority (TXBL-REF-TRANSPORTATION SYSTEM) 4.13% 6/15/42	80,000	$ 77,459
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	93,887
5.75% 6/15/41	100,000	143,503
5.95% 6/15/42	100,000	147,614
6.01% 6/15/42	35,000	51,902
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	100,000	99,219
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	121,158
New York State Urban Development, Revenue Taxable St Personal Income Tax General
3.90% 3/15/33	100,000	113,027
5.77% 3/15/39	50,000	54,670
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	102,336
Series A2 5.21% 10/1/31	100,000	117,153
Series F1 6.27% 12/1/37	100,000	130,574
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	119,077
Series A 3.80% 12/1/46	100,000	101,803
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	286,430
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	210,693
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	40,454
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	336,170
Series 168th 4.93% 10/1/51	350,000	434,255
Series 174th 4.46% 10/1/62	250,000	276,175
Series 181th 4.96% 8/1/46	155,000	192,367
Series 192th 4.81% 10/15/65	250,000	298,510
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	133,753

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	$ 204,843
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	103,292
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	80,071
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	297,932
5.99% 2/1/39	50,000	70,006
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	141,408
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	137,961
San Francisco Public Utilities Commission Water Revenue (TXBL-REF-GREEN BOND-SER A) Series A 3.30% 11/1/39	25,000	23,363
State of California Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	101,521
State of California, Taxable Build America Bonds
2.80% 4/1/21	65,000	65,932
3.38% 4/1/25	75,000	80,871
3.50% 4/1/28	100,000	110,931
4.50% 4/1/33	100,000	115,090
4.60% 4/1/38	60,000	66,064
7.50% 4/1/34	325,000	512,548
7.60% 11/1/40	80,000	133,130
7.63% 3/1/40	85,000	137,130
7.95% 3/1/36	100,000	100,396
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	237,320
Series A 5.85% 3/15/32	100,000	122,757
State of Illinois, Taxable Pension
4.95% 6/1/23	87,273	88,037
5.10% 6/1/33	800,000	794,104
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	120,233
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	$ 103,057
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	137,384
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	105,017
Series D 4.55% 7/1/24	60,000	63,256
State Public School Building Authority 5.00% 9/15/27	100,000	116,013
Texas Transportation Commission State Highway Fund, Taxable Build America Bonds Series B 5.18% 4/1/30	200,000	240,754
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	323,455
Series AQ 4.77% 5/15/15	250,000	313,777
Series AX 3.06% 7/1/25	100,000	107,192
University of Texas System, Taxable Build America Bonds
Series A 3.35% 8/15/47	100,000	106,959
Series C 4.79% 8/15/46	90,000	104,497
University of Virginia Series C 4.18% 9/1/17	50,000	59,437
Total Municipal Bonds (Cost $15,408,271)		18,884,626
NON-AGENCY ASSET-BACKED SECURITIES–0.43%
Ally Auto Receivables Trust Series 2019-1 A3 2.91% 9/15/23	300,000	305,107
Ally Master Owner Trust Series 2018-2 A 3.29% 5/15/23	100,000	100,992
American Express Credit Account Master Trust
Series 2019-1 A 2.87% 10/15/24	750,000	772,732
Series 2019-2 A 2.67% 11/15/24	185,000	190,122
AmeriCredit Automobile Receivables Trust Series 2019-1 A3 2.97% 11/20/23	333,000	334,860
BA Credit Card Trust Series 2018-A2 A2 3.00% 9/15/23	500,000	507,476
Capital One Prime Auto Receivables Trust Series 2020-1 A3 1.60% 11/15/24	113,000	111,258
CarMax Auto Owner Trust
Series 2017-4 C 2.70% 10/16/23	125,000	123,907

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2018-1 A4 2.64% 6/15/23	847,000	$ 828,893
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,111,433
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	967,339
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,008,933
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	350,592
Ford Credit Auto Owner Trust Series 2019-A A3 2.78% 9/15/23	450,000	456,616
Ford Credit Floorplan Master Owner Trust Series 2017-3 A 2.48% 9/15/24	550,000	534,290
GM Financial Automobile Leasing Trust Series 2019-2 A3 2.65% 2/16/24	400,000	404,292
Honda Auto Receivables Owner Trust Series 2019-1 A3 2.83% 3/20/23	1,000,000	1,016,100
Santander Drive Auto Receivables Trust
Series 2019-1 C 3.42% 4/15/25	222,000	220,100
Series 2019-2 C 2.90% 10/15/24	250,000	242,227
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	598,379
Toyota Auto Receivables Owner Trust Series 2018-D A3 3.18% 3/15/23	979,000	995,793
World Omni Auto Receivables Trust
Series 2019-B A3 2.59% 7/15/24	111,000	111,597
Series 2020-A A3 1.10% 4/15/25	350,000	346,694
Total Non-Agency Asset-Backed Securities (Cost $11,596,142)		11,639,732
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.33%
Bank Series 2020-BN25 A5 2.65% 1/15/63	600,000	608,918
BANK
Series 2017-BNK7 A2 3.06% 9/15/60	500,000	507,272
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	521,797
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	163,172
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2019-BN17 A4 3.71% 4/15/52	265,000	$ 290,615
Series 2019-BN24 A3 2.96% 11/15/62	500,000	520,767
BBCMS Mortgage Trust Series 2020-C6 A4 2.64% 2/15/53	650,000	647,993
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	213,966
Series 2018-B3 A5 4.03% 4/10/51	350,000	386,939
Series 2018-B5 A4 4.21% 7/15/51	200,000	223,476
Series 2019-B10 A4 3.72% 3/15/62	575,000	625,752
Series 2020-B16 A5 2.73% 2/15/53	500,000	511,000
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	420,716
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.02% 9/10/45	1,195,200	1,214,947
Series 2013-GC11 AS 3.42% 4/10/46	770,000	767,702
Series 2013-GC15 A3 4.10% 9/10/46	731,198	771,714
•Series 2015-GC33 B 4.57% 9/10/58	500,000	497,722
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,021,983
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,446,594
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,593,834
Series 2015-CR26 A3 3.36% 10/10/48	1,000,000	1,025,617
♦Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.96% 2/10/47	545,000	560,661
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19 A3 2.56% 3/15/53	150,000	145,599
•Csail Commercial Mortgage Trust Series 2017-CX10 A5 3.46% 11/15/50	500,000	515,638
CSAIL Commercial Mortgage Trust Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,075,512
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,489,630
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,549,263

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2020-GC45 A5 2.91% 2/13/53	275,000	$ 283,631
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,520,889
Series 2016-C1 A5 3.58% 3/15/49	500,000	529,783
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.70% 12/15/47	575,345	578,143
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,063,182
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	731,374
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,348,573
Series 2015-C25 ASB 3.38% 10/15/48	800,000	799,834
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	500,000	516,230
Series 2017-HR2 A4 3.59% 12/15/50	500,000	541,449
Series 2020-L4 A3 2.70% 2/15/53	400,000	401,711
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	613,632
Series 2017-C7 A4 3.68% 12/15/50	350,000	367,472
Series 2018-C14 A3 4.18% 12/15/51	350,000	397,145
Series 2018-C8 A4 3.98% 2/15/51	200,000	216,968
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.53% 5/10/63	1,000,000	1,029,962
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.28% 7/15/46	400,000	393,778
Series 2015-C30 A3 3.41% 9/15/58	488,985	513,422
Series 2015-P2 A4 3.81% 12/15/48	665,000	711,730
Series 2016-C34 A2 2.60% 6/15/49	600,000	599,133
Series 2017-C41 A4 3.47% 11/15/50	350,000	364,872
Series 2019-C50 A5 3.73% 5/15/52	310,000	313,459
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	820,382	823,909
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust (continued)
•Series 2013-C15 C 4.49% 8/15/46	1,000,000	$ 901,152
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,038,559
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $35,976,030)		35,918,791
ΔREGIONAL BONDS–0.27%
Canada—0.27%
Province of Alberta Canada
2.20% 7/26/22	500,000	516,530
3.30% 3/15/28	400,000	459,478
3.35% 11/1/23	200,000	216,781
Province of British Columbia Canada
2.00% 10/23/22	150,000	154,843
6.50% 1/15/26	100,000	130,545
7.25% 9/1/36	100,000	167,648
Province of Manitoba Canada
2.10% 9/6/22	63,000	65,142
2.60% 4/16/24	750,000	798,781
Province of New Brunswick Canada 3.63% 2/24/28	150,000	176,299
Province of Ontario Canada
2.20% 10/3/22	500,000	517,240
2.30% 6/15/26	500,000	533,595
2.40% 2/8/22	750,000	770,696
2.45% 6/29/22	150,000	155,612
Province of Quebec Canada
2.50% 4/9/24	100,000	106,354
2.50% 4/20/26	1,000,000	1,081,891
2.63% 2/13/23	350,000	368,897
2.75% 4/12/27	300,000	332,744
7.50% 7/15/23	200,000	242,009
7.50% 9/15/29	175,000	264,885
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	117,567
		7,177,537
Total Regional Bonds (Cost $6,620,548)		7,177,537
ΔSOVEREIGN BONDS–1.52%
Canada—0.13%
Canada Government International Bond
1.63% 1/22/25	500,000	523,084
2.00% 11/15/22	290,000	299,865
2.63% 1/25/22	280,000	290,042
Export Development Canada
1.38% 2/24/23	500,000	510,541
1.50% 5/26/21	200,000	202,283
1.75% 7/18/22	150,000	153,810
2.63% 2/21/24	500,000	537,050

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Province of Alberta Canada 1.88% 11/13/24	250,000	$ 256,744
Province of Ontario Canada
1.75% 1/24/23	145,000	148,627
2.00% 10/2/29	250,000	262,605
Province of Quebec Canada 1.50% 2/11/25	250,000	256,328
		3,440,979
Chile—0.06%
Chile Government International Bond
2.25% 10/30/22	100,000	100,126
2.55% 1/27/32	200,000	199,800
3.13% 1/21/26	826,000	858,214
3.24% 2/6/28	350,000	369,691
3.50% 1/25/50	200,000	207,000
		1,734,831
Colombia—0.12%
Colombia Government International Bond
2.63% 3/15/23	700,000	678,132
3.00% 1/30/30	200,000	182,300
3.88% 4/25/27	350,000	345,800
4.00% 2/26/24	250,000	252,978
5.00% 6/15/45	500,000	512,500
5.20% 5/15/49	200,000	209,994
6.13% 1/18/41	200,000	230,168
7.38% 9/18/37	500,000	622,500
8.13% 5/21/24	250,000	288,432
		3,322,804
Hungary—0.07%
Hungary Government International Bond
5.38% 3/25/24	700,000	770,000
7.63% 3/29/41	700,000	1,078,000
		1,848,000
Indonesia—0.05%
Indonesia Government International Bond
2.85% 2/14/30	250,000	242,492
3.50% 2/14/50	250,000	251,269
4.10% 4/24/28	300,000	306,729
4.75% 2/11/29	200,000	216,447
5.35% 2/11/49	200,000	227,207
		1,244,144
Iraq—0.03%
Iraq Government AID Bond 2.15% 1/18/22	695,000	717,315
		717,315
Israel—0.06%
Israel Government AID Bond 5.50% 4/26/24	200,000	234,577
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Israel (continued)
Israel Government International Bond
2.88% 3/16/26	200,000	$ 208,009
3.15% 6/30/23	200,000	206,999
3.25% 1/17/28	200,000	212,014
4.00% 6/30/22	150,000	156,698
4.50% 1/30/43	200,000	218,400
State of Israel
2.50% 1/15/30	200,000	201,418
3.38% 1/15/50	200,000	194,000
		1,632,115
Italy—0.05%
Republic of Italy Government International Bond
5.38% 6/15/33	800,000	938,839
6.88% 9/27/23	350,000	401,098
		1,339,937
Japan—0.21%
Japan Bank for International Cooperation
1.63% 10/17/22	200,000	203,829
1.75% 10/17/24	200,000	206,689
1.88% 4/20/21	300,000	303,228
2.00% 11/4/21	200,000	203,801
2.00% 10/17/29	200,000	213,006
2.25% 11/4/26	200,000	215,358
2.38% 7/21/22	300,000	310,723
2.38% 11/16/22	200,000	208,007
2.38% 4/20/26	300,000	323,511
2.50% 6/1/22	200,000	207,094
2.50% 5/23/24	200,000	211,337
2.50% 5/28/25	700,000	756,360
2.75% 11/16/27	200,000	222,541
2.88% 6/1/27	350,000	391,198
2.88% 7/21/27	200,000	223,424
3.13% 7/20/21	200,000	206,219
3.25% 7/20/23	200,000	215,337
3.25% 7/20/28	300,000	348,483
3.38% 7/31/23	200,000	216,048
Japan International Cooperation Agency
2.13% 10/20/26	200,000	212,344
3.38% 6/12/28	200,000	232,790
		5,631,327
Mexico—0.20%
Mexico Government International Bond
3.75% 1/11/28	200,000	198,802
4.00% 10/2/23	550,000	561,000
4.13% 1/21/26	285,000	292,128
4.15% 3/28/27	370,000	378,140
4.35% 1/15/47	200,000	194,314
4.50% 1/31/50	400,000	395,404
4.60% 2/10/48	200,000	200,702
4.75% 3/8/44	1,000,000	1,012,500
5.75% 10/12/10	800,000	829,008

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
6.05% 1/11/40	475,000	$ 562,813
6.75% 9/27/34	500,000	657,505
Mexico Government International Bonds 3.25% 4/16/30	205,000	192,188
		5,474,504
Panama—0.08%
Panama Government International Bond
3.16% 1/23/30	445,000	445,004
3.87% 7/23/60	200,000	199,500
3.88% 3/17/28	300,000	323,253
4.30% 4/29/53	300,000	322,878
4.50% 4/16/50	200,000	219,752
6.70% 1/26/36	200,000	256,752
7.13% 1/29/26	100,000	120,751
8.88% 9/30/27	100,000	135,251
9.38% 4/1/29	100,000	141,751
		2,164,892
Peru—0.06%
Peruvian Government International Bond
4.13% 8/25/27	350,000	394,629
5.63% 11/18/50	100,000	149,000
6.55% 3/14/37	500,000	715,630
7.35% 7/21/25	100,000	126,501
8.75% 11/21/33	200,000	316,502
		1,702,262
Philippines—0.09%
Philippine Government International Bond
3.00% 2/1/28	200,000	208,487
3.70% 2/2/42	200,000	219,487
3.75% 1/14/29	400,000	442,550
3.95% 1/20/40	500,000	545,574
5.00% 1/13/37	500,000	592,746
9.50% 2/2/30	300,000	450,380
		2,459,224
Poland—0.07%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	259,186
3.25% 4/6/26	400,000	430,203
5.00% 3/23/22	500,000	532,362
5.13% 4/21/21	700,000	725,256
		1,947,007
Republic of Korea—0.13%
Export-Import Bank of Korea
2.75% 1/25/22	200,000	204,572
2.88% 1/21/25	500,000	530,312
3.25% 11/10/25	200,000	218,074
3.50% 11/27/21	200,000	206,048
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Export-Import Bank of Korea (continued)
3.63% 11/27/23	300,000	$ 323,033
5.00% 4/11/22	250,000	267,657
Korea Development Bank
3.00% 3/19/22	285,000	292,909
3.25% 2/19/24	400,000	424,110
Korea International Bond
2.50% 6/19/29	200,000	210,463
2.75% 1/19/27	500,000	526,033
3.88% 9/11/23	200,000	218,971
		3,422,182
Sweden—0.04%
Svensk Exportkredit AB
1.63% 11/14/22	430,000	436,201
2.88% 3/14/23	500,000	532,404
Swedish Export Credit 3.13% 11/8/21	200,000	207,916
		1,176,521
Uruguay—0.07%
Uruguay Government International Bond
4.38% 10/27/27	300,000	324,003
5.10% 6/18/50	1,000,000	1,138,760
7.63% 3/21/36	250,000	345,940
		1,808,703
Total Sovereign Bonds (Cost $38,933,210)		41,066,747
SUPRANATIONAL BANKS–1.39%
African Development Bank
1.63% 9/16/22	415,000	424,652
2.13% 11/16/22	350,000	363,584
3.00% 12/6/21	440,000	456,962
Andina de Fomento 3.75% 11/23/23	220,000	238,949
Asian Development Bank
1.50% 10/18/24	500,000	518,674
1.63% 3/16/21	400,000	404,027
1.63% 1/24/23	200,000	205,526
1.75% 8/14/26	100,000	105,563
1.88% 2/18/22	600,000	614,778
1.88% 1/24/30	200,000	214,767
2.00% 4/24/26	600,000	640,573
2.38% 8/10/27	250,000	275,041
2.63% 1/30/24	400,000	431,268
2.63% 1/12/27	1,000,000	1,115,211
2.75% 3/17/23	725,000	769,672
Corp. Andina de Fomento 4.38% 6/15/22	250,000	266,958
Council Of Europe Development Bank
1.38% 2/27/25	250,000	258,490
2.50% 2/27/24	300,000	321,808
2.63% 2/13/23	90,000	95,100

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development
1.50% 2/13/25	85,000	$ 88,432
1.88% 2/23/22	400,000	410,016
2.75% 4/26/21	250,000	255,589
European Investment Bank
1.38% 9/6/22	275,000	279,889
1.63% 6/15/21	600,000	607,755
1.63% 3/14/25	325,000	339,622
1.63% 10/9/29	550,000	574,172
2.00% 3/15/21	800,000	810,905
2.25% 8/15/22	1,000,000	1,039,906
2.38% 5/13/21	500,000	510,234
2.38% 6/15/22	1,000,000	1,040,000
2.50% 4/15/21	500,000	510,325
2.50% 3/15/23	955,000	1,008,474
2.63% 5/20/22	500,000	521,220
2.63% 3/15/24	415,000	448,118
2.88% 12/15/21	375,000	389,871
2.88% 8/15/23	500,000	537,976
3.25% 1/29/24	1,400,000	1,539,061
FMS Wertmanagement
1.38% 6/8/21	500,000	505,280
2.00% 8/1/22	400,000	413,948
2.75% 3/6/23	250,000	265,323
Inter-American Development Bank
1.25% 9/14/21	700,000	707,351
1.75% 3/14/25	1,250,000	1,313,037
1.88% 3/15/21	500,000	506,381
1.88% 7/23/21	100,000	101,744
2.00% 6/2/26	250,000	272,169
2.00% 7/23/26	100,000	107,414
2.25% 6/18/29	350,000	385,928
2.63% 4/19/21	310,000	316,670
2.63% 1/16/24	1,500,000	1,612,622
3.00% 10/4/23	500,000	542,022
3.00% 2/21/24	400,000	438,663
3.20% 8/7/42	100,000	127,787
3.88% 10/28/41	100,000	143,270
4.38% 1/24/44	56,000	87,177
International Bank for Reconstruction & Development
1.38% 5/24/21	300,000	302,925
1.38% 9/20/21	300,000	303,879
1.63% 3/9/21	1,000,000	1,012,974
1.63% 2/10/22	600,000	612,188
1.63% 1/15/25	750,000	784,027
1.75% 10/23/29	250,000	265,710
1.88% 6/19/23	1,000,000	1,038,551
2.13% 12/13/21	500,000	512,515
2.13% 7/1/22	1,000,000	1,032,690
2.13% 2/13/23	100,000	104,153
2.50% 3/19/24	750,000	806,275
2.50% 11/25/24	900,000	976,041
2.50% 11/22/27	350,000	390,560
2.75% 7/23/21	500,000	514,308
3.13% 11/20/25	450,000	508,170
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
4.75% 2/15/35	50,000	$ 74,159
7.63% 1/19/23	100,000	119,516
International Finance
0.50% 3/20/23	85,000	84,621
1.13% 7/20/21	200,000	201,382
1.38% 10/16/24	675,000	695,824
2.88% 7/31/23	160,000	171,998
Nordic Investment Bank
2.25% 9/30/21	200,000	204,822
2.25% 5/21/24	200,000	212,666
2.88% 7/19/23	200,000	214,489
Total Supranational Banks (Cost $35,705,241)		37,624,397
U.S. TREASURY OBLIGATIONS–38.95%
U.S. Treasury Bonds
2.00% 2/15/50	2,500,000	2,903,613
2.38% 11/15/49	2,500,000	3,120,313
2.50% 2/15/45	12,900,000	16,110,387
2.50% 2/15/46	6,350,000	7,981,652
2.50% 5/15/46	7,200,000	9,057,656
2.75% 8/15/42	2,600,000	3,357,453
2.75% 11/15/42	3,500,000	4,521,289
2.75% 8/15/47	4,200,000	5,551,711
2.75% 11/15/47	6,500,000	8,603,613
2.88% 5/15/43	13,500,000	17,789,414
2.88% 8/15/45	1,200,000	1,604,484
2.88% 5/15/49	3,000,000	4,096,758
3.00% 5/15/42	2,850,000	3,826,014
3.00% 11/15/45	8,100,000	11,082,445
3.00% 2/15/47	7,700,000	10,643,746
3.00% 5/15/47	5,700,000	7,879,805
3.00% 2/15/48	5,000,000	6,921,289
3.00% 8/15/48	11,000,000	15,294,297
3.00% 2/15/49	9,500,000	13,247,676
3.13% 8/15/44	19,500,000	26,881,816
3.13% 5/15/48	4,000,000	5,671,562
3.38% 11/15/48	2,000,000	2,969,375
3.50% 2/15/39	2,650,000	3,772,627
3.63% 2/15/44	3,000,000	4,438,828
3.75% 8/15/41	3,850,000	5,719,205
3.88% 8/15/40	3,750,000	5,626,758
4.38% 5/15/41	2,750,000	4,411,064
4.63% 2/15/40	3,100,000	5,063,172
4.75% 2/15/41	3,750,000	6,266,895
5.00% 5/15/37	1,000,000	1,642,656
5.25% 11/15/28	500,000	694,609
5.38% 2/15/31	500,000	743,457
5.50% 8/15/28	500,000	699,785
6.00% 2/15/26	750,000	991,025
6.13% 11/15/27	800,000	1,133,375
6.13% 8/15/29	300,000	449,063
6.25% 8/15/23	1,600,000	1,920,500
6.63% 2/15/27	750,000	1,059,990

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.75% 8/15/26	500,000	$ 696,191
6.88% 8/15/25	1,000,000	1,340,938
7.13% 2/15/23	1,000,000	1,196,406
7.25% 8/15/22	500,000	583,008
7.50% 11/15/24	500,000	663,086
7.63% 11/15/22	500,000	596,426
7.63% 2/15/25	500,000	674,453
8.00% 11/15/21	1,700,000	1,914,824
8.13% 5/15/21	500,000	545,117
8.13% 8/15/21	700,000	776,125
U.S. Treasury Notes
1.38% 1/31/22	6,000,000	6,126,094
1.38% 10/15/22	13,500,000	13,880,215
1.38% 2/15/23	5,000,000	5,158,594
1.38% 6/30/23	9,400,000	9,724,961
1.50% 2/28/23	12,000,000	12,428,437
1.50% 3/31/23	4,500,000	4,663,301
1.50% 9/30/24	5,000,000	5,254,297
1.50% 11/30/24	37,000,000	38,967,070
1.50% 8/15/26	11,000,000	11,667,305
1.50% 1/31/27	8,000,000	8,513,438
1.50% 2/15/30	3,000,000	3,234,141
1.63% 6/30/21	30,000,000	30,573,047
1.63% 8/31/22	9,000,000	9,295,664
1.63% 11/15/22	16,750,000	17,342,793
1.63% 5/31/23	16,000,000	16,664,375
1.63% 10/31/23	18,000,000	18,829,687
1.63% 2/15/26	11,000,000	11,719,297
1.63% 5/15/26	6,500,000	6,937,227
1.63% 11/30/26	6,000,000	6,428,203
1.63% 8/15/29	8,000,000	8,686,562
1.75% 5/15/22	9,000,000	9,292,500
1.75% 6/15/22	30,000,000	31,006,641
1.75% 7/15/22	18,000,000	18,621,562
1.75% 5/15/23	25,000,000	26,129,883
1.75% 11/15/29	5,000,000	5,496,094
1.88% 2/28/22	4,000,000	4,125,938
1.88% 3/31/22	15,000,000	15,492,187
1.88% 7/31/26	8,000,000	8,678,750
2.00% 8/31/21	5,000,000	5,126,563
2.00% 11/15/21	4,700,000	4,837,328
2.00% 2/15/22	8,000,000	8,265,312
2.00% 2/15/23	14,150,000	14,848,104
2.00% 4/30/24	8,000,000	8,537,188
2.00% 5/31/24	10,000,000	10,684,375
2.00% 2/15/25	11,000,000	11,855,508
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 11/15/26	5,000,000	$ 5,474,219
2.13% 12/31/22	3,000,000	3,151,992
2.13% 11/30/23	22,000,000	23,444,609
2.13% 2/29/24	12,000,000	12,843,281
2.13% 9/30/24	7,000,000	7,551,250
2.13% 11/30/24	9,000,000	9,730,195
2.13% 5/31/26	10,000,000	10,977,344
2.25% 4/15/22	23,000,000	23,940,664
2.25% 12/31/24	10,000,000	10,879,688
2.25% 3/31/26	5,000,000	5,519,141
2.25% 2/15/27	16,000,000	17,852,500
2.25% 8/15/27	9,000,000	10,102,500
2.25% 11/15/27	11,500,000	12,937,051
2.38% 8/15/24	35,000,000	38,062,500
2.38% 5/15/27	9,500,000	10,719,414
2.38% 5/15/29	11,000,000	12,658,594
2.50% 1/15/22	16,000,000	16,647,500
2.50% 8/15/23	18,250,000	19,597,363
2.63% 12/31/25	2,000,000	2,244,531
2.63% 2/15/29	9,000,000	10,523,672
2.75% 9/15/21	8,000,000	8,292,812
2.75% 8/31/23	8,000,000	8,661,250
2.75% 11/15/23	5,000,000	5,436,328
2.75% 2/15/24	26,000,000	28,428,359
2.75% 2/28/25	5,000,000	5,575,000
2.75% 6/30/25	5,000,000	5,603,516
2.75% 2/15/28	12,000,000	13,995,469
2.88% 11/30/25	7,000,000	7,941,992
2.88% 5/15/28	4,000,000	4,718,125
2.88% 8/15/28	13,000,000	15,377,578
3.13% 5/15/21	3,500,000	3,617,578
3.13% 11/15/28	7,000,000	8,453,594
Total U.S. Treasury Obligations (Cost $935,844,636)		1,052,788,201

	Number of Shares
MONEY MARKET FUND–1.35%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	36,489,367	36,489,367
Total Money Market Fund (Cost $36,489,367)		36,489,367

TOTAL INVESTMENTS–100.30% (Cost $2,529,393,667)	2,710,679,295

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(8,000,983)
NET ASSETS APPLICABLE TO 227,861,956 SHARES OUTSTANDING–100.00%	$2,702,678,312

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2020.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
AID–Agency for International Development
BB–Barclays Bank
CA–Credit Agricole
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$26,074,534	$—	$26,074,534
Agency Mortgage-Backed Securities	—	723,526,106	—	723,526,106
Agency Obligations	—	35,405,453	—	35,405,453
Corporate Bonds
Advertising	—	493,858	—	493,858
Aerospace & Defense	—	11,218,991	—	11,218,991
Agriculture	—	9,321,159	—	9,321,159
Airlines	—	2,403,116	—	2,403,116
Apparel	—	961,934	—	961,934
Auto Manufacturers	—	9,016,133	—	9,016,133
LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Parts & Equipment	$—	$750,003	$—	$750,003
Banks	—	154,674,972	100,495	154,775,467
Beverages	—	17,386,109	—	17,386,109
Biotechnology	—	7,219,639	—	7,219,639
Building Materials	—	2,378,113	—	2,378,113
Chemicals	—	10,145,820	—	10,145,820
Commercial Services	—	5,311,022	—	5,311,022
Computers	—	17,747,398	—	17,747,398
Cosmetics & Personal Care	—	3,399,714	—	3,399,714
Distribution/Wholesale	—	313,634	—	313,634
Diversified Financial Services	—	23,097,001	—	23,097,001
Electric	—	50,351,949	—	50,351,949
Electrical Components & Equipment	—	314,858	—	314,858
Electronics	—	5,086,088	—	5,086,088
Engineering & Construction	—	170,591	—	170,591
Environmental Control	—	2,162,760	—	2,162,760
Food	—	8,426,585	—	8,426,585
Forest Products & Paper	—	2,430,721	—	2,430,721
Gas	—	3,539,185	—	3,539,185
Hand Machine Tools	—	509,425	—	509,425
Health Care Products	—	7,416,776	—	7,416,776
Health Care Services	—	16,350,560	—	16,350,560
Home Builders	—	186,855	—	186,855
Home Furnishings	—	382,585	—	382,585
Household Products Wares	—	1,510,764	—	1,510,764
Insurance	—	22,375,050	—	22,375,050
Internet	—	8,077,808	—	8,077,808
Investment Company Security	—	755,311	—	755,311
Iron & Steel	—	2,190,356	—	2,190,356
Leisure Time	—	150,099	—	150,099
Lodging	—	1,623,960	—	1,623,960
Machinery Construction & Mining	—	3,436,730	—	3,436,730
Machinery Diversified	—	4,694,467	—	4,694,467
Media	—	25,342,650	—	25,342,650
Metal Fabricate & Hardware	—	736,813	—	736,813
Mining	—	4,030,365	—	4,030,365
Miscellaneous Manufacturing	—	7,191,907	—	7,191,907
Office Furnishings	—	120,413	—	120,413
Oil & Gas	—	33,309,245	—	33,309,245
Oil & Gas Services	—	2,178,800	—	2,178,800
Packaging & Containers	—	1,579,488	—	1,579,488
Pharmaceuticals	—	45,819,169	—	45,819,169
Pipelines	—	21,344,875	—	21,344,875
Private Equity	—	151,886	—	151,886
Real Estate	—	319,292	—	319,292
Real Estate Investment Trusts	—	24,830,190	—	24,830,190
Retail	—	20,144,772	—	20,144,772
Savings & Loans	—	153,967	—	153,967
Semiconductors	—	12,291,875	—	12,291,875
Software	—	17,832,050	—	17,832,050
Telecommunications	—	31,057,303	—	31,057,303
Toys Games Hobbies	—	245,099	—	245,099
Transportation	—	16,150,651	—	16,150,651
Trucking & Leasing	—	317,795	—	317,795
Water	—	852,605	—	852,605
Municipal Bonds	—	18,884,626	—	18,884,626
Non-Agency Asset-Backed Securities	—	11,639,732	—	11,639,732
Non-Agency Commercial Mortgage-Backed Securities	—	35,918,791	—	35,918,791
LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Regional Bonds	$—	$7,177,537	$—	$7,177,537
Sovereign Bonds	—	41,066,747	—	41,066,747
Supranational Banks	—	37,624,397	—	37,624,397
U.S. Treasury Obligations	—	1,052,788,201	—	1,052,788,201
Money Market Fund	36,489,367	—	—	36,489,367
Total Investments	$36,489,367	$2,674,089,433	$100,495	$2,710,679,295
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2020 were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/20	Principal Amount 3/31/20	Interest Income
Corporate Bond-0.02%@
Insurance-0.02%@
Lincoln National 4.00% 9/1/23	$532,026	$—	$—	$—	$(31,937)	$500,089	500,000	$—

@	As a percentage of Net Assets as of March 31, 2020.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Bond Index Fund–65